Ohio National Fund, Inc.	ON Bond Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds – 94.0%		Rate	Maturity	Face Amount	Value

COMMUNICATION SERVICES – 4.2%
AT&T, Inc. (Diversified Telecom. Svs.)		QL + 118	06/12/2024	$2,000,000	$ 2,036,600
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	1,000,000	1,044,174
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	1,000,000	1,136,228
Discovery Communications LLC (Media)		3.950%	03/20/2028	900,000	937,885
Lamar Media Corp. (Media)		5.750%	02/01/2026	500,000	528,625
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	1,000,000	1,036,250
Time Warner Cable LLC (Media)		6.550%	05/01/2037	850,000	1,020,890
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,163,669
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,709,840

					10,614,161

CONSUMER DISCRETIONARY – 5.1%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,148,968
Aptiv PLC (Auto Components)		4.350%	03/15/2029	1,000,000	1,081,347
Dollar General Corp. (Multiline Retail)		4.125%	05/01/2028	2,000,000	2,187,410
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5.000%	02/15/2026	3,000,000	3,370,656
Lear Corp. (Auto Components)		3.800%	09/15/2027	4,000,000	4,024,527
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	1,051,526

					12,864,434

CONSUMER STAPLES – 7.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,313,083
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,189,598
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	2,305,495
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	2,000,000	1,980,109
B.A.T. Capital Corp. (Tobacco)		4.390%	08/15/2037	3,000,000	2,912,635
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	2,154,015
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	3,000,000	3,105,670
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	900,000	907,793
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	1,048,837

					17,917,235

ENERGY – 11.0%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.375%	10/15/2028	2,000,000	2,051,288
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	2,015,969
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,034,093
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,014,698
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	900,000	934,459
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	1,000,000	1,077,915
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		3.750%	10/01/2027	2,000,000	2,079,145
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,198,488
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	900,000	903,389
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	1,069,263
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	999,001
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,148,792
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	883,872
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	1,075,348
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,170,352
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	03/31/2022	1,800,000	1,809,000
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	1,156,919
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	1,053,709
Transocean Pontus Ltd. (Energy Equip. & Svs.)	(a)	6.125%	08/01/2025	1,112,500	1,129,187
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	1,000,000	1,022,409
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	1,034,449
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	1,121,147

					27,982,892

FINANCIALS – 25.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	3,000,000	3,059,449
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,499,997
American Express Co. (Consumer Finance)		QL + 75	08/03/2023	1,000,000	1,003,784
American International Group, Inc. (Insurance)		3.875%	01/15/2035	2,500,000	2,625,340
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,081,651
Bank of America Corp. (Rate is fixed until 01/23/2025, at which point, the rate becomes QL + 81) (Banks)	(b)	3.366%	01/23/2026	2,000,000	2,085,070
Bank of America Corp. (Rate is fixed until 04/24/2037, at which point, the rate becomes QL + 181) (Banks)	(b)	4.244%	04/24/2038	1,000,000	1,144,969
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	2,903,964
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	950,916
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	1,180,000	1,254,385
Citigroup, Inc. (Banks)		4.400%	06/10/2025	2,000,000	2,150,374
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,060,383
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	2,000,000	1,995,889
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	2,000,000	2,090,990
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	1,800,000	1,828,758
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	1,400,000	1,403,468

1	(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

FINANCIALS (continued)
Ford Motor Credit Co. LLC (Consumer Finance)		QL + 88	10/12/2021	$2,000,000	$ 1,965,944
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	2,000,000	2,020,447
General Motors Financial Co., Inc. (Consumer Finance)		QL + 99	01/05/2023	2,000,000	1,972,267
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	1,000,000	1,028,593
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	2,118,037
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 116) (Capital Markets)	(b)	3.814%	04/23/2029	2,000,000	2,120,340
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,076,627
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	1,912,464
JPMorgan Chase & Co. (Banks)		3.900%	07/15/2025	2,023,000	2,182,862
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	2,107,990
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,476,649
Morgan Stanley (Capital Markets)		QL + 140	10/24/2023	1,260,000	1,282,705
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,056,747
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(b)	4.431%	01/23/2030	2,000,000	2,247,299
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	2,000,000	2,143,427
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	900,000	903,691
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,055,072
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	2,000,000	2,100,702
Teachers Insurance & Annuity Association of America (Insurance)	(a)	4.270%	05/15/2047	900,000	1,021,389
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,000,000	1,025,560
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,156,233
Westpac Banking Corp. (Banks)		QL + 57	01/11/2023	1,000,000	1,001,062
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,903,205

					65,018,699

HEALTH CARE – 4.3%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	1,000,000	1,019,212
Bayer U.S. Finance II LLC (Pharmaceuticals)	(a)	4.875%	06/25/2048	2,000,000	2,210,699
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	2,000,000	2,159,067
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	3,000,000	3,203,387
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	1,000,000	1,113,697
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	1,000,000	1,100,118

					10,806,180

INDUSTRIALS – 9.1%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	2,000,000	1,984,457
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	4,000,000	4,156,550
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	3,150,263
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	900,000	1,081,136
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	2,300,473
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	1,078,648
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	2,500,000	2,577,407
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,576,044
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,043,646
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	2,000,000	2,096,260
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	2,022,702

					23,067,586

INFORMATION TECHNOLOGY – 2.4%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.200%	09/11/2029	2,000,000	1,963,612
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	850,000	943,098
Microsoft Corp. (Software)		4.100%	02/06/2037	900,000	1,067,460
Microsoft Corp. (Software)		4.450%	11/03/2045	900,000	1,136,575
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	900,000	945,443

					6,056,188

MATERIALS – 11.1%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	1,078,596
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	900,000	930,731
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	2,000,000	2,119,532
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,030,044
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	3,146,190
Martin Marietta Materials, Inc. (Construction Materials)		3.500%	12/15/2027	4,000,000	4,105,515
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	12/15/2047	1,000,000	1,009,990
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	3,117,330
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	2,092,135
Packaging Corp. of America (Containers & Packaging)		3.400%	12/15/2027	2,000,000	2,075,854
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,930,144
Syngenta Finance N.V. (Chemicals)	(a)	4.441%	04/24/2023	1,000,000	1,045,097
Syngenta Finance N.V. (Chemicals)	(a)	5.182%	04/24/2028	1,000,000	1,063,161
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	2,381,000	2,521,415

					28,265,734

REAL ESTATE – 7.0%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,078,480

2	(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity		Face Amount	Value

REAL ESTATE (continued)
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027		$1,800,000	$ 1,942,949
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022		1,425,000	1,452,235
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027		2,000,000	2,083,878
HCP, Inc. (Equity REIT)		4.000%	06/01/2025		1,500,000	1,596,956
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025		1,400,000	1,464,015
Healthcare Realty Trust, Inc. (Equity REIT)		3.625%	01/15/2028		1,000,000	1,040,501
Highwoods Realty LP (Equity REIT)		4.200%	04/15/2029		2,000,000	2,145,904
Service Properties Trust (Equity REIT)		4.250%	02/15/2021		1,000,000	1,013,561
SITE Centers Corp. (Equity REIT)		3.625%	02/01/2025		1,721,000	1,768,007
Vornado Realty LP (Equity REIT)		3.500%	01/15/2025		1,000,000	1,032,575
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026		1,000,000	1,088,490

						17,707,551

UTILITIES – 7.2%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046		1,000,000	1,129,962
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042		1,400,000	1,599,584
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028		1,900,000	2,003,148
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045		900,000	1,072,136
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048		1,000,000	1,155,082
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046		1,000,000	1,031,308
Duke Energy Florida LLC (Electric Utilities)		2.100%	12/15/2019		250,000	249,938
Eversource Energy (Electric Utilities)		3.300%	01/15/2028		1,000,000	1,038,475
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049		1,800,000	2,118,852
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049		2,000,000	2,029,818
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026		900,000	985,384
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047		1,500,000	1,621,319
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022		1,000,000	1,024,695
Virginia Electric & Power Co. (Electric Utilities)		3.450%	02/15/2024		1,255,000	1,313,150

						18,372,851

Total Corporate Bonds (Cost $225,721,683)						$238,673,511

Asset-Backed Securities – 3.1%		Rate	Maturity		Face Amount	Value

INDUSTRIALS – 3.1%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026		$2,255,291	$ 2,260,027
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023		3,068,398	3,100,002
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026		1,568,750	1,594,035
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032		1,000,000	997,194

Total Asset-Backed Securities (Cost $7,895,179)						$ 7,951,258

Sovereign Issues – 1.2%		Rate	Maturity		Face Amount	Value
Mexico Government International Bond		3.750%	01/11/2028		$3,000,000	$ 3,090,000

Total Sovereign Issues (Cost $2,989,018)						$ 3,090,000

Money Market Funds – 0.3%					Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%				(c)	810,242	$ 810,323

Total Money Market Funds (Cost $810,323)						$ 810,323

Total Investments – 98.6% (Cost $237,416,203)				(d)		$250,525,092
Other Assets in Excess of Liabilities – 1.4%						3,493,618

Net Assets – 100.0%						$254,018,710

Percentages are stated as a percent of net assets.

Abbreviations:

QL:	Quarterly U.S. LIBOR Rate, 2.085% at 09/30/2019
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.518% at 09/30/2019
USSW5:	USD Swap Semi 30/360 5 Year, 1.502% at 09/30/2019

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2019, the value of these securities totaled $17,742,082, or 7.0% of the Portfolio’s net assets.

(b)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2019.

(c)	Rate represents the seven-day yield at September 30, 2019.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 70.7%		Shares	Value

COMMUNICATION SERVICES – 7.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	3,243	$ 3,960,157
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	4,567	5,567,173
AMC Networks, Inc. Class A (Media)	(a)	17,256	848,305
AT&T, Inc. (Diversified Telecom. Svs.)		68,968	2,609,749
CenturyLink, Inc. (Diversified Telecom. Svs.)		19,885	248,165
Cinemark Holdings, Inc. (Entertainment)		8,065	311,632
Comcast Corp. Class A (Media)		50,704	2,285,736
Discovery, Inc. Class A (Media)	(a)	3,032	80,742
Electronic Arts, Inc. (Entertainment)	(a)	792	77,473
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	39,514	7,036,653
Interpublic Group of Cos., Inc. / The (Media)		145,800	3,143,448
Live Nation Entertainment, Inc. (Entertainment)	(a)	1,431	94,933
Match Group, Inc. (Interactive Media & Svs.)		660	47,150
Netflix, Inc. (Entertainment)	(a)	3,909	1,046,127
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	17,261	456,553
Sinclair Broadcast Group, Inc. Class A (Media)		8,174	349,357
Spotify Technology SA (Entertainment)	(a)	296	33,744
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		24,403	629,597
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	7,651	287,525
Verizon Communications, Inc. (Diversified Telecom. Svs.)		90,584	5,467,650
Viacom, Inc. Class A (Entertainment)		5,845	153,490
Viacom, Inc. Class B (Entertainment)		50,629	1,216,615
Walt Disney Co. / The (Entertainment)		9,187	1,197,250
Yelp, Inc. (Interactive Media & Svs.)	(a)	12,210	424,297
Zynga, Inc. Class A (Entertainment)	(a)	65,523	381,344

			37,954,865

CONSUMER DISCRETIONARY – 6.9%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	950	158,869
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	7,289	12,653,048
AutoZone, Inc. (Specialty Retail)	(a)	1,355	1,469,660
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		9,038	216,460
D.R. Horton, Inc. (Household Durables)		28,858	1,521,105
Dana, Inc. (Auto Components)		805	11,624
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		22,079	2,610,179
Dollar General Corp. (Multiline Retail)		6,826	1,084,924
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		107	26,171
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		4,898	71,707
Ford Motor Co. (Automobiles)		108,806	996,663
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	2,969	144,204
Gentex Corp. (Auto Components)		1,760	48,462
Goodyear Tire & Rubber Co. / The (Auto Components)		32,888	473,752
H&R Block, Inc. (Diversified Consumer Svs.)		1,687	39,847
Home Depot, Inc. / The (Specialty Retail)		17,456	4,050,141
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3,497	201,987
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,109	213,516
McDonald’s Corp. (Hotels, Restaurants & Leisure)		17,169	3,686,356
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		43,752	4,109,188
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	1,147	21,363
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	354	20,486
Ross Stores, Inc. (Specialty Retail)		5,592	614,281
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		12,685	1,374,166
Target Corp. (Multiline Retail)		6,940	741,955
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		2,419	127,046
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		173	19,623

			36,706,783

CONSUMER STAPLES – 5.2%
Altria Group, Inc. (Tobacco)		50,244	2,054,980
Brown-Forman Corp. Class B (Beverages)		1,540	96,681
Church & Dwight Co., Inc. (Household Products)		13,492	1,015,138
Clorox Co. / The (Household Products)		2,359	358,261
Coca-Cola Co. / The (Beverages)		18,456	1,004,745
Costco Wholesale Corp. (Food & Staples Retailing)		8,699	2,506,269
Estee Lauder Cos., Inc. / The Class A (Personal Products)		4,417	878,762
General Mills, Inc. (Food Products)		40,051	2,207,611
Hershey Co. / The (Food Products)		19,179	2,972,553
Hormel Foods Corp. (Food Products)		8,615	376,734
Kimberly-Clark Corp. (Household Products)		13,473	1,913,840

4	(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

CONSUMER STAPLES (continued)
Monster Beverage Corp. (Beverages)	(a)	5,484	$ 318,401
PepsiCo, Inc. (Beverages)		18,088	2,479,865
Performance Food Group Co. (Food & Staples Retailing)	(a)	3,855	177,368
Philip Morris International, Inc. (Tobacco)		15,987	1,213,893
Procter & Gamble Co. / The (Household Products)		31,321	3,895,706
Walmart, Inc. (Food & Staples Retailing)		32,375	3,842,265

			27,313,072

ENERGY – 2.9%
Baker Hughes, a GE Co. (Energy Equip. & Svs.)		2,119	49,161
Chevron Corp. (Oil, Gas & Consumable Fuels)		15,852	1,880,047
ConocoPhillips (Oil, Gas & Consumable Fuels)		38,828	2,212,419
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		26,582	1,972,916
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		59,005	4,166,343
Halliburton Co. (Energy Equip. & Svs.)		5,685	107,162
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		21,978	1,335,163
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		439	9,307
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		10,136	86,663
Phillips 66 (Oil, Gas & Consumable Fuels)		7,304	747,930
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	119,056	554,801
Tallgrass Energy LP Class A (Oil, Gas & Consumable Fuels)		2,598	52,324
Transocean Ltd. (Energy Equip. & Svs.)	(a)	73,739	329,613
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		6,336	540,081
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		46,393	1,116,216

			15,160,146

FINANCIALS – 9.5%
Aflac, Inc. (Insurance)		7,071	369,955
Allstate Corp. / The (Insurance)		1,685	183,126
Ally Financial, Inc. (Consumer Finance)		8,386	278,080
American Express Co. (Consumer Finance)		23,837	2,819,440
Ameriprise Financial, Inc. (Capital Markets)		33	4,854
Arthur J. Gallagher & Co. (Insurance)		15,923	1,426,223
Bank of America Corp. (Banks)		162,119	4,729,011
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	36,314	7,554,038
Brown & Brown, Inc. (Insurance)		5,177	186,683
Capital One Financial Corp. (Consumer Finance)		5,433	494,294
Charles Schwab Corp. / The (Capital Markets)		30,485	1,275,188
Cincinnati Financial Corp. (Insurance)		10,786	1,258,403
Citigroup, Inc. (Banks)		4,984	344,295
Citizens Financial Group, Inc. (Banks)		12,659	447,749
CME Group, Inc. (Capital Markets)		8,351	1,764,900
Cullen / Frost Bankers, Inc. (Banks)		5,692	504,027
Discover Financial Services (Consumer Finance)		3,849	312,115
Evercore, Inc. Class A (Capital Markets)		621	49,742
Fidelity National Financial, Inc. (Insurance)		2,809	124,748
First American Financial Corp. (Insurance)		10,746	634,122
First Citizens BancShares, Inc. Class A (Banks)		204	96,196
First Horizon National Corp. (Banks)		3,321	53,800
Globe Life, Inc. (Insurance)		13,272	1,270,927
Intercontinental Exchange, Inc. (Capital Markets)		24,145	2,227,859
Invesco Ltd. (Capital Markets)		627	10,621
JPMorgan Chase & Co. (Banks)		60,505	7,120,833
Lincoln National Corp. (Insurance)		25,632	1,546,122
Mercury General Corp. (Insurance)		3,770	210,668
MetLife, Inc. (Insurance)		1,830	86,303
MGIC Investment Corp. (Thrifts & Mortgage Finance)		2,584	32,507
Moody’s Corp. (Capital Markets)		77	15,772
Morgan Stanley (Capital Markets)		39,505	1,685,678
PNC Financial Services Group, Inc. / The (Banks)		974	136,516
Progressive Corp. / The (Insurance)		5,475	422,944
Prudential Financial, Inc. (Insurance)		49,694	4,469,975
S&P Global, Inc. (Capital Markets)		150	36,747
SunTrust Banks, Inc. (Banks)		280	19,264
SVB Financial Group (Banks)	(a)	2,990	624,761
TD Ameritrade Holding Corp. (Capital Markets)		30,092	1,405,296
Travelers Cos., Inc. / The (Insurance)		416	61,855
U.S. Bancorp (Banks)		10,697	591,972
Unum Group (Insurance)		8,559	254,374
W.R. Berkley Corp. (Insurance)		7,684	555,015

5	(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

FINANCIALS (continued)
Wells Fargo & Co. (Banks)		43,241	$2,181,076
Western Alliance Bancorp (Banks)		2,593	119,485

			49,997,559

HEALTH CARE – 9.6%
AbbVie, Inc. (Biotechnology)		42,506	3,218,554
AmerisourceBergen Corp. (Health Care Providers & Svs.)		15,702	1,292,746
Amgen, Inc. (Biotechnology)		4,087	790,875
Anthem, Inc. (Health Care Providers & Svs.)		5,475	1,314,548
Biogen, Inc. (Biotechnology)	(a)	4,532	1,055,140
Bristol-Myers Squibb Co. (Pharmaceuticals)		45,039	2,283,928
Celgene Corp. (Biotechnology)	(a)	7,298	724,691
Chemed Corp. (Health Care Providers & Svs.)		473	197,511
Cigna Corp. (Health Care Providers & Svs.)		18,488	2,806,294
CVS Health Corp. (Health Care Providers & Svs.)		31,706	1,999,697
Danaher Corp. (Health Care Equip. & Supplies)		13,008	1,878,745
Eli Lilly & Co. (Pharmaceuticals)		12,160	1,359,853
Gilead Sciences, Inc. (Biotechnology)		82,503	5,229,040
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	17,329	874,941
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,722	1,012,123
Johnson & Johnson (Pharmaceuticals)		49,979	6,466,283
Medtronic PLC (Health Care Equip. & Supplies)		11,015	1,196,449
Merck & Co., Inc. (Pharmaceuticals)		5,614	472,587
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	1,184	159,236
Pfizer, Inc. (Pharmaceuticals)		56,683	2,036,620
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		428	45,809
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,457	681,572
Stryker Corp. (Health Care Equip. & Supplies)		15,088	3,263,534
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		7,661	2,231,420
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		15,699	3,411,707
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	14,093	2,151,860
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	2,759	467,430
Zoetis, Inc. (Pharmaceuticals)		16,917	2,107,689

			50,730,882

INDUSTRIALS – 7.0%
3M Co. (Industrial Conglomerates)		2,372	389,957
ADT, Inc. (Commercial Svs. & Supplies)		1,343	8,421
Alaska Air Group, Inc. (Airlines)		4,864	315,722
Allegion PLC (Building Products)		17,995	1,865,182
Allison Transmission Holdings, Inc. (Machinery)		1,733	81,538
AMETEK, Inc. (Electrical Equip.)		24,901	2,286,410
Boeing Co. / The (Aerospace & Defense)		3,118	1,186,305
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		17,194	1,457,707
Canadian Pacific Railway Ltd. (Road & Rail)		3,394	755,029
CoStar Group, Inc. (Professional Svs.)	(a)	202	119,826
Crane Co. (Machinery)		1,816	146,424
Eaton Corp. PLC (Electrical Equip.)		957	79,574
Fortune Brands Home & Security, Inc. (Building Products)		8,134	444,930
GATX Corp. (Trading Companies & Distributors)		12,264	950,828
Generac Holdings, Inc. (Electrical Equip.)	(a)	15,589	1,221,242
HEICO Corp. (Aerospace & Defense)		80	9,990
Honeywell International, Inc. (Industrial Conglomerates)		3,440	582,048
Hubbell, Inc. (Electrical Equip.)		652	85,673
IDEX Corp. (Machinery)		6,402	1,049,160
Ingersoll-Rand PLC (Machinery)		8	986
Insperity, Inc. (Professional Svs.)		1,964	193,690
L3Harris Technologies, Inc. (Aerospace & Defense)		1,333	278,117
Landstar System, Inc. (Road & Rail)		1,770	199,267
Lockheed Martin Corp. (Aerospace & Defense)		9,285	3,621,707
Lyft, Inc. Class A (Road & Rail)	(a)	9,414	384,468
MasTec, Inc. (Construction & Engineering)	(a)	6,918	449,186
Northrop Grumman Corp. (Aerospace & Defense)		7,874	2,951,096
Oshkosh Corp. (Machinery)		20,604	1,561,783
PACCAR, Inc. (Machinery)		58,597	4,102,376
Parker-Hannifin Corp. (Machinery)		917	165,619
Raytheon Co. (Aerospace & Defense)		17,275	3,389,182
Resideo Technologies, Inc. (Building Products)	(a)	9,346	134,115
Robert Half International, Inc. (Professional Svs.)		19,835	1,104,016
Roper Technologies, Inc. (Industrial Conglomerates)		7,195	2,565,737

6	(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
Snap-on, Inc. (Machinery)		1,042	$163,115
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,949	627,558
TriNet Group, Inc. (Professional Svs.)	(a)	379	23,570
Uber Technologies, Inc. (Road & Rail)	(a)	1,963	59,813
Union Pacific Corp. (Road & Rail)		6,898	1,117,338
United Airlines Holdings, Inc. (Airlines)	(a)	182	16,091
Waste Management, Inc. (Commercial Svs. & Supplies)		6,562	754,630

			36,899,426

INFORMATION TECHNOLOGY – 15.8%
Accenture PLC Class A (IT Svs.)		5,456	1,049,462
Adobe, Inc. (Software)	(a)	8,606	2,377,407
Amdocs Ltd. (IT Svs.)		17,404	1,150,578
Apple, Inc. (Tech. Hardware, Storage & Periph.)		63,494	14,220,751
Applied Materials, Inc. (Semiconductors & Equip.)		51,810	2,585,319
Automatic Data Processing, Inc. (IT Svs.)		21,069	3,400,958
Broadcom, Inc. (Semiconductors & Equip.)		1,825	503,828
CDW Corp. (Electronic Equip., Instr. & Comp.)		6,373	785,408
Ciena Corp. (Communications Equip.)	(a)	1,398	54,843
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	6,106	327,159
Cisco Systems, Inc. (Communications Equip.)		93,816	4,635,448
Fidelity National Information Services, Inc. (IT Svs.)		1,795	238,304
GoDaddy, Inc. Class A (IT Svs.)	(a)	2,211	145,882
HP, Inc. (Tech. Hardware, Storage & Periph.)		52,405	991,503
Intel Corp. (Semiconductors & Equip.)		78,873	4,064,326
Intuit, Inc. (Software)		7,172	1,907,322
Lam Research Corp. (Semiconductors & Equip.)		301	69,564
Manhattan Associates, Inc. (Software)	(a)	3,322	267,986
Mastercard, Inc. Class A (IT Svs.)		28,533	7,748,707
Microsoft Corp. (Software)		129,687	18,030,384
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		34,898	1,465,367
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		1,009	52,983
NVIDIA Corp. (Semiconductors & Equip.)		17,280	3,007,930
Oracle Corp. (Software)		2,595	142,803
Paychex, Inc. (IT Svs.)		9,071	750,807
QUALCOMM, Inc. (Semiconductors & Equip.)		12,425	947,779
salesforce.com, Inc. (Software)	(a)	22,993	3,413,081
ServiceNow, Inc. (Software)	(a)	1,257	319,089
Texas Instruments, Inc. (Semiconductors & Equip.)		16,962	2,192,169
Visa, Inc. (IT Svs.)		39,893	6,861,995

			83,709,142

MATERIALS – 1.6%
Air Products & Chemicals, Inc. (Chemicals)		13,087	2,903,482
Alcoa Corp. (Metals & Mining)	(a)	10,512	210,976
CF Industries Holdings, Inc. (Chemicals)		3,097	152,372
Domtar Corp. (Paper & Forest Products)		12,215	437,419
Ecolab, Inc. (Chemicals)		9,274	1,836,623
Freeport-McMoRan, Inc. (Metals & Mining)		28,373	271,529
Graphic Packaging Holding Co. (Containers & Packaging)		22,305	328,999
International Paper Co. (Containers & Packaging)		12,591	526,556
Linde PLC (Chemicals)		939	181,903
LyondellBasell Industries N.V. Class A (Chemicals)		1,776	158,899
Packaging Corp. of America (Containers & Packaging)		9,849	1,044,979
Steel Dynamics, Inc. (Metals & Mining)		3,707	110,468
Westrock Co. (Containers & Packaging)		5,238	190,925

			8,355,130

REAL ESTATE – 2.1%
American Tower Corp. (Equity REIT)		5,990	1,324,569
Brandywine Realty Trust (Equity REIT)		3,451	52,283
Extra Space Storage, Inc. (Equity REIT)		864	100,932
Host Hotels & Resorts, Inc. (Equity REIT)		39,399	681,209
Invitation Homes, Inc. (Equity REIT)		6,243	184,855
Lamar Advertising Co. Class A (Equity REIT)		985	80,701
Outfront Media, Inc. (Equity REIT)		36,142	1,004,025
Park Hotels & Resorts, Inc. (Equity REIT)		13,246	330,753
Prologis, Inc. (Equity REIT)		31,036	2,644,888

7	(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)	Shares	Value

REAL ESTATE (continued)
SBA Communications Corp. (Equity REIT)	4,096	$987,750
Simon Property Group, Inc. (Equity REIT)	23,754	3,697,310

		11,089,275

UTILITIES – 2.9%
Alliant Energy Corp. (Electric Utilities)	2,357	127,113
American Water Works Co., Inc. (Water Utilities)	16,871	2,095,884
Consolidated Edison, Inc. (Multi-Utilities)	7,773	734,315
DTE Energy Co. (Multi-Utilities)	30,434	4,046,505
Evergy, Inc. (Electric Utilities)	719	47,857
IDACORP, Inc. (Electric Utilities)	1,416	159,541
OGE Energy Corp. (Electric Utilities)	49,902	2,264,553
Pinnacle West Capital Corp. (Electric Utilities)	67	6,504
Southwest Gas Holdings, Inc. (Gas Utilities)	14,183	1,291,220
Xcel Energy, Inc. (Electric Utilities)	68,261	4,429,456

		15,202,948

Total Common Stocks (Cost $349,855,330)		$373,119,228

Corporate Bonds – 26.2%		Rate	Maturity	Face Amount	Value

COMMUNICATION SERVICES – 0.9%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	$1,000,000	$ 1,044,174
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	1,000,000	1,136,228
Discovery Communications LLC (Media)		3.950%	03/20/2028	100,000	104,209
Time Warner Cable LLC (Media)		6.550%	05/01/2037	150,000	180,157
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,163,669
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	1,139,894
Viacom, Inc. (Entertainment)		4.250%	09/01/2023	150,000	159,076

					4,927,407

CONSUMER DISCRETIONARY – 1.5%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,148,968
Aptiv PLC (Auto Components)		4.350%	03/15/2029	150,000	162,202
Booking Holdings, Inc. (Internet & Direct Marketing Retail)		3.550%	03/15/2028	200,000	214,436
Expedia Group, Inc. (Internet & Direct Marketing Retail)	(b)	3.250%	02/15/2030	1,000,000	997,412
Lear Corp. (Auto Components)		5.250%	01/15/2025	3,172,000	3,276,546
Silversea Cruise Finance Ltd. (Hotels, Restaurants & Leisure)	(b)	7.250%	02/01/2025	2,000,000	2,135,000

					7,934,564

CONSUMER STAPLES – 2.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,313,083
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	990,054
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	2,154,015
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,981,920
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	1,000,000	1,035,223
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	02/15/2025	1,635,000	1,683,210
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	100,000	100,866
Philip Morris International, Inc. (Tobacco)		3.375%	08/11/2025	100,000	105,249
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	1,048,837

					11,412,457

ENERGY – 4.0%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.375%	10/15/2028	1,000,000	1,025,644
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	1,025,909
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,034,093
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	100,000	103,829
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	150,000	161,687
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		3.750%	10/01/2027	1,000,000	1,039,573
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		5.000%	09/15/2022	2,718,000	2,741,945
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	1,099,244
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	104,877
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	100,000	100,376
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	118,807
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	111,000
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	78,241
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,148,792
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	155,977
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.800%	04/01/2028	150,000	156,373
MPLX LP (Oil, Gas & Consumable Fuels)	(b)	6.375%	05/01/2024	7,470,000	7,836,101
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.000%	07/13/2027	150,000	157,007

8	(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

ENERGY (continued)
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	03/31/2022	$ 200,000	$ 201,000
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,735,378
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	109,000	111,443
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	1,034,449
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	112,115

					21,393,860

FINANCIALS – 7.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	150,000	152,973
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		4.875%	01/16/2024	1,000,000	1,079,890
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	78,947
American Express Co. (Consumer Finance)		3.000%	10/30/2024	150,000	154,919
American International Group, Inc. (Insurance)		3.875%	01/15/2035	150,000	157,520
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,081,651
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	207,426
Bank of New York Mellon Corp. / The (Capital Markets)		3.300%	08/23/2029	200,000	209,255
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	105,657
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	100,000	106,304
Branch Banking & Trust Co. (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	3,000,000	2,980,622
CIT Bank NA (Rate is fixed until 09/27/2024, at which point, the rate becomes SOFR + 172) (Banks)	(c)	2.969%	09/27/2025	2,000,000	2,002,500
Citigroup, Inc. (Banks)		4.400%	06/10/2025	100,000	107,519
Citigroup, Inc. (Rate is fixed until 07/24/2027, at which point, the rate becomes QL + 139) (Banks)	(c)	3.668%	07/24/2028	1,000,000	1,058,427
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	105,945
Delphi Financial Group, Inc. (Insurance)		7.875%	01/31/2020	4,000,000	4,069,533
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	200,000	199,589
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	997,287
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(c)	4.682%	08/09/2028	250,000	261,374
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	200,000	203,195
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	100,000	100,248
General Motors Financial Co., Inc. (Consumer Finance)		4.200%	03/01/2021	1,500,000	1,532,315
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	100,000	101,022
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	1,059,019
Goldman Sachs Group, Inc. / The (Rate is fixed until 06/05/2027, at which point, the rate becomes QL + 151) (Capital Markets)	(c)	3.691%	06/05/2028	1,000,000	1,049,857
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	212,496
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	103,385
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	1,053,995
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	105,475
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,056,747
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	1,000,000	1,071,713
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	200,000	217,631
PNC Bank NA (Banks)		3.250%	06/01/2025	195,000	204,214
PNC Bank NA (Banks)		4.050%	07/26/2028	1,950,000	2,148,956
Principal Financial Group, Inc. (Rate is fixed until 05/15/2020, at which point, the rate becomes QL + 304) (Insurance)	(c)	4.700%	05/15/2055	4,250,000	4,234,063
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	100,000	100,410
Prudential Financial, Inc. (Rate is fixed until 09/15/2022, at which point, the rate becomes QL + 418) (Insurance)	(c)	5.875%	09/15/2042	4,000,000	4,308,680
Raymond James Financial, Inc. (Capital Markets)		3.625%	09/15/2026	150,000	156,949
S&P Global, Inc. (Capital Markets)		4.000%	06/15/2025	150,000	163,466
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,055,072
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	1,000,000	1,050,351
Teachers Insurance & Annuity Association of America (Insurance)	(b)	4.270%	05/15/2047	100,000	113,488
Volkswagen Group of America Finance LLC (Consumer Finance)	(b)	4.625%	11/13/2025	200,000	220,477
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	77,347
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,500,000	1,538,340
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	211,467

					38,567,716

HEALTH CARE – 2.2%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	1,000,000	1,019,212
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	7.000%	03/15/2024	1,400,000	1,471,344
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.875%	05/15/2024	3,000,000	3,134,480
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	150,000	161,930
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	2,250,000	2,402,540

9	(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

HEALTH CARE (continued)
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	$ 2,000,000	$ 2,227,394
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	1,000,000	1,100,118

					11,517,018

INDUSTRIALS – 1.6%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	1,000,000	992,229
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,575,131
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	100,000	120,126
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	1,150,236
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	107,865
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	100,000	103,096
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	112,575
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	2.700%	11/01/2024	1,000,000	1,002,218
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	104,365
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	104,813
USG Corp. (Building Products)	(b)	5.500%	03/01/2025	2,700,000	2,733,750
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	200,000	224,745

					8,331,149

INFORMATION TECHNOLOGY – 0.9%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	102,366
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.200%	09/11/2029	2,000,000	1,963,612
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	166,429
Microsoft Corp. (Software)		4.100%	02/06/2037	100,000	118,607
Microsoft Corp. (Software)		4.450%	11/03/2045	100,000	126,286
Oracle Corp. (Software)		4.300%	07/08/2034	2,100,000	2,443,613
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	100,000	105,049

					5,025,962

MATERIALS – 0.9%
Anglo American Capital PLC (Metals & Mining)	(b)	4.000%	09/11/2027	100,000	103,415
CF Industries, Inc. (Chemicals)	(b)	4.500%	12/01/2026	150,000	163,667
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	2,000,000	2,119,532
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	1,048,730
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	1,000,000	1,039,110
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	100,000	110,112
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	171,000	181,084

					4,765,650

REAL ESTATE – 1.1%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,078,481
American Tower Corp. (Equity REIT)		2.750%	01/15/2027	2,000,000	1,996,760
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027	200,000	215,883
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022	75,000	76,433
HCP, Inc. (Equity REIT)		4.000%	06/01/2025	100,000	106,464
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	100,000	104,573
Highwoods Realty LP (Equity REIT)		4.200%	04/15/2029	1,000,000	1,072,952
Highwoods Realty LP (Equity REIT)		3.050%	02/15/2030	1,000,000	980,510

					5,632,056

UTILITIES – 3.6%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,129,962
Alabama Power Co. (Electric Utilities)		3.450%	10/01/2049	2,000,000	2,058,224
Ameren Corp. (Multi-Utilities)		2.500%	09/15/2024	1,000,000	1,005,077
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	114,256
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	100,000	105,429
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	2,500,000	2,498,099
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	100,000	119,126
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,155,082
Consolidated Edison Co. of New York, Inc. (Multi-Utilities)		3.850%	06/15/2046	2,000,000	2,177,985
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,546,962
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	996,985
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	235,428
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	2,029,818
Fortis, Inc. (Electric Utilities)		3.055%	10/04/2026	100,000	101,636
Jersey Central Power & Light Co. (Electric Utilities)	(b)	4.300%	01/15/2026	100,000	109,487
Oncor Electric Delivery Co. LLC (Electric Utilities)	(b)	3.100%	09/15/2049	1,000,000	995,918

10	(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity		Face Amount	Value

UTILITIES (continued)
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047		$1,000,000	$1,080,880
Vistra Energy Corp. (Ind. Power & Renewable Elec.)	(b)	8.125%	01/30/2026		1,500,000	1,608,750

						19,069,104

Total Corporate Bonds (Cost $137,591,530)						$138,576,943

U.S. Treasury Obligations – 1.2%		Rate	Maturity		Face Amount	Value

U.S. Treasury Note		1.625%	08/15/2029		$3,000,000	$2,986,992
U.S. Treasury Note		2.250%	08/15/2049		3,000,000	3,088,477

Total U.S. Treasury Obligations (Cost $6,219,384)						$6,075,469

Asset-Backed Securities – 0.2%		Rate	Maturity		Face Amount	Value

INDUSTRIALS – 0.2%
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023		$127,850	$129,167
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026		174,306	177,115
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032		1,000,000	997,193

Total Asset-Backed Securities (Cost $1,302,180)						$1,303,475

Money Market Funds – 4.9%					Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%			(d	)	25,929,728	$25,932,321

Total Money Market Funds (Cost $25,932,253)						$25,932,321

Total Investments – 103.2% (Cost $520,900,677)			(e	)		$545,007,436
Liabilities in Excess of Other Assets – (3.2)%			(f	)		(16,978,974)

Net Assets – 100.0%						$528,028,462

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:	American Depositary Receipts
H15T5Y:	US Treasury Yield Curve Rate T- Note Constant Maturity 5 Year, 1.550% at 09/30/2019
QL:	Quarterly U.S. LIBOR Rate, 2.085% at 09/30/2019
SOFR:	Secured Overnight Financing Rate, 2.350% at 09/30/2019
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.518% at 09/30/2019
USSW5:	USD Swap Semi 30/360 5 Year, 1.502% at 09/30/2019

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2019, the value of these securities totaled $21,610,665, or 4.1% of the Portfolio’s net assets.

(c)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2019.

(d)	Rate represents the seven-day yield at September 30, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $239,400 of cash pledged as collateral for the futures contracts outstanding at September 30, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	38	December 20, 2019	$5,715,538	$5,659,150	$(56,388)	$(27,930)

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON International Equity Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 95.7%		Shares	Value

UNITED KINGDOM – 17.4%
Amcor PLC (Materials)	(a)	493,194	$4,746,381
Aon PLC (Financials)		59,600	11,536,772
Compass Group PLC (Consumer Discretionary)	(a)	279,144	7,183,128
Ferguson PLC (Industrials)	(a)	65,789	4,801,328
Howden Joinery Group PLC (Industrials)	(a)	337,561	2,323,249
Informa PLC (Communication Services)	(a)	593,770	6,218,501
Prudential PLC (Financials)	(a)	509,401	9,230,967
RELX PLC (Industrials)	(a)	503,155	11,949,785
RSA Insurance Group PLC (Financials)	(a)	633,205	4,154,521
Tesco PLC (Consumer Staples)	(a)	1,442,089	4,263,492
Unilever PLC (Consumer Staples)	(a)	178,620	10,735,409
Weir Group PLC / The (Industrials)	(a)	154,752	2,710,898

			79,854,431

JAPAN – 15.2%
Asahi Group Holdings Ltd. (Consumer Staples)	(a)	101,800	5,055,703
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	349,119	11,348,002
Hitachi Ltd. (Information Technology)	(a)	185,000	6,928,286
Kao Corp. (Consumer Staples)	(a)	89,610	6,646,990
Makita Corp. (Industrials)	(a)	159,100	5,048,800
Nexon Co. Ltd. (Communication Services)	(a)(b)	445,800	5,416,547
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	272,428	4,561,095
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	89,000	9,577,323
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	203,800	7,002,999
Suzuki Motor Corp. (Consumer Discretionary)	(a)	101,400	4,319,569
Yamaha Corp. (Consumer Discretionary)	(a)	89,400	4,030,605

			69,935,919

FRANCE – 13.4%
Air Liquide SA (Materials)	(a)	52,230	7,433,376
Atos SE (Information Technology)	(a)	63,251	4,452,197
Engie SA (Utilities)	(a)	630,090	10,284,433
Safran SA (Industrials)	(a)	74,633	11,750,985
Sanofi (Health Care)	(a)	133,428	12,359,801
Vinci SA (Industrials)	(a)	50,879	5,480,636
Vivendi SA (Communication Services)	(a)	363,543	9,947,536

			61,708,964

NETHERLANDS – 7.2%
ABN AMRO Bank N.V. (Financials)	(a)	253,885	4,472,541
Koninklijke DSM N.V. (Materials)	(a)	53,506	6,441,147
Royal Dutch Shell PLC (Energy)	(a)	482,906	14,162,637
Wolters Kluwer N.V. (Industrials)	(a)	110,993	8,098,606

			33,174,931

CANADA – 6.6%
Canadian National Railway Co. (Industrials)		57,500	5,163,000
National Bank of Canada (Financials)		118,344	5,888,392
Rogers Communications, Inc. Class B (Communication Services)		94,100	4,583,366
Suncor Energy, Inc. (Energy)		295,100	9,308,396
TMX Group Ltd. (Financials)		62,700	5,411,268

			30,354,422

SWITZERLAND – 4.6%
ABB Ltd. (Industrials)	(a)	366,127	7,200,210
Novartis AG (Health Care)	(a)	162,297	14,085,261

			21,285,471

IRELAND – 4.3%
Medtronic PLC (Health Care)		131,370	14,269,409
Ryanair Holdings PLC – ADR (Industrials)	(b)	79,420	5,271,900

			19,541,309

Common Stocks (Continued)		Shares	Value

GERMANY – 3.9%
Fresenius SE & Co. KGaA (Health Care)	(a)	62,027	$2,901,662
SAP SE (Information Technology)	(a)	101,204	11,909,011
Vonovia SE (Real Estate)	(a)	62,261	3,158,822

			17,969,495

SWEDEN – 3.6%
Assa Abloy AB Class B (Industrials)	(a)	458,540	10,193,871
Epiroc AB Class A (Industrials)	(a)	605,733	6,560,177

			16,754,048

BELGIUM – 2.9%
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	141,055	13,425,545

SINGAPORE – 2.6%
DBS Group Holdings Ltd. (Financials)	(a)	453,020	8,195,634
NetLink NBN Trust (Communication Services)	(a)	5,882,600	3,788,834

			11,984,468

FINLAND – 2.3%
Nordea Bank Abp (Financials)	(a)	697,063	4,944,553
Sampo Oyj (Financials)	(a)	140,667	5,589,021

			10,533,574

NORWAY – 2.3%
Equinor ASA (Energy)	(a)	226,615	4,292,580
Telenor ASA (Communication Services)	(a)	309,540	6,210,579

			10,503,159

SOUTH KOREA – 2.1%
Samsung Electronics Co. Ltd. (Information Technology)	(a)	239,055	9,787,875

CHINA – 1.7%
Ping An Insurance Group Co. of China Ltd. (Financials)	(a)	658,500	7,568,605

DENMARK – 1.6%
Carlsberg A/S Class B (Consumer Staples)	. (a)	49,598	7,329,495

AUSTRALIA – 1.3%
BHP Group PLC (Materials)	(a)	269,875	5,764,333

ISRAEL – 1.2%
Bank Leumi Le-Israel BM (Financials)	(a)	766,789	5,459,403

SPAIN – 0.9%
Red Electrica Corp. SA (Utilities)	(a)	203,744	4,126,984

UNITED ARAB EMIRATES – 0.5%
Network International Holdings PLC (Information Technology)	(a)(b)	320,143	2,105,948

MEXICO – 0.1%
Arca Continental SAB de CV (Consumer Staples)		119,000	645,171

Total Common Stocks (Cost $438,335,970)			$439,813,550

Preferred Securities – 2.2%	Rate	Quantity	Value

GERMANY – 2.2%
Volkswagen AG (Consumer Discretionary)	(a) (c)	59,085	$10,049,486

Total Preferred Securities (Cost $10,585,843)			$10,049,486

12	(continued)

Ohio National Fund, Inc.	ON International Equity Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Money Market Funds – 2.3%		Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(d)	10,687,548	$10,688,616

Total Money Market Funds (Cost $10,688,383)			$10,688,616

Total Investments – 100.2% (Cost $459,610,196)	(e)		$460,551,652
Liabilities in Excess of Other Assets – (0.2)%			(804,558)

Net Assets – 100.0%			$459,747,094

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $387,785,362 or 84.3% of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)	Payout is the rate of the company’s ordinary common stock dividend per share + 6 cents per share.
(d)	Rate represents the seven-day yield at September 30, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Foreign Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 96.6%		Shares	Value

JAPAN – 14.6%
Astellas Pharma, Inc. (Health Care)	(a)	33,500	$479,189
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	25,500	542,635
Matsumotokiyoshi Holdings Co. Ltd. (Consumer Staples)	(a)	10,900	399,994
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	28,900	719,238
Panasonic Corp. (Consumer Discretionary)	(a)	90,200	735,101
Seven & I Holdings Co. Ltd. (Consumer Staples)	(a)	13,900	532,721
Sumitomo Metal Mining Co. Ltd. (Materials)	(a)	21,800	680,841
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	24,400	838,436
Sundrug Co. Ltd. (Consumer Staples)	(a)	15,800	498,543
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	10,700	458,087
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	31,102	1,067,285

			6,952,070

UNITED KINGDOM – 13.5%
BAE Systems PLC (Industrials)	(a)	70,952	496,897
Barclays PLC (Financials)	(a)	258,372	476,051
BP PLC (Energy)	(a)	213,088	1,349,009
Johnson Matthey PLC (Materials)	(a)	21,642	812,892
Kingfisher PLC (Consumer Discretionary)	(a)	236,478	600,981
Standard Chartered PLC (Financials)	(a)	177,839	1,492,766
Vodafone Group PLC (Communication Services)	(a)	605,018	1,205,380

			6,433,976

FRANCE – 10.6%
BNP Paribas SA (Financials)	(a)	33,205	1,614,324
Cie de Saint-Gobain (Industrials)	(a)	13,524	530,042
Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	(a)	5,955	663,048
Sanofi (Health Care)	(a)	7,919	733,559
TOTAL SA (Energy)	(a)	16,299	848,636
Veolia Environnement SA (Utilities)	(a)	25,890	655,835

			5,045,444

SOUTH KOREA – 10.5%
Hana Financial Group, Inc. (Financials)	(a)	20,922	615,880
KB Financial Group, Inc. (Financials)	(a)	37,366	1,333,648
Korea Electric Power Corp. (Utilities)	(a)(b)	19,016	411,403
Lotte Chemical Corp. (Materials)	(a)	2,971	585,918
Samsung Electronics Co. Ltd. (Information Technology)	(a)	38,279	1,567,296
Shinhan Financial Group Co. Ltd. (Financials)	(a)	13,818	482,842

			4,996,987

NETHERLANDS – 9.5%
Flow Traders (Financials)	(c)	19,489	510,234
ING Groep N.V. (Financials)	(a)	140,090	1,463,482
NXP Semiconductors N.V. (Information Technology)		8,130	887,145
Royal Dutch Shell PLC (Energy)	(a)	38,595	1,140,692
SBM Offshore N.V. (Energy)	(a)	31,334	519,627

			4,521,180

GERMANY – 6.3%
Bayer AG (Health Care)	(a)	16,108	1,134,858
E.ON SE (Utilities)	(a)	62,109	603,861
Merck KGaA (Health Care)	(a)	7,515	846,563
Telefonica Deutschland Holding AG (Communication Services)	(c)	145,294	405,093

			2,990,375

HONG KONG – 5.6%
China Mobile Ltd. (Communication Services)	(a)	82,500	683,410
CK Asset Holdings Ltd. (Real Estate)	(a)	116,000	785,910
CK Hutchison Holdings Ltd. (Industrials)	(a)	139,500	1,231,523

			2,700,843

Common Stocks (Continued)		Shares	Value

CANADA – 4.8%
Alamos Gold, Inc. Class A (Materials)		95,600	$554,480
Husky Energy, Inc. (Energy)		75,200	529,014
Wheaton Precious Metals Corp. (Materials)		46,100	1,208,827

			2,292,321

CHINA – 3.9%
Baidu, Inc. – ADR (Communication Services)	(b)	5,810	597,036
China Telecom Corp. Ltd. (Communication Services)	(a)	1,144,000	520,931
Sinopec Engineering Group Co. Ltd. (Industrials)	(a)	613,400	385,375
Sinopharm Group Co. Ltd. (Health Care)	(a)	115,600	361,362

			1,864,704

SWITZERLAND – 3.1%
Roche Holding AG (Health Care)	(a)	3,046	886,887
UBS Group AG (Financials)	(a)	52,665	597,982

			1,484,869

LUXEMBOURG – 2.3%
SES SA (Communication Services)	(a)	41,698	760,048
Tenaris SA (Energy)	(a)	33,336	353,575

			1,113,623

ITALY – 2.2%
Eni SpA (Energy)	(a)	69,039	1,055,245

TAIWAN – 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	(a)	112,000	994,731

NORWAY – 1.6%

Equinor ASA (Energy)	(a)	40,219	761,835

SINGAPORE – 1.2%
Singapore Telecommunications Ltd. (Communication Services)	(a)	255,900	574,171

DENMARK – 1.1%
AP Moller - Maersk A/S Class B (Industrials)	(a)	442	499,651
Drilling Co. of 1972 A/S / The (Energy)	(a)(b)	931	52,177

			551,828

PORTUGAL – 1.1%
Galp Energia SGPS SA (Energy)	(a)	33,951	510,594

IRELAND – 0.9%
Bank of Ireland Group PLC (Financials)	(a)	106,164	420,666

ISRAEL – 0.7%
Teva Pharmaceutical Industries Ltd. – ADR (Health Care)	(b)	47,043	323,656

THAILAND – 0.6%
Kasikornbank PCL – Foreign Shares (Financials)	(a)	16,500	84,881
Kasikornbank PCL – NVDR (Financials)	(a)	41,700	213,416

			298,297

NEW ZEALAND – 0.4%
SKY Network Television Ltd. (Communication Services)	(a)	292,337	205,161

Total Common Stocks (Cost $52,468,495)			$46,092,576

Money Market Funds – 3.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(d)	1,420,065	$1,420,207

Total Money Market Funds (Cost $1,420,190)			$1,420,207

Total Investments – 99.6% (Cost $53,888,685)	(e)		$47,512,783
Other Assets in Excess of Liabilities – 0.4%			205,069

Net Assets – 100.0%			$47,717,852

14	(continued)

Ohio National Fund, Inc.	ON Foreign Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:      American Depositary Receipts

NVDR:   Non-Voting Depository Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $41,077,091 or 86.1% of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $915,327 or 1.9% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Rate represents the seven-day yield at September 30, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 96.6%		Shares	Value

COMMUNICATION SERVICES – 14.7%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	7,781	$9,485,039
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	24,104	4,292,440
GCI Liberty, Inc. Class A (Diversified Telecom. Svs.)	(a)	47,631	2,956,456
Live Nation Entertainment, Inc. (Entertainment)	(a)	26,756	1,774,993
Netflix, Inc. (Entertainment)	(a)	12,412	3,321,700
Walt Disney Co. / The (Entertainment)		44,628	5,815,921

			27,646,549

CONSUMER DISCRETIONARY – 9.4%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3,982	6,912,394
Home Depot, Inc. / The (Specialty Retail)		27,521	6,385,422
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		46,428	4,360,518

			17,658,334

FINANCIALS – 6.5%
Intercontinental Exchange, Inc. (Capital Markets)		54,135	4,995,036
Markel Corp. (Insurance)	(a)	3,870	4,573,953
TD Ameritrade Holding Corp. (Capital Markets)		55,057	2,571,162

			12,140,151

HEALTH CARE – 15.9%
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	138,447	5,633,409
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		13,301	3,950,397
Danaher Corp. (Health Care Equip. & Supplies)		30,165	4,356,731
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	8,929	1,963,576
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	38,909	1,989,028
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	14,988	2,392,085
Insmed, Inc. (Biotechnology)	(a)	124,576	2,197,521
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	8,751	4,724,927
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	29,410	2,650,135

			29,857,809

Common Stocks (Continued)			Shares	Value

INDUSTRIALS – 11.2%
Boeing Co. / The (Aerospace & Defense)			14,508	$5,519,859
CoStar Group, Inc. (Professional Svs.)	(a)		5,571	3,304,717
L3Harris Technologies, Inc. (Aerospace & Defense)			31,572	6,587,182
Wabtec Corp. (Machinery)			79,430	5,707,840

				21,119,598

INFORMATION TECHNOLOGY – 31.8%
Adobe, Inc. (Software)	(a)		12,556	3,468,595
Apple, Inc. (Tech. Hardware, Storage & Periph.)			25,458	5,701,828
ASML Holding N.V. (Semiconductors & Equip.)			15,996	3,973,726
Atlassian Corp. PLC Class A (Software)	(a)		13,669	1,714,639
Avalara, Inc. (Software)	(a)		27,275	1,835,335
Cognex Corp. (Electronic Equip., Instr. & Comp.)			25,982	1,276,496
Mastercard, Inc. Class A (IT Svs.)			42,156	11,448,305
Microsoft Corp. (Software)			103,191	14,346,645
Pagseguro Digital Ltd. Class A (IT Svs.)	(a)		59,384	2,750,073
salesforce.com, Inc. (Software)	(a)		49,185	7,301,022
Texas Instruments, Inc. (Semiconductors & Equip.)			46,188	5,969,337

				59,786,001

MATERIALS – 4.2%
Ball Corp. (Containers & Packaging)			41,021	2,986,739
Sherwin-Williams Co. / The (Chemicals)			9,051	4,976,873

				7,963,612

REAL ESTATE – 2.9%
American Tower Corp. (Equity REIT)			24,313	5,376,334

Total Common Stocks (Cost $154,104,120)				$181,548,388

Money Market Funds – 2.1%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(b)		3,908,089	$3,908,480

Total Money Market Funds (Cost $3,908,479)				$3,908,480

Total Investments – 98.7% (Cost $158,012,599)	(c	)		$185,456,868
Other Assets in Excess of Liabilities – 1.3%				2,449,097

Net Assets – 100.0%				$187,905,965

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 96.5%		Shares	Value

COMMUNICATION SERVICES – 0.8%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	7,491	$487,739
Manchester United PLC Class A (Entertainment)		48,034	789,199

			1,276,938

CONSUMER DISCRETIONARY – 8.9%
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		8,848	807,026
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		17,417	1,382,213
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	32,557	1,581,293
K12, Inc. (Diversified Consumer Svs.)	(a)	42,215	1,114,476
Lovesac Co. / The (Household Durables)	(a)	38,319	715,416
MakeMyTrip Ltd. (Internet & Direct Marketing Retail)	(a)	23,301	528,700
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	(a)	21,538	897,919
RealReal, Inc. / The (Internet & Direct Marketing Retail)	(a)	18,553	414,845
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	65,114	3,639,873
Thor Industries, Inc. (Automobiles)		14,444	818,108
Visteon Corp. (Auto Components)	(a)	14,977	1,236,202
Waitr Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	142,293	182,846
Williams-Sonoma, Inc. (Specialty Retail)		14,789	1,005,356

			14,324,273

CONSUMER STAPLES – 1.4%
Casey’s General Stores, Inc. (Food & Staples Retailing)		5,617	905,236
Hain Celestial Group, Inc. / The (Food Products)	(a)	23,442	503,417
Ontex Group N.V. (Personal Products)	(b)	51,762	931,142

			2,339,795

ENERGY – 1.1%
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	(a)	80,978	898,856
Solaris Oilfield Infrastructure, Inc. Class A (Energy Equip. & Svs.)		64,588	866,771

			1,765,627

FINANCIALS – 6.6%
Assetmark Financial Holdings, Inc. (Capital Markets)	(a)	29,166	759,774
Kearny Financial Corp. (Thrifts & Mortgage Finance)		60,518	789,155
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	3,893	1,208,504
LPL Financial Holdings, Inc. (Capital Markets)		39,808	3,260,275
MSCI, Inc. (Capital Markets)		4,664	1,015,586
RLI Corp. (Insurance)		19,267	1,790,097
SLM Corp. (Consumer Finance)		98,198	866,597
UMB Financial Corp. (Banks)		15,191	981,035

			10,671,023

HEALTH CARE – 18.6%
Acceleron Pharma, Inc. (Biotechnology)	(a)	11,310	446,858
AnaptysBio, Inc. (Biotechnology)	(a)	11,432	400,006
AngioDynamics, Inc. (Health Care Equip. & Supplies)	(a)	47,438	873,808
BeiGene Ltd. – ADR (Biotechnology)	(a)	4,618	565,520
Bio-Techne Corp. (Life Sciences Tools & Svs.)		8,658	1,694,111
Bridgebio Pharma, Inc. (Biotechnology)	(a)	18,992	407,758
Catalent, Inc. (Pharmaceuticals)	(a)	79,199	3,774,624
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	51,046	700,096
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	17,289	586,789
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	22,733	1,286,006
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	10,807	649,284
FibroGen, Inc. (Biotechnology)	(a)	19,874	734,940
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	35,037	1,791,091
GW Pharmaceuticals PLC – ADR (Pharmaceuticals)	(a)	6,155	708,010

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	11,238	$642,195
Heron Therapeutics, Inc. (Biotechnology)	(a)	35,587	658,359
Heska Corp. (Health Care Equip. & Supplies)	(a)	7,747	549,030
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,293	1,004,363
Immunomedics, Inc. (Biotechnology)	(a)	32,872	435,883
Insmed, Inc. (Biotechnology)	(a)	49,589	874,750
Knight Therapeutics, Inc. (Pharmaceuticals)	(a)	128,601	721,218
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	12,228	1,217,175
Mirati Therapeutics, Inc. (Biotechnology)	(a)	7,466	581,676
Myovant Sciences Ltd. (Biotechnology)	(a)	21,708	112,882
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	82,567	1,578,681
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	14,661	1,321,103
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	28,600	992,134
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	29,500	636,905
STERIS PLC (Health Care Equip. & Supplies)		20,551	2,969,414
Surmodics, Inc. (Health Care Equip. & Supplies)	(a)	14,235	651,109
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	25,105	515,406

			30,081,184

INDUSTRIALS – 17.7%
AMERCO (Road & Rail)		3,732	1,455,629
Brady Corp. Class A (Commercial Svs. & Supplies)		32,396	1,718,608
Cimpress N.V. (Commercial Svs. & Supplies)	(a)	10,607	1,398,427
Clarivate Analytics PLC (Professional Svs.)	(a)	139,071	2,346,128
CSW Industrials, Inc. (Building Products)		35,063	2,420,399
EnerSys (Electrical Equip.)		16,445	1,084,383
Gates Industrial Corp. PLC (Machinery)	(a)	122,410	1,232,669
HEICO Corp. Class A (Aerospace & Defense)		31,690	3,083,754
ITT, Inc. (Machinery)		36,929	2,259,686
Kennametal, Inc. (Machinery)		31,252	960,686
Kornit Digital Ltd. (Machinery)	(a)	54,187	1,667,876
Nordson Corp. (Machinery)		12,584	1,840,536
Old Dominion Freight Line, Inc. (Road & Rail)		6,166	1,048,035
Proto Labs, Inc. (Machinery)	(a)	7,155	730,526
Rexnord Corp. (Machinery)	(a)	71,661	1,938,430
Standex International Corp. (Machinery)		21,442	1,563,979
TrueBlue, Inc. (Professional Svs.)	(a)	47,072	993,219
Wabtec Corp. (Machinery)		11,970	860,164

			28,603,134

INFORMATION TECHNOLOGY – 34.5%
Altair Engineering, Inc. Class A (Software)	(a)	28,492	986,393
Belden, Inc. (Electronic Equip., Instr. & Comp.)		34,302	1,829,669
Blackbaud, Inc. (Software)		34,357	3,103,811
Broadridge Financial Solutions, Inc. (IT Svs.)		20,747	2,581,549
Cadence Design Systems, Inc. (Software)	(a)	24,787	1,637,925
ChannelAdvisor Corp. (Software)	(a)	79,117	738,161
Cision Ltd. (Software)	(a)	107,710	828,290
CTS Corp. (Electronic Equip., Instr. & Comp.)		14,842	480,287
Descartes Systems Group, Inc. / The (Software)	(a)	58,024	2,342,245
Envestnet, Inc. (Software)	(a)	28,351	1,607,502
Euronet Worldwide, Inc. (IT Svs.)	(a)	23,835	3,487,060
Everbridge, Inc. (Software)	(a)	13,690	844,810
GTY Technology Holdings, Inc. (Software)	(a)	104,102	652,719
Guidewire Software, Inc. (Software)	(a)	11,352	1,196,274
Instructure, Inc. (Software)	(a)	29,826	1,155,459
j2 Global, Inc. (Software)		32,691	2,968,997
LivePerson, Inc. (Software)	(a)	44,040	1,572,228
Medallia, Inc. (Software)	(a)	14,243	390,685
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		16,328	685,613
Nice Ltd. – ADR (Software)	(a)	27,583	3,966,435
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	14,153	1,156,583
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	134,808	2,589,662
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	16,355	1,661,014
Paylocity Holding Corp. (Software)	(a)	19,153	1,868,950
RealPage, Inc. (Software)	(a)	31,974	2,009,886

17	(continued)

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	10,224	$1,397,723
SailPoint Technologies Holding, Inc. (Software)	(a)	53,275	995,710
SS&C Technologies Holdings, Inc. (Software)		57,326	2,956,302
Trade Desk, Inc. / The Class A (Software)	(a)	6,884	1,291,094
Tyler Technologies, Inc. (Software)	(a)	6,740	1,769,250
WEX, Inc. (IT Svs.)	(a)	9,410	1,901,479
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	33,791	1,985,221
Yext, Inc. (Software)	(a)	65,175	1,035,631

			55,674,617

MATERIALS – 5.0%
Chase Corp. (Chemicals)		7,096	776,231
H.B. Fuller Co. (Chemicals)		27,616	1,285,801
Neenah, Inc. (Paper & Forest Products)		15,905	1,035,734
Sensient Technologies Corp. (Chemicals)		38,954	2,674,192
Valvoline, Inc. (Chemicals)		102,857	2,265,940

			8,037,898

REAL ESTATE – 1.9%
Easterly Government Properties, Inc. (Equity REIT)		45,920	978,096
FirstService Corp. (Real Estate Mgmt. & Development)		11,199	1,148,681
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	55,928	941,828

			3,068,605

Total Common Stocks (Cost $121,371,016)			$155,843,094

Master Limited Partnerships – 2.1%			Shares	Value

CONSUMER DISCRETIONARY – 1.6%
Cedar Fair LP (Hotels, Restaurants & Leisure)			43,519	$2,539,769

ENERGY – 0.5%
DCP Midstream LP (Oil, Gas & Consumable Fuels)			33,165	869,254

Total Master Limited Partnerships (Cost $2,801,646)				$3,409,023

Money Market Funds – 0.8%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(c)		1,242,106	$1,242,230

Total Money Market Funds (Cost $1,242,236)				$1,242,230

Total Investments – 99.4% (Cost $125,414,898)	(d	)		$160,494,347
Other Assets in Excess of Liabilities – 0.6%				980,154

Net Assets – 100.0%				$161,474,501

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $931,142 or 0.6% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Rate represents the seven-day yield at September 30, 2019.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 98.4%		Shares	Value

COMMUNICATION SERVICES – 1.3%
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	12,715	$528,817
Omnicom Group, Inc. (Media)		11,449	896,457

			1,425,274

CONSUMER DISCRETIONARY – 8.9%
Aramark (Hotels, Restaurants & Leisure)		24,628	1,073,288
CarMax, Inc. (Specialty Retail)	(a)	8,582	755,216
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		19,214	1,524,823
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	12,172	591,194
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		43,968	1,560,864
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	18,899	978,401
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	24,350	1,361,165
Visteon Corp. (Auto Components)	(a)	6,575	542,701
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	3,973	445,453
Williams-Sonoma, Inc. (Specialty Retail)		8,030	545,879

			9,378,984

FINANCIALS – 12.4%
Aon PLC (Insurance)		12,936	2,504,022
CBOE Global Markets, Inc. (Capital Markets)		6,435	739,446
Intact Financial Corp. (Insurance)		16,327	1,643,237
LPL Financial Holdings, Inc. (Capital Markets)		28,714	2,351,677
MSCI, Inc. (Capital Markets)		3,118	678,944
SVB Financial Group (Banks)	(a)	2,567	536,375
Synchrony Financial (Consumer Finance)		19,893	678,152
TD Ameritrade Holding Corp. (Capital Markets)		44,845	2,094,261
W.R. Berkley Corp. (Insurance)		25,863	1,868,084

			13,094,198

HEALTH CARE – 14.0%
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	51,786	2,107,172
Catalent, Inc. (Pharmaceuticals)	(a)	23,366	1,113,624
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		6,783	2,014,551
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		5,032	268,256
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	7,920	210,593
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,420	545,832
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	10,090	1,507,244
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	10,464	942,911
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		23,037	1,962,061
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	6,846	679,329
Sage Therapeutics, Inc. (Biotechnology)	(a)	1,709	239,756
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	3,259	245,468
Teleflex, Inc. (Health Care Equip. & Supplies)		2,867	974,063
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	5,171	615,814
Waters Corp. (Life Sciences Tools & Svs.)	(a)	5,895	1,315,941

			14,742,615

INDUSTRIALS – 20.5%
Carlisle Cos., Inc. (Industrial Conglomerates)		10,989	1,599,339
Cimpress N.V. (Commercial Svs. & Supplies)	(a)	11,534	1,520,643
CoStar Group, Inc. (Professional Svs.)	(a)	2,031	1,204,789
Edenred (Commercial Svs. & Supplies)	(b)	16,730	802,534
Ferguson PLC (Trading Companies & Distributors)	(b)	8,805	642,595
HEICO Corp. Class A (Aerospace & Defense)		2,550	248,140
IHS Markit Ltd. (Professional Svs.)	(a)	17,392	1,163,177

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
L3Harris Technologies, Inc. (Aerospace & Defense)		7,591	$1,583,786
Middleby Corp. / The (Machinery)	(a)	5,971	698,010
Old Dominion Freight Line, Inc. (Road & Rail)		5,945	1,010,472
Rexnord Corp. (Machinery)	(a)	45,954	1,243,056
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		31,968	1,275,523
Ryanair Holdings PLC – ADR (Airlines)	(a)	10,853	720,422
Sensata Technologies Holding PLC (Electrical Equip.)	(a)	49,986	2,502,299
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	7,114	2,290,637
Verisk Analytics, Inc. (Professional Svs.)		11,864	1,876,173
Wabtec Corp. (Machinery)		17,139	1,231,609

			21,613,204

INFORMATION TECHNOLOGY – 35.6%
Amdocs Ltd. (IT Svs.)		28,496	1,883,870
Atlassian Corp. PLC Class A (Software)	(a)	8,037	1,008,161
Belden, Inc. (Electronic Equip., Instr. & Comp.)		12,162	648,721
Broadridge Financial Solutions, Inc. (IT Svs.)		13,876	1,726,591
Constellation Software, Inc. (Software)		2,976	2,972,181
Dolby Laboratories, Inc. Class A (Electronic Equip., Instr. & Comp.)		15,940	1,030,362
Euronet Worldwide, Inc. (IT Svs.)	(a)	3,919	573,350
Fidelity National Information Services, Inc. (IT Svs.)		12,579	1,669,988
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	81,696	854,949
Gartner, Inc. (IT Svs.)	(a)	5,541	792,308
Global Payments, Inc. (IT Svs.)		14,670	2,332,530
GoDaddy, Inc. Class A (IT Svs.)	(a)	24,884	1,641,846
Intuit, Inc. (Software)		2,252	598,897
KLA-Tencor Corp. (Semiconductors & Equip.)		15,408	2,456,806
Lam Research Corp. (Semiconductors & Equip.)		6,734	1,556,295
Microchip Technology, Inc. (Semiconductors & Equip.)		28,621	2,659,177
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		36,780	1,544,392
Nice Ltd. – ADR (Software)	(a)	21,123	3,037,487
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	82,138	1,577,871
SS&C Technologies Holdings, Inc. (Software)		38,515	1,986,218
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		22,932	2,136,804
WEX, Inc. (IT Svs.)	(a)	11,874	2,399,379
Xilinx, Inc. (Semiconductors & Equip.)		5,890	564,851

			37,653,034

MATERIALS – 1.2%
Sealed Air Corp. (Containers & Packaging)		31,669	1,314,580

REAL ESTATE – 4.5%
Crown Castle International Corp. (Equity REIT)		18,472	2,567,793
Lamar Advertising Co. Class A (Equity REIT)		26,660	2,184,254

			4,752,047

Total Common Stocks (Cost $90,589,572)			$103,973,936

Money Market Funds – 1.8%		Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(c)	1,868,285	$1,868,472

Total Money Market Funds (Cost $1,868,472)			$1,868,472

Total Investments – 100.2% (Cost $92,458,044)	(d)		$105,842,408
Liabilities in Excess of Other Assets – (0.2)%			(166,726)

Net Assets – 100.0%			$105,675,682

19	(continued)

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,445,129 or 1.4% of the Portfolio’s net assets.

(c)	Rate represents the seven-day yield at September 30, 2019.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 99.7%			Shares	Value

COMMUNICATION SERVICES – 10.3%
Activision Blizzard, Inc. (Entertainment)			35,567	$1,882,206
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a	)	13,837	16,896,914
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a	)	14,063	17,142,797
AT&T, Inc. (Diversified Telecom. Svs.)			338,795	12,820,003
CBS Corp. Class B (Media)			15,185	613,019
CenturyLink, Inc. (Diversified Telecom. Svs.)			45,536	568,289
Charter Communications, Inc. Class A (Media)	(a	)	7,498	3,090,076
Comcast Corp. Class A (Media)			210,313	9,480,910
Discovery, Inc. Class A (Media)	(a	)	7,259	193,307
Discovery, Inc. Class C (Media)	(a	)	16,173	398,179
DISH Network Corp. Class A (Media)	(a	)	11,118	378,790
Electronic Arts, Inc. (Entertainment)	(a	)	13,659	1,336,124
Facebook, Inc. Class A (Interactive Media & Svs.)	(a	)	111,545	19,863,934
Fox Corp. Class A (Media)			16,417	517,710
Fox Corp. Class B (Media)			7,463	235,383
Interpublic Group of Cos., Inc. / The (Media)			17,889	385,687
Netflix, Inc. (Entertainment)	(a	)	20,302	5,433,221
News Corp. Class A (Media)			17,865	248,681
News Corp. Class B (Media)			5,672	81,081
Omnicom Group, Inc. (Media)			10,092	790,204
Take-Two Interactive Software, Inc. (Entertainment)	(a	)	5,248	657,784
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a	)	14,669	1,155,477
TripAdvisor, Inc. (Interactive Media & Svs.)	(a	)	4,906	189,764
Twitter, Inc. (Interactive Media & Svs.)	(a	)	35,841	1,476,649
Verizon Communications, Inc. (Diversified Telecom. Svs.)			191,766	11,574,996
Viacom, Inc. Class B (Entertainment)			16,345	392,770
Walt Disney Co. / The (Entertainment)			83,528	10,885,369

				118,689,324

CONSUMER DISCRETIONARY – 10.1%
Advance Auto Parts, Inc. (Specialty Retail)			3,316	548,466
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	19,266	33,444,042
Aptiv PLC (Auto Components)			11,860	1,036,801
AutoZone, Inc. (Specialty Retail)	(a	)	1,138	1,234,298
Best Buy Co., Inc. (Specialty Retail)			10,737	740,746
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a	)	1,971	3,868,304
BorgWarner, Inc. (Auto Components)			9,580	351,394
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a	)	6,982	231,523
CarMax, Inc. (Specialty Retail)	(a	)	7,681	675,928
Carnival Corp. (Hotels, Restaurants & Leisure)			18,608	813,356
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a	)	1,182	993,436
D.R. Horton, Inc. (Household Durables)			15,595	822,013
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)			5,683	671,844
Dollar General Corp. (Multiline Retail)			11,907	1,892,499
Dollar Tree, Inc. (Multiline Retail)	(a	)	10,980	1,253,477
eBay, Inc. (Internet & Direct Marketing Retail)			36,557	1,424,992
Expedia Group, Inc. (Internet & Direct Marketing Retail)			6,484	871,514
Ford Motor Co. (Automobiles)			181,769	1,665,004
Gap, Inc. / The (Specialty Retail)			10,065	174,728
Garmin Ltd. (Household Durables)			6,696	567,084
General Motors Co. (Automobiles)			58,275	2,184,147
Genuine Parts Co. (Distributors)			6,751	672,332
H&R Block, Inc. (Diversified Consumer Svs.)			9,396	221,934
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)			16,720	256,150
Harley-Davidson, Inc. (Automobiles)			7,209	259,308
Hasbro, Inc. (Leisure Products)			5,444	646,148
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)			13,303	1,238,642
Home Depot, Inc. / The (Specialty Retail)			50,777	11,781,280
Kohl’s Corp. (Multiline Retail)			7,381	366,541
L Brands, Inc. (Specialty Retail)			10,866	212,865
Leggett & Platt, Inc. (Household Durables)			6,067	248,383
Lennar Corp. Class A (Household Durables)			13,191	736,717
LKQ Corp. (Distributors)	(a	)	14,305	449,892

Common Stocks (Continued)			Shares	Value

CONSUMER DISCRETIONARY (continued)
Lowe’s Cos., Inc. (Specialty Retail)			35,785	$3,934,919
Macy’s, Inc. (Multiline Retail)			14,280	221,911
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)			12,677	1,576,639
McDonald’s Corp. (Hotels, Restaurants & Leisure)			35,213	7,560,583
MGM Resorts International (Hotels, Restaurants & Leisure)			24,185	670,408
Mohawk Industries, Inc. (Household Durables)	(a	)	2,779	344,791
Newell Brands, Inc. (Household Durables)			17,678	330,932
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)			58,030	5,450,178
Nordstrom, Inc. (Multiline Retail)			5,015	168,855
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a	)	9,954	515,319
NVR, Inc. (Household Durables)	(a	)	159	591,059
O’Reilly Automotive, Inc. (Specialty Retail)	(a	)	3,547	1,413,515
PulteGroup, Inc. (Household Durables)			11,948	436,699
PVH Corp. (Textiles, Apparel & Luxury Goods)			3,465	305,717
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)			2,415	230,560
Ross Stores, Inc. (Specialty Retail)			16,906	1,857,124
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)			7,989	865,448
Starbucks Corp. (Hotels, Restaurants & Leisure)			55,494	4,906,780
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)			13,268	345,631
Target Corp. (Multiline Retail)			23,678	2,531,415
Tiffany & Co. (Specialty Retail)			5,048	467,596
TJX Cos., Inc. / The (Specialty Retail)			56,045	3,123,948
Tractor Supply Co. (Specialty Retail)			5,523	499,500
Ulta Beauty, Inc. (Specialty Retail)	(a	)	2,728	683,773
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a	)	8,533	170,148
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a	)	9,156	165,998
V.F. Corp. (Textiles, Apparel & Luxury Goods)			15,150	1,348,199
Whirlpool Corp. (Household Durables)			2,961	468,904
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)			4,478	486,848
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)			14,096	1,598,909

				115,828,094

CONSUMER STAPLES – 7.6%
Altria Group, Inc. (Tobacco)			86,615	3,542,554
Archer-Daniels-Midland Co. (Food Products)			25,769	1,058,333
Brown-Forman Corp. Class B (Beverages)			8,441	529,926
Campbell Soup Co. (Food Products)			7,817	366,774
Church & Dwight Co., Inc. (Household Products)			11,455	861,874
Clorox Co. / The (Household Products)			5,831	885,554
Coca-Cola Co. / The (Beverages)			178,447	9,714,655
Colgate-Palmolive Co. (Household Products)			39,787	2,924,742
Conagra Brands, Inc. (Food Products)			22,626	694,166
Constellation Brands, Inc. Class A (Beverages)			7,756	1,607,664
Costco Wholesale Corp. (Food & Staples Retailing)			20,390	5,874,563
Coty, Inc. Class A (Personal Products)			13,414	140,981
Estee Lauder Cos., Inc. / The Class A (Personal Products)			10,259	2,041,028
General Mills, Inc. (Food Products)			27,971	1,541,762
Hershey Co. / The (Food Products)			6,900	1,069,431
Hormel Foods Corp. (Food Products)			12,859	562,324
J.M. Smucker Co. / The (Food Products)			5,303	583,436
Kellogg Co. (Food Products)			11,567	744,336
Kimberly-Clark Corp. (Household Products)			15,960	2,267,118
Kraft Heinz Co. / The (Food Products)			28,931	808,187
Kroger Co. / The (Food & Staples Retailing)			37,041	954,917
Lamb Weston Holdings, Inc. (Food Products)			6,760	491,587
McCormick & Co., Inc. (Food Products)			5,702	891,223
Molson Coors Brewing Co. Class B (Beverages)			8,679	499,043
Mondelez International, Inc. Class A (Food Products)			66,846	3,697,921

21	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

CONSUMER STAPLES (continued)
Monster Beverage Corp. (Beverages)	(a)	17,940	$1,041,596
PepsiCo, Inc. (Beverages)		64,829	8,888,056
Philip Morris International, Inc. (Tobacco)		72,137	5,477,362
Procter & Gamble Co. / The (Household Products)		116,038	14,432,806
Sysco Corp. (Food & Staples Retailing)		23,789	1,888,847
Tyson Foods, Inc. Class A (Food Products)		13,681	1,178,481
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		35,179	1,945,750
Walmart, Inc. (Food & Staples Retailing)		65,936	7,825,284

			87,032,281

ENERGY – 4.5%
Apache Corp. (Oil, Gas & Consumable Fuels)		17,373	444,749
Baker Hughes, a GE Co. (Energy Equip. & Svs.)		30,098	698,274
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		19,289	338,908
Chevron Corp. (Oil, Gas & Consumable Fuels)		88,035	10,440,951
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4,688	224,743
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		9,338	634,050
ConocoPhillips (Oil, Gas & Consumable Fuels)		51,476	2,933,102
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		18,757	451,293
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		7,560	679,720
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		26,912	1,997,409
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		196,183	13,852,482
Halliburton Co. (Energy Equip. & Svs.)		40,631	765,894
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		5,108	204,678
Hess Corp. (Oil, Gas & Consumable Fuels)		12,002	725,881
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		7,023	376,714
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		90,253	1,860,114
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		37,308	457,769
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		30,527	1,854,515
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		17,834	378,081
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		22,100	496,366
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		41,490	1,845,060
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		19,144	1,410,721
Phillips 66 (Oil, Gas & Consumable Fuels)		20,796	2,129,510
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		7,747	974,340
Schlumberger Ltd. (Energy Equip. & Svs.)		64,146	2,191,869
TechnipFMC PLC (Energy Equip. & Svs.)		19,464	469,861
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		19,216	1,637,972
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		56,202	1,352,220

			51,827,246

FINANCIALS – 12.9%
Affiliated Managers Group, Inc. (Capital Markets)		2,366	197,206
Aflac, Inc. (Insurance)		34,322	1,795,727
Allstate Corp. / The (Insurance)		15,259	1,658,348
American Express Co. (Consumer Finance)		31,543	3,730,906
American International Group, Inc. (Insurance)		40,338	2,246,827
Ameriprise Financial, Inc. (Capital Markets)		6,067	892,456
Aon PLC (Insurance)		10,932	2,116,107
Arthur J. Gallagher & Co. (Insurance)		8,620	772,093
Assurant, Inc. (Insurance)		2,841	357,455
Bank of America Corp. (Banks)		388,441	11,330,824

Common Stocks (Continued)		Shares	Value

FINANCIALS (continued)
Bank of New York Mellon Corp. / The (Capital Markets)		39,775	$1,798,228
BB&T Corp. (Banks)		35,513	1,895,329
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	90,917	18,912,554
BlackRock, Inc. (Capital Markets)		5,447	2,427,401
Capital One Financial Corp. (Consumer Finance)		21,810	1,984,274
CBOE Global Markets, Inc. (Capital Markets)		5,162	593,165
Charles Schwab Corp. / The (Capital Markets)		53,944	2,256,478
Chubb Ltd. (Insurance)		21,129	3,411,066
Cincinnati Financial Corp. (Insurance)		7,054	822,990
Citigroup, Inc. (Banks)		104,750	7,236,130
Citizens Financial Group, Inc. (Banks)		20,729	733,185
CME Group, Inc. (Capital Markets)		16,602	3,508,667
Comerica, Inc. (Banks)		6,933	457,509
Discover Financial Services (Consumer Finance)		14,755	1,196,483
E*TRADE Financial Corp. (Capital Markets)		11,128	486,182
Everest Re Group Ltd. (Insurance)		1,883	501,047
Fifth Third Bancorp (Banks)		33,860	927,087
First Republic Bank (Banks)		7,797	753,970
Franklin Resources, Inc. (Capital Markets)		13,076	377,373
Globe Life, Inc. (Insurance)		4,675	447,678
Goldman Sachs Group, Inc. / The (Capital Markets)		15,006	3,109,693
Hartford Financial Services Group, Inc. / The (Insurance)		16,789	1,017,581
Huntington Bancshares, Inc. (Banks)		48,021	685,260
Intercontinental Exchange, Inc. (Capital Markets)		25,977	2,396,898
Invesco Ltd. (Capital Markets)		17,890	303,057
JPMorgan Chase & Co. (Banks)		148,256	17,448,249
KeyCorp (Banks)		46,599	831,326
Lincoln National Corp. (Insurance)		9,270	559,166
Loews Corp. (Insurance)		12,057	620,694
M&T Bank Corp. (Banks)		6,195	978,624
MarketAxess Holdings, Inc. (Capital Markets)		1,757	575,418
Marsh & McLennan Cos., Inc. (Insurance)		23,471	2,348,274
MetLife, Inc. (Insurance)		36,912	1,740,770
Moody’s Corp. (Capital Markets)		7,543	1,545,033
Morgan Stanley (Capital Markets)		58,251	2,485,570
MSCI, Inc. (Capital Markets)		3,934	856,628
Nasdaq, Inc. (Capital Markets)		5,360	532,516
Northern Trust Corp. (Capital Markets)		9,963	929,747
People’s United Financial, Inc. (Banks)		18,538	289,842
PNC Financial Services Group, Inc. / The (Banks)		20,642	2,893,183
Principal Financial Group, Inc. (Insurance)		12,060	689,108
Progressive Corp. / The (Insurance)		27,103	2,093,707
Prudential Financial, Inc. (Insurance)		18,644	1,677,028
Raymond James Financial, Inc. (Capital Markets)		5,733	472,743
Regions Financial Corp. (Banks)		46,272	732,023
S&P Global, Inc. (Capital Markets)		11,418	2,797,182
State Street Corp. (Capital Markets)		17,246	1,020,791
SunTrust Banks, Inc. (Banks)		20,584	1,416,179
SVB Financial Group (Banks)	(a)	2,391	499,599
Synchrony Financial (Consumer Finance)		28,300	964,747
T. Rowe Price Group, Inc. (Capital Markets)		10,929	1,248,638
Travelers Cos., Inc. / The (Insurance)		12,070	1,794,688
U.S. Bancorp (Banks)		66,477	3,678,837
Unum Group (Insurance)		9,624	286,025
Wells Fargo & Co. (Banks)		185,910	9,377,300
Willis Towers Watson PLC (Insurance)		5,972	1,152,417
Zions Bancorp N.A. (Banks)		8,215	365,732

			148,239,018

HEALTH CARE – 13.6%
Abbott Laboratories (Health Care Equip. & Supplies)		81,947	6,856,506
AbbVie, Inc. (Biotechnology)		68,555	5,190,985
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	2,111	375,526
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		14,358	1,100,254
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	10,412	1,019,751

22	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,365	$608,796
Allergan PLC (Pharmaceuticals)		15,212	2,560,028
AmerisourceBergen Corp. (Health Care Providers & Svs.)		7,052	580,591
Amgen, Inc. (Biotechnology)		27,806	5,380,739
Anthem, Inc. (Health Care Providers & Svs.)		11,862	2,848,066
Baxter International, Inc. (Health Care Equip. & Supplies)		23,671	2,070,502
Becton Dickinson and Co. (Health Care Equip. & Supplies)		12,517	3,166,300
Biogen, Inc. (Biotechnology)	(a)	8,553	1,991,309
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	64,587	2,628,045
Bristol-Myers Squibb Co. (Pharmaceuticals)		75,850	3,846,354
Cardinal Health, Inc. (Health Care Providers & Svs.)		13,776	650,089
Celgene Corp. (Biotechnology)	(a)	32,862	3,263,197
Centene Corp. (Health Care Providers & Svs.)	(a)	19,213	831,154
Cerner Corp. (Health Care Technology)		14,758	1,006,053
Cigna Corp. (Health Care Providers & Svs.)		17,506	2,657,236
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		2,303	683,991
CVS Health Corp. (Health Care Providers & Svs.)		60,304	3,803,373
Danaher Corp. (Health Care Equip. & Supplies)		29,602	4,275,417
DaVita, Inc. (Health Care Providers & Svs.)	(a)	4,495	256,530
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		10,394	554,104
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	9,636	2,119,053
Eli Lilly & Co. (Pharmaceuticals)		39,393	4,405,319
Gilead Sciences, Inc. (Biotechnology)		58,689	3,719,709
HCA Healthcare, Inc. (Health Care Providers & Svs.)		12,339	1,485,862
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	6,889	437,452
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	12,386	625,369
Humana, Inc. (Health Care Providers & Svs.)		6,264	1,601,517
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,993	1,085,817
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	6,817	2,073,868
Incyte Corp. (Biotechnology)	(a)	8,289	615,293
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,344	2,885,386
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	8,451	1,262,410
Johnson & Johnson (Pharmaceuticals)		122,372	15,832,489
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	4,523	759,864
McKesson Corp. (Health Care Providers & Svs.)		8,574	1,171,723
Medtronic PLC (Health Care Equip. & Supplies)		62,209	6,757,142
Merck & Co., Inc. (Pharmaceuticals)		118,717	9,993,597
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,139	802,312
Mylan N.V. (Pharmaceuticals)	(a)	23,822	471,199
Nektar Therapeutics (Pharmaceuticals)	(a)	8,055	146,722
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		5,126	436,581
Perrigo Co. PLC (Pharmaceuticals)		6,314	352,889
Pfizer, Inc. (Pharmaceuticals)		256,439	9,213,853
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		6,257	669,687
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,705	1,027,767
ResMed, Inc. (Health Care Equip. & Supplies)		6,665	900,508
Stryker Corp. (Health Care Equip. & Supplies)		14,876	3,217,679
Teleflex, Inc. (Health Care Equip. & Supplies)		2,148	729,783
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		18,572	5,409,466
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		43,942	9,549,475
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		3,769	560,639

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,203	$500,535
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	11,917	2,018,978
Waters Corp. (Life Sciences Tools & Svs.)	(a)	3,097	691,343
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	2,325	602,570
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		9,520	1,306,810
Zoetis, Inc. (Pharmaceuticals)		22,161	2,761,039

			156,406,601

INDUSTRIALS – 9.3%
3M Co. (Industrial Conglomerates)		26,674	4,385,206
A.O. Smith Corp. (Building Products)		6,421	306,346
Alaska Air Group, Inc. (Airlines)		5,708	370,506
Allegion PLC (Building Products)		4,342	450,048
American Airlines Group, Inc. (Airlines)		18,297	493,470
AMETEK, Inc. (Electrical Equip.)		10,585	971,915
Arconic, Inc. (Aerospace & Defense)		17,969	467,194
Boeing Co. / The (Aerospace & Defense)		24,787	9,430,710
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		6,253	530,129
Caterpillar, Inc. (Machinery)		26,086	3,294,923
Cintas Corp. (Commercial Svs. & Supplies)		3,846	1,031,113
Copart, Inc. (Commercial Svs. & Supplies)	(a)	9,378	753,335
CSX Corp. (Road & Rail)		37,014	2,563,960
Cummins, Inc. (Machinery)		7,313	1,189,606
Deere & Co. (Machinery)		14,600	2,462,728
Delta Air Lines, Inc. (Airlines)		26,833	1,545,581
Dover Corp. (Machinery)		6,766	673,623
Eaton Corp. PLC (Electrical Equip.)		19,475	1,619,346
Emerson Electric Co. (Electrical Equip.)		28,523	1,907,048
Equifax, Inc. (Professional Svs.)		5,618	790,284
Expeditors International of Washington, Inc. (Air Freight & Logistics)		7,948	590,457
Fastenal Co. (Trading Companies & Distributors)		26,602	869,087
FedEx Corp. (Air Freight & Logistics)		11,130	1,620,194
Flowserve Corp. (Machinery)		6,063	283,203
Fortive Corp. (Machinery)		13,700	939,272
Fortune Brands Home & Security, Inc. (Building Products)		6,465	353,635
General Dynamics Corp. (Aerospace & Defense)		10,849	1,982,438
General Electric Co. (Industrial Conglomerates)		404,658	3,617,642
Honeywell International, Inc. (Industrial Conglomerates)		33,357	5,644,004
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,920	406,637
IDEX Corp. (Machinery)		3,528	578,169
IHS Markit Ltd. (Professional Svs.)	(a)	18,585	1,242,965
Illinois Tool Works, Inc. (Machinery)		13,643	2,134,993
Ingersoll-Rand PLC (Machinery)		11,196	1,379,459
J.B. Hunt Transport Services, Inc. (Road & Rail)		3,963	438,506
Jacobs Engineering Group, Inc. (Construction & Engineering)		6,285	575,077
Johnson Controls International PLC (Building Products)		36,890	1,619,102
Kansas City Southern (Road & Rail)		4,648	618,230
L3Harris Technologies, Inc. (Aerospace & Defense)		10,352	2,159,841
Lockheed Martin Corp. (Aerospace & Defense)		11,522	4,494,271
Masco Corp. (Building Products)		13,424	559,512
Nielsen Holdings PLC (Professional Svs.)		16,430	349,137
Norfolk Southern Corp. (Road & Rail)		12,215	2,194,547
Northrop Grumman Corp. (Aerospace & Defense)		7,296	2,734,468
PACCAR, Inc. (Machinery)		16,082	1,125,901
Parker-Hannifin Corp. (Machinery)		5,957	1,075,894
Pentair PLC (Machinery)		7,797	294,727
Quanta Services, Inc. (Construction & Engineering)		6,566	248,195
Raytheon Co. (Aerospace & Defense)		12,914	2,533,598

23	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
Republic Services, Inc. (Commercial Svs. & Supplies)		9,801	$848,277
Robert Half International, Inc. (Professional Svs.)		5,474	304,683
Rockwell Automation, Inc. (Electrical Equip.)		5,426	894,205
Rollins, Inc. (Commercial Svs. & Supplies)		6,536	222,681
Roper Technologies, Inc. (Industrial Conglomerates)		4,820	1,718,812
Snap-on, Inc. (Machinery)		2,561	400,899
Southwest Airlines Co. (Airlines)		22,434	1,211,660
Stanley Black & Decker, Inc. (Machinery)		7,038	1,016,358
Textron, Inc. (Aerospace & Defense)		10,661	521,963
TransDigm Group, Inc. (Aerospace & Defense)		2,301	1,198,062
Union Pacific Corp. (Road & Rail)		32,668	5,291,563
United Airlines Holdings, Inc. (Airlines)	(a)	10,269	907,882
United Parcel Service, Inc. Class B (Air Freight & Logistics)		32,378	3,879,532
United Rentals, Inc. (Trading Companies & Distributors)	(a)	3,582	446,460
United Technologies Corp. (Aerospace & Defense)		37,610	5,134,517
Verisk Analytics, Inc. (Professional Svs.)		7,594	1,200,915
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,050	609,157
Wabtec Corp. (Machinery)		8,413	604,558
Waste Management, Inc. (Commercial Svs. & Supplies)		18,099	2,081,385
Xylem, Inc. (Machinery)		8,379	667,136

			107,060,937

INFORMATION TECHNOLOGY – 21.9%
Accenture PLC Class A (IT Svs.)		29,541	5,682,211
Adobe, Inc. (Software)	(a)	22,509	6,218,111
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	50,335	1,459,212
Akamai Technologies, Inc. (IT Svs.)	(a)	7,650	699,057
Alliance Data Systems Corp. (IT Svs.)		1,903	243,831
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		13,806	1,332,279
Analog Devices, Inc. (Semiconductors & Equip.)		17,131	1,914,047
ANSYS, Inc. (Software)	(a)	3,901	863,525
Apple, Inc. (Tech. Hardware, Storage & Periph.)		196,967	44,114,699
Applied Materials, Inc. (Semiconductors & Equip.)		42,827	2,137,067
Arista Networks, Inc. (Communications Equip.)	(a)	2,523	602,795
Autodesk, Inc. (Software)	(a)	10,183	1,504,029
Automatic Data Processing, Inc. (IT Svs.)		20,111	3,246,318
Broadcom, Inc. (Semiconductors & Equip.)		18,457	5,095,424
Broadridge Financial Solutions, Inc. (IT Svs.)		5,300	659,479
Cadence Design Systems, Inc. (Software)	(a)	12,986	858,115
CDW Corp. (Electronic Equip., Instr. & Comp.)		6,708	826,694
Cisco Systems, Inc. (Communications Equip.)		196,836	9,725,667
Citrix Systems, Inc. (Software)		5,709	551,033
Cognizant Technology Solutions Corp. Class A (IT Svs.)		25,613	1,543,567
Corning, Inc. (Electronic Equip., Instr. & Comp.).		36,268	1,034,363
DXC Technology Co. (IT Svs.)		12,158	358,661
F5 Networks, Inc. (Communications Equip.)	(a)	2,795	392,474
Fidelity National Information Services, Inc. (IT Svs.)		28,445	3,776,358
Fiserv, Inc. (IT Svs.)	(a)	26,468	2,741,820
FleetCor Technologies, Inc. (IT Svs.)	(a)	4,014	1,151,135
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		6,259	329,161
Fortinet, Inc. (Software)	(a)	6,581	505,158
Gartner, Inc. (IT Svs.)	(a)	4,162	595,124
Global Payments, Inc. (IT Svs.)		13,913	2,212,167
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		60,551	918,559
HP, Inc. (Tech. Hardware, Storage & Periph.)		68,710	1,299,993
Intel Corp. (Semiconductors & Equip.)		205,401	10,584,314
International Business Machines Corp. (IT Svs.)		41,079	5,973,708
Intuit, Inc. (Software)		12,058	3,206,705

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,645	$223,062
Jack Henry & Associates, Inc. (IT Svs.)		3,566	520,529
Juniper Networks, Inc. (Communications Equip.)		16,124	399,069
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,696	845,686
KLA-Tencor Corp. (Semiconductors & Equip.)		7,382	1,177,060
Lam Research Corp. (Semiconductors & Equip.)		6,700	1,548,437
Leidos Holdings, Inc. (IT Svs.)		6,271	538,553
Mastercard, Inc. Class A (IT Svs.)		41,395	11,241,640
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		12,591	729,145
Microchip Technology, Inc. (Semiconductors & Equip.)		11,048	1,026,470
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	51,145	2,191,563
Microsoft Corp. (Software)		354,029	49,220,651
Motorola Solutions, Inc. (Communications Equip.)		7,673	1,307,556
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		11,035	579,448
NVIDIA Corp. (Semiconductors & Equip.)		28,238	4,915,389
Oracle Corp. (Software)		102,085	5,617,738
Paychex, Inc. (IT Svs.)		14,837	1,228,058
PayPal Holdings, Inc. (IT Svs.)	(a)	54,560	5,651,870
Qorvo, Inc. (Semiconductors & Equip.)	(a)	5,442	403,470
QUALCOMM, Inc. (Semiconductors & Equip.)		56,365	4,299,522
salesforce.com, Inc. (Software)	(a)	40,665	6,036,313
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		10,979	590,560
Skyworks Solutions, Inc. (Semiconductors & Equip.)		7,981	632,494
Symantec Corp. (Software)		26,366	623,029
Synopsys, Inc. (Software)	(a)	6,966	956,084
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		15,568	1,450,626
Texas Instruments, Inc. (Semiconductors & Equip.)		43,283	5,593,895
VeriSign, Inc. (IT Svs.)	(a)	4,819	909,008
Visa, Inc. (IT Svs.)		80,076	13,773,873
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		13,726	818,619
Western Union Co. / The (IT Svs.)		19,667	455,684
Xerox Holdings Corp. (Tech. Hardware, Storage & Periph.)		8,828	264,045
Xilinx, Inc. (Semiconductors & Equip.)		11,735	1,125,386

			251,251,392

MATERIALS – 2.7%
Air Products & Chemicals, Inc. (Chemicals)		10,220	2,267,409
Albemarle Corp. (Chemicals)		4,897	340,439
Amcor PLC (Containers & Packaging)		75,519	736,310
Avery Dennison Corp. (Containers & Packaging)		3,901	443,037
Ball Corp. (Containers & Packaging)		15,395	1,120,910
Celanese Corp. (Chemicals)		5,742	702,189
CF Industries Holdings, Inc. (Chemicals)		10,118	497,806
Corteva, Inc. (Chemicals)		34,778	973,784
Dow, Inc. (Chemicals)		34,474	1,642,686
DuPont de Nemours, Inc. (Chemicals)		34,537	2,462,833
Eastman Chemical Co. (Chemicals)		6,336	467,787
Ecolab, Inc. (Chemicals)		11,611	2,299,442
FMC Corp. (Chemicals)		6,029	528,623
Freeport-McMoRan, Inc. (Metals & Mining)		67,042	641,592
International Flavors & Fragrances, Inc. (Chemicals)		4,955	607,929
International Paper Co. (Containers & Packaging)		18,233	762,504
Linde PLC (Chemicals)		25,058	4,854,236
LyondellBasell Industries N.V. Class A (Chemicals)		11,976	1,071,493
Martin Marietta Materials, Inc. (Construction Materials)		2,887	791,327
Mosaic Co. / The (Chemicals)		16,403	336,262

24	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

MATERIALS (continued)
Newmont Goldcorp Corp. (Metals & Mining)		38,022	$1,441,794
Nucor Corp. (Metals & Mining)		14,088	717,220
Packaging Corp. of America (Containers & Packaging)		4,367	463,339
PPG Industries, Inc. (Chemicals)		10,964	1,299,344
Sealed Air Corp. (Containers & Packaging)		7,196	298,706
Sherwin-Williams Co. / The (Chemicals)		3,808	2,093,905
Vulcan Materials Co. (Construction Materials)		6,138	928,311
Westrock Co. (Containers & Packaging)		11,881	433,062

			31,224,279

REAL ESTATE – 3.2%
Alexandria Real Estate Equities, Inc. (Equity REIT)		5,256	809,634
American Tower Corp. (Equity REIT)		20,523	4,538,251
Apartment Investment & Management Co. Class A (Equity REIT)		6,878	358,619
AvalonBay Communities, Inc. (Equity REIT)		6,472	1,393,616
Boston Properties, Inc. (Equity REIT)		6,665	864,184
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	15,596	826,744
Crown Castle International Corp. (Equity REIT)		19,275	2,679,418
Digital Realty Trust, Inc. (Equity REIT)		9,666	1,254,743
Duke Realty Corp. (Equity REIT)		16,772	569,745
Equinix, Inc. (Equity REIT)		3,932	2,267,978
Equity Residential (Equity REIT)		16,150	1,393,099
Essex Property Trust, Inc. (Equity REIT)		3,052	996,936
Extra Space Storage, Inc. (Equity REIT)		5,952	695,313
Federal Realty Investment Trust (Equity REIT)		3,237	440,685
HCP, Inc. (Equity REIT)		22,754	810,725
Host Hotels & Resorts, Inc. (Equity REIT)		33,876	585,716
Iron Mountain, Inc. (Equity REIT)		13,260	429,491
Kimco Realty Corp. (Equity REIT)		19,508	407,327
Macerich Co. / The (Equity REIT)		5,129	162,025
Mid-America Apartment Communities, Inc. (Equity REIT)		5,307	689,963
Prologis, Inc. (Equity REIT)		29,258	2,493,367
Public Storage (Equity REIT)		6,959	1,706,834
Realty Income Corp. (Equity REIT)		14,744	1,130,570
Regency Centers Corp. (Equity REIT)		7,797	541,813
SBA Communications Corp. (Equity REIT)		5,253	1,266,761
Simon Property Group, Inc. (Equity REIT)		14,280	2,222,682
SL Green Realty Corp. (Equity REIT)		3,832	313,266
UDR, Inc. (Equity REIT)		13,568	657,777
Ventas, Inc. (Equity REIT)		17,269	1,261,155
Vornado Realty Trust (Equity REIT)		7,354	468,229
Welltower, Inc. (Equity REIT)		18,780	1,702,407
Weyerhaeuser Co. (Equity REIT)		34,602	958,475

			36,897,548

UTILITIES – 3.6%
AES Corp. (Ind. Power & Renewable Elec.)		30,677	501,262
Alliant Energy Corp. (Electric Utilities)		11,034	595,064
Ameren Corp. (Multi-Utilities)		11,414	913,691

Common Stocks (Continued)	Shares	Value

UTILITIES (continued)
American Electric Power Co., Inc. (Electric Utilities)	22,896	$2,145,126
American Water Works Co., Inc. (Water Utilities)	8,383	1,041,420
Atmos Energy Corp. (Gas Utilities)	5,480	624,117
CenterPoint Energy, Inc. (Multi-Utilities)	23,209	700,448
CMS Energy Corp. (Multi-Utilities)	13,192	843,628
Consolidated Edison, Inc. (Multi-Utilities)	15,397	1,454,555
Dominion Energy, Inc. (Multi-Utilities)	38,111	3,088,515
DTE Energy Co. (Multi-Utilities)	8,505	1,130,825
Duke Energy Corp. (Electric Utilities)	33,787	3,238,822
Edison International (Electric Utilities)	16,605	1,252,349
Entergy Corp. (Electric Utilities)	9,215	1,081,472
Evergy, Inc. (Electric Utilities)	10,915	726,502
Eversource Energy (Electric Utilities)	15,005	1,282,477
Exelon Corp. (Electric Utilities)	45,061	2,176,897
FirstEnergy Corp. (Electric Utilities)	25,050	1,208,162
NextEra Energy, Inc. (Electric Utilities)	22,663	5,280,252
NiSource, Inc. (Multi-Utilities)	17,244	515,941
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	11,692	463,003
Pinnacle West Capital Corp. (Electric Utilities)	5,186	503,405
PPL Corp. (Electric Utilities)	33,519	1,055,513
Public Service Enterprise Group, Inc. (Multi-Utilities)	23,444	1,455,404
Sempra Energy (Multi-Utilities)	12,729	1,878,928
Southern Co. / The (Electric Utilities)	48,455	2,993,065
WEC Energy Group, Inc. (Multi-Utilities)	14,630	1,391,313
Xcel Energy, Inc. (Electric Utilities)	24,310	1,577,476

		41,119,632

Total Common Stocks (Cost $928,443,451)		$1,145,576,352

U.S. Treasury Obligations –0.0%	Rate	Maturity	Face Amount	Value

U.S. Treasury Bill	0.000%	12/19/2019	$ 200,000	$199,238
U.S. Treasury Bill	0.000%	03/19/2020	200,000	198,295

Total U.S. Treasury Obligations (Cost $397,540)				$397,533

Money Market Funds – 0.5%			Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(b	)	5,119,168	$5,119,680

Total Money Market Funds (Cost $5,119,680)				$5,119,680

Total Investments – 100.2% (Cost $933,960,671)	(c	)		$1,151,093,565
Liabilities in Excess of Other Assets – (0.2)%	(d	)		(1,801,065)

Net Assets – 100.0%				$1,149,292,500

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $296,100 of cash pledged as collateral for the futures contracts outstanding at September 30, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Open Futures Contracts	September 30, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	47	December 20, 2019	$7,071,463	$6,999,475	$(71,988)	$(40,963)

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Strategic Value Dividend Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 99.2%		Shares	Value

COMMUNICATION SERVICES – 15.3%
AT&T, Inc. (Diversified Telecom. Svs.)		466,373	$17,647,554
BCE, Inc. (Diversified Telecom. Svs.)		233,130	11,275,971
Verizon Communications, Inc. (Diversified Telecom. Svs.)		205,001	12,373,861
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)		318,268	6,336,716

			47,634,102

CONSUMER DISCRETIONARY – 1.0%
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		19,450	3,163,543

CONSUMER STAPLES – 14.5%
Altria Group, Inc. (Tobacco)		108,395	4,433,356
British American Tobacco PLC (Tobacco)	(a)	118,675	4,382,694
Coca-Cola Co. / The (Beverages)		211,475	11,512,699
Kimberly-Clark Corp. (Household Products)		22,225	3,157,061
PepsiCo, Inc. (Beverages)		75,675	10,375,042
Philip Morris International, Inc. (Tobacco)		149,745	11,370,138

			45,230,990

ENERGY – 17.6%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	2,151,000	13,617,462
Chevron Corp. (Oil, Gas & Consumable Fuels)		84,930	10,072,698
Enbridge, Inc. (Oil, Gas & Consumable Fuels)		161,575	5,671,010
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		163,950	11,576,509
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		105,225	4,679,356
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	76,975	2,275,029
TC Energy Corp. (Oil, Gas & Consumable Fuels)		60,625	3,139,129
TOTAL SA (Oil, Gas & Consumable Fuels)	(a)	71,750	3,735,789

			54,766,982

FINANCIALS – 7.0%
Canadian Imperial Bank of Commerce (Banks)		96,725	7,980,533
Invesco Ltd. (Capital Markets)		171,125	2,898,858
KeyCorp (Banks)		160,425	2,861,982
PNC Financial Services Group, Inc. / The (Banks)		32,900	4,611,264
Regions Financial Corp. (Banks)		222,925	3,526,674

			21,879,311

Common Stocks (Continued)		Shares	Value

HEALTH CARE – 12.7%
AbbVie, Inc. (Biotechnology)		189,525	$14,350,833
Gilead Sciences, Inc. (Biotechnology)		96,875	6,139,937
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	509,506	10,921,052
Pfizer, Inc. (Pharmaceuticals)		228,675	8,216,293

			39,628,115

INDUSTRIALS – 2.8%
United Parcel Service, Inc. Class B (Air Freight & Logistics)		71,700	8,591,094

MATERIALS – 3.0%
Amcor PLC (Containers & Packaging)		444,150	4,330,462
LyondellBasell Industries N.V. Class A (Chemicals)		55,925	5,003,610

			9,334,072

REAL ESTATE – 8.8%
National Retail Properties, Inc. (Equity REIT)		66,200	3,733,680
Omega Healthcare Investors, Inc. (Equity REIT)		102,875	4,299,146
Realty Income Corp. (Equity REIT)		37,075	2,842,911
Ventas, Inc. (Equity REIT)		136,805	9,990,869
Welltower, Inc. (Equity REIT)		72,675	6,587,989

			27,454,595

UTILITIES – 16.5%
Dominion Energy, Inc. (Multi-Utilities)		143,175	11,602,902
Duke Energy Corp. (Electric Utilities)		121,756	11,671,530
National Grid PLC (Multi-Utilities)	(a)	1,041,100	11,272,296
PPL Corp. (Electric Utilities)		250,275	7,881,160
Southern Co. / The (Electric Utilities)		145,085	8,961,900

			51,389,788

Total Common Stocks (Cost $313,887,784)			$309,072,592

Money Market Funds – 1.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(b)	4,248,222	$4,248,646

Total Money Market Funds (Cost $4,248,646)			$4,248,646

Total Investments – 100.5% (Cost $318,136,430)	(c)		$313,321,238
Liabilities in Excess of Other Assets – (0.5)%			(1,706,435)

Net Assets – 100.0%			$311,614,803

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $46,204,322 or 14.8% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b)	Rate represents the seven-day yield at September 30, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds – 95.8%		Rate	Maturity	Face Amount	Value

COMMUNICATION SERVICES – 18.9%
Acosta, Inc. (Media)	(a)	7.750%	10/01/2022	$1,075,000	$48,375
Altice France SA (Diversified Telecom. Svs.)	(a)	7.375%	05/01/2026	1,625,000	1,744,372
Altice France SA (Diversified Telecom. Svs.)	(a)	8.125%	02/01/2027	200,000	220,750
Altice Luxembourg SA (Wireless Telecom. Svs.)	(a)	7.625%	02/15/2025	650,000	677,625
AMC Networks, Inc. (Media)		5.000%	04/01/2024	600,000	618,000
AMC Networks, Inc. (Media)		4.750%	08/01/2025	225,000	232,031
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	152,438
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	225,000	229,500
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	2,325,000	2,377,312
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.875%	05/01/2027	400,000	423,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	671,937
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	175,000	186,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	975,000	988,406
CSC Holdings LLC (Media)	(a)	5.125%	12/15/2021	525,000	525,105
CSC Holdings LLC (Media)	(a)	5.375%	07/15/2023	375,000	384,844
CSC Holdings LLC (Media)		5.250%	06/01/2024	825,000	886,875
CSC Holdings LLC (Media)	(a)	7.750%	07/15/2025	525,000	564,480
CSC Holdings LLC (Media)	(a)	6.625%	10/15/2025	300,000	321,090
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	1,100,000	1,163,129
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	550,000	619,382
CSC Holdings LLC (Media)	(a)	5.750%	01/15/2030	200,000	209,024
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	200,000	209,750
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	5.375%	08/15/2026	325,000	337,188
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	6.625%	08/15/2027	400,000	414,420
DISH DBS Corp. (Media)		5.875%	11/15/2024	575,000	569,969
DISH DBS Corp. (Media)		7.750%	07/01/2026	825,000	840,675
Entercom Media Corp. (Media)	(a)	7.250%	11/01/2024	575,000	595,125
Entercom Media Corp. (Media)	(a)	6.500%	05/01/2027	275,000	287,375
Gray Television, Inc. (Media)	(a)	5.125%	10/15/2024	250,000	259,063
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	825,000	858,000
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	41,769	45,111
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	975,707	1,053,764
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	200,000	208,000
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)		5.500%	08/01/2023	500,000	466,450
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(a)	8.500%	10/15/2024	375,000	377,696
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(a)	9.750%	07/15/2025	350,000	365,575
Match Group, Inc. (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	675,000	700,312
Nexstar Broadcasting, Inc. (Media)		5.875%	11/15/2022	350,000	357,875
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	08/01/2024	1,025,000	1,066,871
Nexstar Escrow, Inc. (Media)	(a)	5.625%	07/15/2027	200,000	209,500
Rackspace Hosting, Inc. (Interactive Media & Svs.)	(a)	8.625%	11/15/2024	900,000	827,910
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	300,000	304,500
Sinclair Television Group, Inc. (Media)	(a)	5.625%	08/01/2024	700,000	720,125
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	400,000	418,500
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	250,000	251,250
Sirius XM Radio, Inc. (Media)	(a)	4.625%	05/15/2023	425,000	433,118
Sirius XM Radio, Inc. (Media)	(a)	4.625%	07/15/2024	225,000	233,287
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	75,000	77,719
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	725,000	761,148
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	250,000	257,863
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	850,000	926,670
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	06/15/2024	100,000	107,780
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	1,675,000	1,842,500
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	325,000	358,719
TEGNA, Inc. (Media)		6.375%	10/15/2023	475,000	489,844
TEGNA, Inc. (Media)	(a)	5.000%	09/15/2029	450,000	455,062
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	1,000,000	1,047,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	325,000	337,126
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	125,000	129,495
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.125%	04/15/2025	675,000	698,625
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2026	325,000	349,437
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.375%	04/15/2027	200,000	215,000
Urban One, Inc. (Media)	(a)	7.375%	04/15/2022	175,000	170,625
Virgin Media Finance PLC (Media)	(a)	6.000%	10/15/2024	800,000	824,000
Virgin Media Finance PLC (Media)	(a)	5.750%	01/15/2025	600,000	618,000
Virgin Media Secured Finance PLC (Media)	(a)	5.250%	01/15/2026	425,000	436,687
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	600,000	625,500
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	775,000	808,906

					37,193,665

CONSUMER DISCRETIONARY – 11.1%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	10/15/2025	1,550,000	1,601,150
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	900,000	731,250
American Axle & Manufacturing, Inc. (Auto Components)		6.500%	04/01/2027	1,025,000	975,031
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		5.125%	01/15/2024	175,000	180,688
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	175,000	180,688
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		4.750%	06/01/2026	375,000	386,250
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	575,000	596,562
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.375%	04/01/2026	525,000	556,500
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.000%	08/15/2026	100,000	105,491

`	28	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	$800,000	$817,920
Dana Financing Luxembourg SARL (Auto Components)	(a)	6.500%	06/01/2026	875,000	923,125
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)		6.000%	04/01/2025	500,000	526,250
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)		6.000%	09/15/2026	200,000	219,000
Gates Global LLC / Gates Global Co. (Auto Components)	(a)	6.000%	07/15/2022	789,000	786,041
Goodyear Tire & Rubber Co. / The (Auto Components)		5.125%	11/15/2023	50,000	50,625
Goodyear Tire & Rubber Co. / The (Auto Components)		5.000%	05/31/2026	375,000	379,612
Goodyear Tire & Rubber Co. / The (Auto Components)		4.875%	03/15/2027	300,000	295,830
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.875%	05/15/2026	275,000	290,538
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		5.125%	05/01/2026	525,000	551,250
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	4.875%	01/15/2030	150,000	158,378
IHO Verwaltungs GmbH (Auto Components)	(a)(b)	4.750%, 5.500% PIK	09/15/2026	775,000	759,500
IHO Verwaltungs GmbH (Auto Components)	(a)(b)	6.000%, 6.750% PIK	05/15/2027	400,000	405,000
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	375,000	388,125
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.250%	06/01/2026	300,000	317,550
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	525,000	546,656
MGM Resorts International (Hotels, Restaurants & Leisure)		5.750%	06/15/2025	500,000	550,625
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	1,075,000	1,120,827
Michaels Stores, Inc. (Specialty Retail)	(a)	8.000%	07/15/2027	400,000	400,500
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	700,000	670,250
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (Auto Components)	(a)	6.250%	05/15/2026	125,000	131,563
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (Auto Components)	(a)	8.500%	05/15/2027	1,200,000	1,215,000
Party City Holdings, Inc. (Specialty Retail)	(a)	6.125%	08/15/2023	700,000	711,375
Party City Holdings, Inc. (Specialty Retail)	(a)	6.625%	08/01/2026	475,000	470,250
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	875,000	932,951
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC (Hotels, Restaurants & Leisure) .	(a)	7.000%	07/15/2026	875,000	931,875
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	725,000	735,730
Sugarhouse HSP Gaming Prop. Mezz. LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2025	375,000	368,437
Viking Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	05/15/2025	50,000	52,250
Viking Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.875%	09/15/2027	25,000	26,490
VOC Escrow Ltd. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/15/2028	325,000	335,595
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	75,000	80,250
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	04/15/2026	325,000	340,437
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	77,344

					21,880,759

CONSUMER STAPLES – 3.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		6.625%	06/15/2024	875,000	916,563
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		5.750%	03/15/2025	825,000	849,750
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	150,000	158,766
B&G Foods, Inc. (Food Products)		5.250%	04/01/2025	650,000	663,813
Energizer Holdings, Inc. (Household Products)	(a)	5.500%	06/15/2025	125,000	129,416
Energizer Holdings, Inc. (Household Products)	(a)	6.375%	07/15/2026	100,000	107,114
Energizer Holdings, Inc. (Household Products)	(a)	7.750%	01/15/2027	450,000	501,390
First Quality Finance Co., Inc. (Personal Products)	(a)	5.000%	07/01/2025	50,000	51,625
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	06/01/2024	75,000	76,594
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	10/15/2027	300,000	315,000
Post Holdings, Inc. (Food Products)	(a)	5.000%	08/15/2026	1,425,000	1,477,867
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	550,000	583,110
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	5.875%	06/15/2024	825,000	849,750

					6,680,758

ENERGY – 12.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	09/15/2024	675,000	607,297
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	75,000	62,436
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	550,000	456,500
Apergy Corp. (Energy Equip. & Svs.)		6.375%	05/01/2026	100,000	99,250
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	500,000	530,605
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	200,000	167,000
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	325,000	311,188
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.125%	10/01/2024	539,000	530,915
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	225,000	219,566
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	450,000	440,820
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	349,125
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		7.000%	06/30/2024	150,000	172,313
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		5.875%	03/31/2025	350,000	389,375
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		5.250%	10/01/2025	900,000	936,225
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	10/01/2029	275,000	281,703
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		8.000%	01/15/2025	50,000	36,125
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		8.000%	06/15/2027	1,025,000	689,312

29	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

ENERGY (continued)
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	$725,000	$668,885
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	875,000	880,451
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	1,250,000	1,265,625
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	225,000	239,063
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)		8.500%	11/01/2021	1,025,000	1,048,062
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.000%	11/29/2024	550,000	210,375
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.000%	10/15/2024	250,000	180,838
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/15/2025	275,000	195,250
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	01/15/2026	125,000	87,500
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	08/01/2024	1,075,000	1,122,031
Jagged Peak Energy LLC (Oil, Gas & Consumable Fuels)		5.875%	05/01/2026	350,000	350,875
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2023	475,000	416,812
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	875,000	924,219
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	625,000	582,812
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.250%	05/01/2026	75,000	60,750
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.250%	08/15/2025	175,000	177,574
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2027	300,000	309,750
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	275,000	274,313
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	225,000	221,648
Precision Drilling Corp. (Energy Equip. & Svs.)		6.500%	12/15/2021	16,054	15,733
Precision Drilling Corp. (Energy Equip. & Svs.)		7.750%	12/15/2023	425,000	412,866
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	100,000	92,500
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	75,000	69,564
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.625%	03/01/2026	400,000	344,000
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	600,000	495,000
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	375,000	255,469
SESI LLC (Energy Equip. & Svs.)		7.750%	09/15/2024	1,000,000	575,000
Shelf Drilling Holdings Ltd. (Oil, Gas & Consumable Fuels)	(a)	8.250%	02/15/2025	575,000	488,750
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	175,000	157,063
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2025	100,000	85,730
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	350,000	306,250
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	21,500
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	12/01/2025	425,000	420,741
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	950,000	866,875
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	350,000	295,470
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2026	75,000	78,275
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/15/2028	350,000	371,437
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	150,000	151,313
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/15/2026	150,000	158,438
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	700,000	723,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/15/2027	25,000	27,277
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	600,000	606,780
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	125,000	120,313
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	850,000	881,875
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	6.875%	09/01/2027	100,000	103,250
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/15/2022	150,000	10,688
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.125%	04/15/2025	400,000	32,000
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	425,000	327,250
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2026	325,000	219,375
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.250%	10/15/2027	100,000	100,750

					24,311,745

FINANCIALS – 6.5%
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	8.125%	02/15/2024	100,000	107,750
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	7.000%	11/15/2025	875,000	815,762
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	10.125%	08/01/2026	100,000	104,500
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	475,000	532,010
AmWINS Group, Inc. (Insurance)	(a)	7.750%	07/01/2026	675,000	725,625
Ardonagh Midco 3 PLC (Insurance)	(a)	8.625%	07/15/2023	300,000	289,500
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	775,000	775,000
Atotech Alpha 2 BV (Diversified Financial Svs.)	(a)(b)	8.750%, 9.500% PIK	06/01/2023	325,000	323,375
Atotech Alpha 3 BV / Alpha U.S. Bidco, Inc. (Diversified Financial Svs.)	(a)	6.250%	02/01/2025	900,000	904,500
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	125,000	128,438
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	2,050,000	2,108,937
Navient Corp. (Consumer Finance)		6.125%	03/25/2024	175,000	181,508
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	800,000	806,000
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	180,469
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	125,000	127,850
NFP Corp. (Insurance)	(a)	6.875%	07/15/2025	950,000	942,875
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.750%	05/01/2025	1,075,000	1,108,594
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	375,000	387,000
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	6.250%	05/15/2026	200,000	214,498

30	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

FINANCIALS (continued)
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	8.250%	11/15/2026	$975,000	$1,076,156
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	950,000	964,231

					12,804,578

HEALTH CARE – 15.7%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		5.625%	02/15/2023	750,000	764,062
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	400,000	416,000
Air Medical Group Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	05/15/2023	900,000	783,000
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	6.000%	10/01/2024	125,000	133,941
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	9.000%	10/01/2025	975,000	1,095,656
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	625,000	701,438
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	03/01/2023	70,000	70,875
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.000%	03/15/2024	225,000	236,466
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	1,000,000	1,037,500
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	200,000	209,270
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	9.000%	12/15/2025	525,000	589,313
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.750%	08/15/2027	175,000	189,145
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.250%	05/30/2029	650,000	709,995
Centene Corp. (Health Care Providers & Svs.)	(a)	5.375%	06/01/2026	425,000	445,188
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	5.500%	04/01/2026	225,000	239,339
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	02/01/2022	375,000	284,531
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.250%	03/31/2023	600,000	596,010
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.625%	01/15/2024	50,000	51,625
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.000%	03/15/2026	200,000	199,500
Eagle Holding Co. II LLC (Health Care Providers & Svs.)	(a)(b)	7.625%, 8.375% PIK	05/15/2022	50,000	50,375
Eagle Holding Co. II LLC (Health Care Providers & Svs.)	(a)(b)	7.750%, 8.500% PIK	05/15/2022	350,000	352,625
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	07/15/2023	200,000	122,670
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	02/01/2025	1,225,000	719,688
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	8.750%	10/15/2026	750,000	457,500
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	302,500
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	375,000	409,521
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	900,000	983,250
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	650,000	726,700
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	100,000	109,870
HCA, Inc. (Health Care Providers & Svs.)		5.625%	09/01/2028	425,000	473,578
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/01/2029	375,000	419,531
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)	(a)	4.375%	09/15/2027	75,000	76,676
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	300,000	314,250
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	05/15/2027	300,000	314,250
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (Health Care Providers & Svs.)	(a)	6.375%	08/01/2023	1,750,000	1,809,062
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.625%	10/15/2023	1,275,000	420,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.500%	04/15/2025	400,000	118,120
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2027	325,000	322,540
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	7.125%	06/01/2024	1,550,000	1,427,937
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA (Health Care Equip. & Supplies)	(a)	6.625%	05/15/2022	1,225,000	1,196,457
Polaris Intermediate Corp. (Health Care Providers & Svs.)	(a)(b)	8.500%, 9.250% PIK	12/01/2022	375,000	318,750
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.375%	12/15/2021	600,000	603,000
Prestige Brands, Inc. (Pharmaceuticals)	(a)	6.375%	03/01/2024	1,300,000	1,352,000
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	700,000	748,930
Sotera Health Holdings LLC (Health Care Equip. & Supplies)	(a)	6.500%	05/15/2023	725,000	740,406
Sotera Health Topco, Inc. (Health Care Equip. & Supplies)	(a)(b)	8.125%, 8.875% PIK	11/01/2021	1,175,000	1,176,469
Surgery Center Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.750%	07/01/2025	625,000	560,938
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	1,725,000	1,191,975
Teleflex, Inc. (Health Care Equip. & Supplies)		5.250%	06/15/2024	275,000	283,250
Teleflex, Inc. (Health Care Equip. & Supplies)		4.625%	11/15/2027	175,000	182,656
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	925,000	971,416
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	125,000	128,466
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	05/01/2025	650,000	658,970
Tenet Healthcare Corp. (Health Care Providers & Svs.)		7.000%	08/01/2025	125,000	127,031
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.875%	01/01/2026	300,000	307,875
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	11/01/2027	325,000	335,839
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	125,000	134,063
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	5.375%	08/15/2026	225,000	240,143
West Street Merger Sub, Inc. (Life Sciences Tools & Svs.)	(a)	6.375%	09/01/2025	1,075,000	989,000

					30,931,881

INDUSTRIALS – 9.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	150,000	158,438
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,175,000	1,224,491
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.750%	12/15/2023	50,000	51,500
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.875%	05/15/2026	975,000	1,021,312
Amsted Industries, Inc. (Machinery)	(a)	5.625%	07/01/2027	175,000	184,625
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	4.500%	11/15/2026	100,000	100,750
Colfax Corp. (Machinery)	(a)	6.375%	02/15/2026	125,000	134,492
Core & Main LP (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	675,000	673,313
Cornerstone Building Brands, Inc. (Building Products)	(a)	8.000%	04/15/2026	750,000	737,812
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	6.875%	08/15/2026	225,000	245,250
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	10.250%	02/15/2027	1,050,000	1,161,562

31	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

INDUSTRIALS (continued)
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.750%	05/15/2025	$650,000	$667,615
Hillman Group, Inc. / The (Building Products)	(a)	6.375%	07/15/2022	625,000	585,938
IAA, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	06/15/2027	100,000	105,500
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	125,000	123,281
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.000%	04/15/2022	550,000	551,540
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.500%	02/15/2024	1,500,000	1,620,600
Resideo Funding, Inc. (Building Products)	(a)	6.125%	11/01/2026	250,000	263,750
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	225,000	225,000
Standard Industries, Inc. / NJ (Building Products)	(a)	6.000%	10/15/2025	150,000	157,269
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	1,500,000	1,545,000
Tervita Corp. (Commercial Svs. & Supplies)	(a)	7.625%	12/01/2021	475,000	482,719
Titan Acquisition Ltd. / Titan Co-Borrower LLC (Machinery)	(a)	7.750%	04/15/2026	475,000	445,313
TransDigm U.K. Holdings PLC (Aerospace & Defense)		6.875%	05/15/2026	275,000	295,625
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	500,000	515,625
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	350,000	363,125
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	575,000	617,406
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	893,562
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	175,000	171,500
Trident TPI Holdings, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	612,500
United Rentals North America, Inc. (Trading Companies & Distributors)		5.875%	09/15/2026	100,000	106,630
United Rentals North America, Inc. (Trading Companies & Distributors)		6.500%	12/15/2026	250,000	272,375
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	350,000	371,000
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	525,000	546,000
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	104,813
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	350,000	352,188
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	06/15/2024	600,000	619,500

					18,308,919

INFORMATION TECHNOLOGY – 5.1%
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		6.000%	12/01/2025	175,000	193,375
Banff Merger Sub, Inc. (IT Svs.)	(a)	9.750%	09/01/2026	800,000	763,600
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.500%	12/01/2024	475,000	522,975
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	150,000	153,015
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	950,000	1,002,725
Gartner, Inc. (IT Svs.)	(a)	5.125%	04/01/2025	200,000	209,250
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	150,000	157,687
Infor U.S., Inc. (Software)		6.500%	05/15/2022	1,375,000	1,397,344
Informatica LLC (Software)	(a)	7.125%	07/15/2023	1,100,000	1,119,250
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	231,187
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.750%	09/01/2027	275,000	284,625
Nuance Communications, Inc. (Software)		6.000%	07/01/2024	125,000	130,625
Nuance Communications, Inc. (Software)		5.625%	12/15/2026	550,000	581,625
Qorvo, Inc. (Semiconductors & Equip.)	(a)	4.375%	10/15/2029	250,000	251,719
Riverbed Technology, Inc. (Communications Equip.)	(a)	8.875%	03/01/2023	425,000	229,500
RP Crown Parent LLC (Software)	(a)	7.375%	10/15/2024	1,075,000	1,118,000
Sophia LP / Sophia Finance, Inc. (Software)	(a)	9.000%	09/30/2023	325,000	332,719
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	675,000	705,392
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.625%	10/01/2025	400,000	400,000
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		4.750%	02/15/2026	300,000	308,625

					10,093,238

MATERIALS – 9.7%
ARD Finance SA (Containers & Packaging)	(b)	7.125%, 7.875% PIK	09/15/2023	1,250,000	1,287,500
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	02/15/2025	250,000	261,400
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	275,000	278,438
Berry Global, Inc. (Containers & Packaging)		5.500%	05/15/2022	850,000	861,687
Berry Global, Inc. (Containers & Packaging)		6.000%	10/15/2022	75,000	76,031
Berry Global, Inc. (Containers & Packaging)	(a)	4.875%	07/15/2026	475,000	490,984
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	275,000	284,625
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	325,000	328,218
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	625,000	598,437
Coeur Mining, Inc. (Metals & Mining)		5.875%	06/01/2024	500,000	500,000
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	900,000	886,500
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	450,000	470,813
Element Solutions, Inc. (Chemicals)	(a)	5.875%	12/01/2025	450,000	470,970
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	1,400,000	1,276,940
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	675,000	619,312
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	650,000	654,875
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	225,000	224,156
Freeport-McMoRan, Inc. (Metals & Mining)		5.250%	09/01/2029	225,000	224,390
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	625,000	593,750
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	157,500
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	325,000	320,938
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.250%	01/15/2023	225,000	232,313
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.625%	01/15/2025	475,000	481,531
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	775,000	775,488
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	300,000	309,315
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	1,750,000	1,654,275
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	225,000	238,781
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	179,375

32	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

MATERIALS (continued)
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	$600,000	$636,000
PQ Corp. (Chemicals)	(a)	5.750%	12/15/2025	125,000	128,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Containers & Packaging)	(a)	7.000%	07/15/2024	900,000	932,625
Standard Industries Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,200,000	1,242,360
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC (Chemicals)	(a)	8.000%	10/01/2026	750,000	748,125
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	250,000	256,575
Trivium Packaging Finance BV (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	210,240
Trivium Packaging Finance BV (Containers & Packaging)	(a)	8.500%	08/15/2027	200,000	216,250

					19,109,467

REAL ESTATE – 0.1%
Ryman Hospitality Properties, Inc. (Equity REIT)	(a)	4.750%	10/15/2027	150,000	154,319

UTILITIES – 3.7%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	850,000	932,067
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	100,000	107,750
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	675,000	691,875
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	150,000	155,250
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	200,000	170,000
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	425,000	359,656
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	06/15/2023	375,000	315,937
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.250%	05/15/2026	750,000	821,437
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	01/15/2027	250,000	270,838
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/15/2029	125,000	134,413
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	425,000	433,500
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	613,212
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	4.250%	01/31/2023	75,000	76,500
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	6.625%	06/15/2025	150,000	158,102
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	1,125,000	1,170,000
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	235,395
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.625%	02/15/2027	350,000	368,263
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	375,000	386,130

					7,400,325

Total Corporate Bonds (Cost $191,434,855)					$188,869,654

Common Stocks – 0.1%			Shares	Value

COMMUNICATION SERVICES – 0.0%
iHeartMedia, Inc. Class A (Media)	(c	)	7,387	$110,805

MATERIALS – 0.1%
Hexion Holdings Corp. Class B (Chemicals)	(c	)	10,888	122,490

Total Common Stocks (Cost $498,023)				$233,295

Money Market Funds – 3.0%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(d	)	5,806,181	$5,806,761

Total Money Market Funds (Cost $5,806,761)				$5,806,761

Total Investments – 98.9% (Cost $197,739,639)	(e	)		$194,909,710
Other Assets in Excess of Liabilities – 1.1%				2,236,739

Net Assets – 100.0%				$197,146,449

Percentages are stated as a percent of net assets.

Abbreviations:

PIK:   Payment-in-Kind

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2019, the value of these securities totaled $121,707,849, or 61.7% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Non-income producing security.
(d)	Rate represents the seven-day yield at September 30, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 99.2%		Shares	Value

COMMUNICATION SERVICES – 21.3%
Activision Blizzard, Inc. (Entertainment)		30,211	$ 1,598,766
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	10,928	13,344,618
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	12,421	15,141,199
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	11,094	1,140,019
Charter Communications, Inc. Class A (Media)	(a)	8,723	3,594,923
Comcast Corp. Class A (Media)		178,643	8,053,226
Electronic Arts, Inc. (Entertainment)	(a)	11,608	1,135,495
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	86,189	15,348,537
Fox Corp. Class A (Media)		13,592	428,624
Fox Corp. Class B (Media)		10,357	326,660
Liberty Global PLC Class A (Media)	(a)	8,048	199,188
Liberty Global PLC Class C (Media)	(a)	20,240	481,510
NetEase, Inc. – ADR (Entertainment)		2,874	765,001
Netflix, Inc. (Entertainment)	(a)	17,245	4,615,107
Sirius XM Holdings, Inc. (Media)		175,253	1,096,207
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,458	558,766
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	33,655	2,651,004

			70,478,850

CONSUMER DISCRETIONARY – 15.8%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	17,559	30,480,844
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,674	3,285,409
Ctrip.com International Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	19,181	561,811
Dollar Tree, Inc. (Multiline Retail)	(a)	9,317	1,063,629
eBay, Inc. (Internet & Direct Marketing Retail)		33,037	1,287,782
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5,389	724,336
Hasbro, Inc. (Leisure Products)		4,970	589,889
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	36,443	1,028,057
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,841	932,038
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		12,972	1,613,328
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	1,958	1,079,308
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	3,014	1,201,109
Ross Stores, Inc. (Specialty Retail)		14,365	1,577,995
Starbucks Corp. (Hotels, Restaurants & Leisure)		47,148	4,168,826
Tesla, Inc. (Automobiles)	(a)	7,055	1,699,338
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,318	581,007
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		4,240	460,973

			52,335,679

CONSUMER STAPLES – 6.1%
Costco Wholesale Corp. (Food & Staples Retailing)		17,322	4,990,641
Kraft Heinz Co. / The (Food Products)		48,048	1,342,221
Mondelez International, Inc. Class A (Food Products)		56,803	3,142,342
Monster Beverage Corp. (Beverages)	(a)	21,461	1,246,026
PepsiCo, Inc. (Beverages)		55,070	7,550,097
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		35,570	1,967,377

			20,238,704

FINANCIALS – 0.3%
Willis Towers Watson PLC (Insurance)		5,081	980,480

HEALTH CARE – 7.4%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	8,831	864,908
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,148	569,536
Amgen, Inc. (Biotechnology)		23,620	4,570,706
Biogen, Inc. (Biotechnology)	(a)	7,264	1,691,204
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	7,067	476,316

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
Celgene Corp. (Biotechnology)	(a)	27,915	$ 2,771,960
Cerner Corp. (Health Care Technology)		12,540	854,852
Gilead Sciences, Inc. (Biotechnology)		49,894	3,162,282
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	5,846	371,221
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,391	922,115
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	5,790	1,761,434
Incyte Corp. (Biotechnology)	(a)	8,471	628,802
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,539	2,450,742
Mylan N.V. (Pharmaceuticals)	(a)	20,315	401,831
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	4,253	1,179,782
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	10,124	1,715,208

			24,392,899

INDUSTRIALS – 2.4%
American Airlines Group, Inc. (Airlines)		17,535	472,919
Cintas Corp. (Commercial Svs. & Supplies)		4,037	1,082,320
CSX Corp. (Road & Rail)		31,437	2,177,641
Fastenal Co. (Trading Companies & Distributors)		22,585	737,852
J.B. Hunt Transport Services, Inc. (Road & Rail)		4,205	465,283
PACCAR, Inc. (Machinery)		13,641	955,006
United Airlines Holdings, Inc. (Airlines)	(a)	10,119	894,621
Verisk Analytics, Inc. (Professional Svs.)		6,440	1,018,422

			7,804,064

INFORMATION TECHNOLOGY – 45.5%
Adobe, Inc. (Software)	(a)	19,121	5,282,176
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	42,756	1,239,496
Analog Devices, Inc. (Semiconductors & Equip.)		14,549	1,625,560
Apple, Inc. (Tech. Hardware, Storage & Periph.)		160,395	35,923,668
Applied Materials, Inc. (Semiconductors & Equip.)		36,383	1,815,512
ASML Holding N.V. (Semiconductors & Equip.)		2,861	710,730
Autodesk, Inc. (Software)	(a)	8,650	1,277,605
Automatic Data Processing, Inc. (IT Svs.)		17,092	2,758,991
Broadcom, Inc. (Semiconductors & Equip.)		15,679	4,328,502
Cadence Design Systems, Inc. (Software)	(a)	11,021	728,268
Check Point Software Technologies Ltd. (Software)	(a)	5,996	656,562
Cisco Systems, Inc. (Communications Equip.)		168,606	8,330,822
Citrix Systems, Inc. (Software)		5,163	498,333
Cognizant Technology Solutions Corp. Class A (IT Svs.)		21,752	1,310,884
Fiserv, Inc. (IT Svs.)	(a)	26,772	2,773,311
Intel Corp. (Semiconductors & Equip.)		174,484	8,991,160
Intuit, Inc. (Software)		10,244	2,724,289
KLA-Tencor Corp. (Semiconductors & Equip.)		6,272	1,000,070
Lam Research Corp. (Semiconductors & Equip.)		5,693	1,315,709
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		10,683	618,653
Microchip Technology, Inc. (Semiconductors & Equip.)		9,375	871,031
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	43,475	1,862,904
Microsoft Corp. (Software)		270,990	37,675,740
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		9,369	491,966
NVIDIA Corp. (Semiconductors & Equip.)		23,987	4,175,417
NXP Semiconductors N.V. (Semiconductors & Equip.)		12,946	1,412,667
Paychex, Inc. (IT Svs.)		14,154	1,171,527
PayPal Holdings, Inc. (IT Svs.)	(a)	46,347	4,801,086
QUALCOMM, Inc. (Semiconductors & Equip.)		47,881	3,652,363
Skyworks Solutions, Inc. (Semiconductors & Equip.)		6,772	536,681
Symantec Corp. (Software)		24,343	575,225
Synopsys, Inc. (Software)	(a)	5,920	812,520

34	(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
Texas Instruments, Inc. (Semiconductors & Equip.)		36,771	$4,752,284
VeriSign, Inc. (IT Svs.)	(a)	4,663	879,582
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		11,659	695,343
Workday, Inc. Class A (Software)	(a)	6,460	1,097,942
Xilinx, Inc. (Semiconductors & Equip.)		9,957	954,876

			150,329,455

UTILITIES – 0.4%
Xcel Energy, Inc. (Electric Utilities)		20,283	1,316,164

Total Common Stocks (Cost $258,938,175)			$327,876,295

U.S. Treasury Obligations – 0.0%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	0.000%	12/19/2019	$ 80,000	$79,695
U.S. Treasury Bill	0.000%	03/19/2020	80,000	79,318

Total U.S. Treasury Obligations (Cost $159,012)				$159,013

Money Market Funds – 0.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(b)	1,863,976	$1,864,162

Total Money Market Funds (Cost $1,864,161)			$1,864,162

Total Investments – 99.8% (Cost $260,961,348)	(c)		$329,899,470
Other Assets in Excess of Liabilities – 0.2%	(d)		596,704

Net Assets – 100.0%			$330,496,174

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:  American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $114,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2019 (Unaudited)

					Unrealized	Variation Margin
	Number of		Notional		Appreciation	Receivable
Description	contracts	Expiration Date	Amount	Value	(Depreciation)	(Payable)
CME E-mini Nasdaq-100 Index - Long	15	December 20, 2019	$2,363,505	$2,331,150	$(32,355)	$(20,775)

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 98.7%			Shares	Value

COMMUNICATION SERVICES – 10.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a	)	4,055	$4,951,723
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a	)	5,041	6,144,979
AMC Networks, Inc. Class A (Media)	(a	)	25,969	1,276,636
AT&T, Inc. (Diversified Telecom. Svs.)			89,082	3,370,863
CenturyLink, Inc. (Diversified Telecom. Svs.)			34,171	426,454
Comcast Corp. Class A (Media)			32,348	1,458,248
Discovery, Inc. Class A (Media)	(a	)	13,690	364,565
Electronic Arts, Inc. (Entertainment)	(a	)	2,467	241,322
Facebook, Inc. Class A (Interactive Media & Svs.)	(a	)	44,922	7,999,710
Interpublic Group of Cos., Inc. / The (Media)			115,715	2,494,815
Live Nation Entertainment, Inc. (Entertainment)	(a	)	3,521	233,583
Netflix, Inc. (Entertainment)	(a	)	5,575	1,491,981
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a	)	21,720	574,494
Sinclair Broadcast Group, Inc. Class A (Media)			10,123	432,657
Spotify Technology SA (Entertainment)	(a	)	1,929	219,906
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)			38,141	984,038
United States Cellular Corp. (Wireless Telecom. Svs.)	(a	)	13,298	499,739
Verizon Communications, Inc. (Diversified Telecom. Svs.)			75,398	4,551,023
Viacom, Inc. Class A (Entertainment)			13,362	350,886
Viacom, Inc. Class B (Entertainment)			73,298	1,761,351
Walt Disney Co. / The (Entertainment)			9,313	1,213,670
Yelp, Inc. (Interactive Media & Svs.)	(a	)	11,293	392,432
Zynga, Inc. Class A (Entertainment)	(a	)	83,268	484,620

				41,919,695

CONSUMER DISCRETIONARY – 9.4%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a	)	2,347	392,489
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	8,372	14,533,039
AutoZone, Inc. (Specialty Retail)	(a	)	703	762,488
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)			13,614	326,055
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)			1,659	147,585
D.R. Horton, Inc. (Household Durables)			8,574	451,936
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)			19,995	2,363,809
Dollar General Corp. (Multiline Retail)			9,789	1,555,864
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)			251	61,392
Ford Motor Co. (Automobiles)			158,212	1,449,222
frontdoor, Inc. (Diversified Consumer Svs.)	(a	)	3,030	147,167
Garmin Ltd. (Household Durables)			1,867	158,116
Gentex Corp. (Auto Components)			3,072	84,588
Goodyear Tire & Rubber Co. / The (Auto Components)			44,944	647,418
H&R Block, Inc. (Diversified Consumer Svs.)			17,037	402,414
Home Depot, Inc. / The (Specialty Retail)			24,398	5,660,824
International Game Technology PLC (Hotels, Restaurants & Leisure)			11,762	167,138
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a	)	5,458	1,050,829
McDonald’s Corp. (Hotels, Restaurants & Leisure)			20,624	4,428,179
Melco Resorts & Entertainment Ltd. – ADR (Hotels, Restaurants & Leisure)			8,957	173,855
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)			18,885	1,773,679
Ross Stores, Inc. (Specialty Retail)			9,551	1,049,177
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)			2,353	254,901

Common Stocks (Continued)			Shares	Value

CONSUMER DISCRETIONARY (continued)
Target Corp. (Multiline Retail)			5,932	$634,190
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)			7,345	385,759
Tractor Supply Co. (Specialty Retail)			3,292	297,728

				39,359,841

CONSUMER STAPLES – 7.3%
Altria Group, Inc. (Tobacco)			58,615	2,397,353
Anheuser-Busch InBev SA / N.V. – ADR (Beverages)			1,423	135,398
Church & Dwight Co., Inc. (Household Products)			23,639	1,778,598
Clorox Co. / The (Household Products)			514	78,061
Coca-Cola Co. / The (Beverages)			28,940	1,575,494
Costco Wholesale Corp. (Food & Staples Retailing)			10,425	3,003,547
Estee Lauder Cos., Inc. / The Class A (Personal Products)			7,063	1,405,184
General Mills, Inc. (Food Products)			27,753	1,529,745
Hershey Co. / The (Food Products)			22,410	3,473,326
Kimberly-Clark Corp. (Household Products)			11,376	1,615,961
Molson Coors Brewing Co. Class B (Beverages)			590	33,925
Monster Beverage Corp. (Beverages)	(a	)	6,976	405,027
PepsiCo, Inc. (Beverages)			16,640	2,281,344
Performance Food Group Co. (Food & Staples Retailing)	(a	)	8,071	371,347
Philip Morris International, Inc. (Tobacco)			19,735	1,498,479
Procter & Gamble Co. / The (Household Products)			39,054	4,857,537
Walmart, Inc. (Food & Staples Retailing)			35,411	4,202,577

				30,642,903

ENERGY – 4.1%
Baker Hughes, a GE Co. (Energy Equip. & Svs.)			6,937	160,938
Chevron Corp. (Oil, Gas & Consumable Fuels)			17,475	2,072,535
ConocoPhillips (Oil, Gas & Consumable Fuels)			37,886	2,158,744
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a	)	6,217	191,421
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)			26,969	2,001,639
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)			77,147	5,447,350
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)			8,113	492,865
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)			16,894	144,444
Phillips 66 (Oil, Gas & Consumable Fuels)			13,841	1,417,318
Transocean Ltd. (Energy Equip. & Svs.)	(a	)	72,544	324,272
Valero Energy Corp. (Oil, Gas & Consumable Fuels)			9,245	788,044
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)			82,136	1,976,192

				17,175,762

FINANCIALS – 13.3%
Aflac, Inc. (Insurance)			9,197	481,187
Allstate Corp. / The (Insurance)			1,272	138,241
Ally Financial, Inc. (Consumer Finance)			23,041	764,039
American Express Co. (Consumer Finance)			31,018	3,668,809
Arthur J. Gallagher & Co. (Insurance)			15,056	1,348,566
Bank of America Corp. (Banks)			117,086	3,415,399
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a	)	43,334	9,014,339
Capital One Financial Corp. (Consumer Finance)			12,971	1,180,102
Charles Schwab Corp. / The (Capital Markets)			39,087	1,635,009
Chubb Ltd. (Insurance)			4,265	688,542
Cincinnati Financial Corp. (Insurance)			15,700	1,831,719
Citigroup, Inc. (Banks)			4,677	323,087

36	(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)			Shares	Value

FINANCIALS (continued)
Citizens Financial Group, Inc. (Banks)			21,322	$754,159
CME Group, Inc. (Capital Markets)			9,722	2,054,647
Comerica, Inc. (Banks)			1,973	130,198
Cullen / Frost Bankers, Inc. (Banks)			6,406	567,251
Discover Financial Services (Consumer Finance)			7,027	569,819
Evercore, Inc. Class A (Capital Markets)			3,220	257,922
FactSet Research Systems, Inc. (Capital Markets)			289	70,218
First American Financial Corp. (Insurance)			17,695	1,044,182
First Citizens BancShares, Inc. Class A (Banks)			450	212,197
First Hawaiian, Inc. (Banks)			21,998	587,347
First Horizon National Corp. (Banks)			22,621	366,460
Globe Life, Inc. (Insurance)			20,426	1,955,994
Intercontinental Exchange, Inc. (Capital Markets)			27,384	2,526,722
Invesco Ltd. (Capital Markets)			1,032	17,482
JPMorgan Chase & Co. (Banks)			45,134	5,311,820
MetLife, Inc. (Insurance)			25,835	1,218,379
Morgan Stanley (Capital Markets)			64,055	2,733,227
PNC Financial Services Group, Inc. / The (Banks)			6,107	855,957
Progressive Corp. / The (Insurance)			7,248	559,908
Prudential Financial, Inc. (Insurance)			25,023	2,250,819
SunTrust Banks, Inc. (Banks)			3,700	254,560
TD Ameritrade Holding Corp. (Capital Markets)			28,993	1,353,973
Texas Capital Bancshares, Inc. (Banks)	(a	)	1,041	56,891
U.S. Bancorp (Banks)			26,058	1,442,050
Unum Group (Insurance)			27,795	826,067
W.R. Berkley Corp. (Insurance)			2,996	216,401
Wells Fargo & Co. (Banks)			52,654	2,655,868
Western Alliance Bancorp (Banks)			3,297	151,926

				55,491,483

HEALTH CARE – 13.5%
AbbVie, Inc. (Biotechnology)			35,904	2,718,651
AmerisourceBergen Corp. (Health Care Providers & Svs.)			17,421	1,434,271
Amgen, Inc. (Biotechnology)			6,679	1,292,453
Anthem, Inc. (Health Care Providers & Svs.)			6,989	1,678,059
Biogen, Inc. (Biotechnology)	(a	)	6,262	1,457,919
Bristol-Myers Squibb Co. (Pharmaceuticals)			52,369	2,655,632
Celgene Corp. (Biotechnology)	(a	)	11,822	1,173,925
Cigna Corp. (Health Care Providers & Svs.)			12,214	1,853,963
CVS Health Corp. (Health Care Providers & Svs.)			42,536	2,682,745
Danaher Corp. (Health Care Equip. & Supplies)			21,041	3,038,952
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a	)	252	55,417
Eli Lilly & Co. (Pharmaceuticals)			15,657	1,750,922
Gilead Sciences, Inc. (Biotechnology)			91,077	5,772,460
Hologic, Inc. (Health Care Equip. & Supplies)	(a	)	25,779	1,301,582
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a	)	2,821	767,115
Johnson & Johnson (Pharmaceuticals)			56,469	7,305,959
Medtronic PLC (Health Care Equip. & Supplies)			1,065	115,680
Merck & Co., Inc. (Pharmaceuticals)			10,203	858,889
Penumbra, Inc. (Health Care Equip. & Supplies)	(a	)	317	42,633
Pfizer, Inc. (Pharmaceuticals)			67,510	2,425,634
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a	)	3,359	931,787
Stryker Corp. (Health Care Equip. & Supplies)			20,718	4,481,303
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)			2,204	641,959
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			20,131	4,374,869
Veeva Systems, Inc. Class A (Health Care Technology)	(a	)	12,480	1,905,571

Common Stocks (Continued)			Shares	Value

HEALTH CARE (continued)
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a	)	4,388	$743,415
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a	)	639	165,610
Zoetis, Inc. (Pharmaceuticals)			20,168	2,512,731

				56,140,106

INDUSTRIALS – 9.8%
3M Co. (Industrial Conglomerates)			4,679	769,228
ADT, Inc. (Commercial Svs. & Supplies)			6,719	42,128
Alaska Air Group, Inc. (Airlines)			4,592	298,067
Allegion PLC (Building Products)			31,150	3,228,697
Allison Transmission Holdings, Inc. (Machinery)			1,431	67,329
AMETEK, Inc. (Electrical Equip.)			36,123	3,316,814
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a	)	2,067	69,306
Boeing Co. / The (Aerospace & Defense)			4,850	1,845,279
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)			19,555	1,657,873
CSX Corp. (Road & Rail)			13,023	902,103
Cummins, Inc. (Machinery)			3,555	578,292
Delta Air Lines, Inc. (Airlines)			4,308	248,141
Fluor Corp. (Construction & Engineering)			6,859	131,213
GATX Corp. (Trading Companies & Distributors)			19,276	1,494,468
Generac Holdings, Inc. (Electrical Equip.)	(a	)	5,759	451,160
General Dynamics Corp. (Aerospace & Defense)			978	178,710
HEICO Corp. (Aerospace & Defense)			2,502	312,450
Honeywell International, Inc. (Industrial Conglomerates)			10,176	1,721,779
IDEX Corp. (Machinery)			7,195	1,179,117
Landstar System, Inc. (Road & Rail)			3,122	351,475
Lockheed Martin Corp. (Aerospace & Defense)			15,659	6,107,949
Lyft, Inc. Class A (Road & Rail)	(a	)	11,537	471,171
MasTec, Inc. (Construction & Engineering)	(a	)	7,528	488,793
Northrop Grumman Corp. (Aerospace & Defense)			5,159	1,933,542
Oshkosh Corp. (Machinery)			21,129	1,601,578
PACCAR, Inc. (Machinery)			70,010	4,901,400
Raytheon Co. (Aerospace & Defense)			4,666	915,423
Resideo Technologies, Inc. (Building Products)	(a	)	24,016	344,630
Robert Half International, Inc. (Professional Svs.)			20,736	1,154,166
Roper Technologies, Inc. (Industrial Conglomerates)			6,352	2,265,123
Teledyne Technologies, Inc. (Aerospace & Defense)	(a	)	3,454	1,112,153
Waste Management, Inc. (Commercial Svs. & Supplies)			5,630	647,450

				40,787,007

INFORMATION TECHNOLOGY – 22.2%
Accenture PLC Class A (IT Svs.)			1,228	236,206
Adobe, Inc. (Software)	(a	)	9,473	2,616,916
Amdocs Ltd. (IT Svs.)			9,129	603,518
Apple, Inc. (Tech. Hardware, Storage & Periph.)			74,272	16,634,700
Applied Materials, Inc. (Semiconductors & Equip.)			63,308	3,159,069
Automatic Data Processing, Inc. (IT Svs.)			34,888	5,631,621
Broadcom, Inc. (Semiconductors & Equip.)			1,084	299,260
CDW Corp. (Electronic Equip., Instr. & Comp.)			2,580	317,959
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a	)	6,491	347,788
Cisco Systems, Inc. (Communications Equip.)			111,868	5,527,398
GoDaddy, Inc. Class A (IT Svs.)	(a	)	2,219	146,410
HP, Inc. (Tech. Hardware, Storage & Periph.)			62,748	1,187,192
Intel Corp. (Semiconductors & Equip.)			86,092	4,436,321

37	(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)			Shares	Value

INFORMATION TECHNOLOGY (continued)
International Business Machines Corp. (IT Svs.)			2,329	$338,683
Intuit, Inc. (Software)			8,180	2,175,389
Lam Research Corp. (Semiconductors & Equip.)			2,548	588,868
Manhattan Associates, Inc. (Software)	(a	)	1,335	107,695
Mastercard, Inc. Class A (IT Svs.)			31,645	8,593,833
Microsoft Corp. (Software)			147,168	20,460,767
National Instruments Corp. (Electronic Equip., Instr. & Comp.)			30,151	1,266,041
NVIDIA Corp. (Semiconductors & Equip.)			17,887	3,113,590
Paychex, Inc. (IT Svs.)			40,135	3,321,974
QUALCOMM, Inc. (Semiconductors & Equip.)			12,379	944,270
salesforce.com, Inc. (Software)	(a	)	24,662	3,660,827
ServiceNow, Inc. (Software)	(a	)	2,651	672,956
Square, Inc. Class A (IT Svs.)	(a	)	5,079	314,644
Texas Instruments, Inc. (Semiconductors & Equip.)			20,343	2,629,129
Visa, Inc. (IT Svs.)			18,912	3,253,053

				92,586,077

MATERIALS – 2.2%
Air Products & Chemicals, Inc. (Chemicals)			11,363	2,520,995
Alcoa Corp. (Metals & Mining)	(a	)	10,627	213,284
Barrick Gold Corp. (Metals & Mining)			8,657	150,026
CF Industries Holdings, Inc. (Chemicals)			8,958	440,733
Domtar Corp. (Paper & Forest Products)			20,497	733,997
Ecolab, Inc. (Chemicals)			14,342	2,840,290
Freeport-McMoRan, Inc. (Metals & Mining)			39,251	375,632
PPG Industries, Inc. (Chemicals)			1,162	137,709
Steel Dynamics, Inc. (Metals & Mining)			6,339	188,902
Summit Materials, Inc. Class A (Construction Materials)	(a	)	20,429	453,524
Westrock Co. (Containers & Packaging)			31,106	1,133,814

				9,188,906

Common Stocks (Continued)			Shares	Value

REAL ESTATE – 2.8%
American Tower Corp. (Equity REIT)			3,385	$748,525
Boston Properties, Inc. (Equity REIT)			3,168	410,763
Brandywine Realty Trust (Equity REIT)			4,095	62,039
Host Hotels & Resorts, Inc. (Equity REIT)			53,248	920,658
Invitation Homes, Inc. (Equity REIT)			51,224	1,516,742
Outfront Media, Inc. (Equity REIT)			15,697	436,063
Park Hotels & Resorts, Inc. (Equity REIT)			35,842	894,975
Prologis, Inc. (Equity REIT)			26,503	2,258,586
Regency Centers Corp. (Equity REIT)			1,717	119,314
SBA Communications Corp. (Equity REIT)			4,521	1,090,239
Simon Property Group, Inc. (Equity REIT)			21,091	3,282,814
SL Green Realty Corp. (Equity REIT)			904	73,902

				11,814,620

UTILITIES – 4.0%
American Water Works Co., Inc. (Water Utilities)			13,535	1,681,453
Consolidated Edison, Inc. (Multi-Utilities)			14,266	1,347,709
DTE Energy Co. (Multi-Utilities)			36,921	4,909,016
OGE Energy Corp. (Electric Utilities)			60,129	2,728,654
Southwest Gas Holdings, Inc. (Gas Utilities)			11,700	1,065,168
Xcel Energy, Inc. (Electric Utilities)			77,768	5,046,366

				16,778,366

Total Common Stocks (Cost $396,399,212)				$411,884,766

Money Market Funds – 1.3%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(b	)	5,460,617	$5,461,163

Total Money Market Funds (Cost $5,461,104)				$5,461,163

Total Investments – 100.0% (Cost $401,860,316)	(c	)		$417,345,929
Other Assets in Excess of Liabilities – 0.0%	(d	)		182,347

Net Assets – 100.0%				$417,528,276

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $252,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	40	December 20, 2019	$6,014,352	$5,957,000	$(57,352)	$(33,895)

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 96.6%			Shares	Value

COMMUNICATION SERVICES – 2.9%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a	)	1,355	$88,224
Boingo Wireless, Inc. (Wireless Telecom. Svs.)	(a	)	36,861	409,157
Cardlytics, Inc. (Media)	(a	)	3,469	116,281
Care.com, Inc. (Interactive Media & Svs.)	(a	)	9,866	103,100
Cargurus, Inc. (Interactive Media & Svs.)	(a	)	28,653	886,810
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)			18,478	1,018,138
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a	)	6,450	137,643
Glu Mobile, Inc. (Entertainment)	(a	)	46,895	234,006
Gogo, Inc. (Wireless Telecom. Svs.)	(a	)	12,254	73,892
Gray Television, Inc. (Media)	(a	)	23,750	387,600
IDT Corp. Class B (Diversified Telecom. Svs.)	(a	)	6,073	63,949
MSG Networks, Inc. Class A (Media)	(a	)	16,601	269,268
Ooma, Inc. (Diversified Telecom. Svs.)	(a	)	7,140	74,256
QuinStreet, Inc. (Interactive Media & Svs.)	(a	)	26,782	337,185
TechTarget, Inc. (Media)	(a	)	3,534	79,603
Travelzoo (Interactive Media & Svs.)	(a	)	1,141	12,197
TrueCar, Inc. (Interactive Media & Svs.)	(a	)	22,630	76,942
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a	)	5,758	65,066
Yelp, Inc. (Interactive Media & Svs.)	(a	)	32,665	1,135,109

				5,568,426

CONSUMER DISCRETIONARY – 13.3%
1-800-Flowers.com, Inc. Class A (Internet & Direct Marketing Retail)	(a	)	22,938	339,368
Aaron’s, Inc. (Specialty Retail)			19,439	1,249,150
American Eagle Outfitters, Inc. (Specialty Retail)			14,488	234,995
America’s Car-Mart, Inc. (Specialty Retail)	(a	)	1,848	169,462
Asbury Automotive Group, Inc. (Specialty Retail)	(a	)	12,134	1,241,672
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)			12,542	487,131
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)			19,461	368,397
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)			27,415	656,589
Brinker International, Inc. (Hotels, Restaurants & Leisure)			12,046	514,003
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)			2,873	119,747
Chegg, Inc. (Diversified Consumer Svs.)	(a	)	18,864	564,977
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)			17,343	2,141,080
Chuy’s Holdings, Inc. (Hotels, Restaurants & Leisure)	(a	)	27,348	677,136
Cooper-Standard Holdings, Inc. (Auto Components)	(a	)	3,453	141,159
Core-Mark Holding Co., Inc. (Distributors)			23,389	751,138
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)			2,969	482,908
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a	)	17,023	472,558
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a	)	3,069	452,248
Denny’s Corp. (Hotels, Restaurants & Leisure)	(a	)	41,901	953,876
Dorman Products, Inc. (Auto Components)	(a	)	1,867	148,501
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)	(a	)	12,130	483,623
Etsy, Inc. (Internet & Direct Marketing Retail)	(a	)	2,701	152,606
Fox Factory Holding Corp. (Auto Components)	(a	)	2,301	143,214
GoPro, Inc. Class A (Household Durables)	(a	)	61,236	317,509
Helen of Troy Ltd. (Household Durables)	(a	)	7,786	1,227,541
Hudson Ltd. Class A (Specialty Retail)	(a	)	29,685	364,235
iRobot Corp. (Household Durables)	(a	)	1,622	100,029
K12, Inc. (Diversified Consumer Svs.)	(a	)	18,802	496,373
KB Home (Household Durables)			5,787	196,758
La-Z-Boy, Inc. (Household Durables)			985	33,086
LCI Industries (Auto Components)			3,217	295,481
LGI Homes, Inc. (Household Durables)	(a	)	11,117	926,268
Lithia Motors, Inc. Class A (Specialty Retail)			6,529	864,309
Malibu Boats, Inc. Class A (Leisure Products)	(a	)	11,586	355,458
MDC Holdings, Inc. (Household Durables)			18,348	790,799

Common Stocks (Continued)			Shares	Value

CONSUMER DISCRETIONARY (continued)
OneSpaWorld Holdings Ltd. (Diversified Consumer Svs.)	(a	)	49,489	$768,564
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)			6,333	454,076
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a	)	4,461	258,158
Rubicon Project, Inc. / The (Internet & Direct Marketing Retail)	(a	)	9,559	83,259
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)			1,694	34,583
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a	)	9,319	189,642
Sonos, Inc. (Household Durables)	(a	)	4,175	55,987
Standard Motor Products, Inc. (Auto Components)			2,770	134,484
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)			35,442	1,268,469
Stitch Fix, Inc. Class A (Internet & Direct Marketing Retail)	(a	)	11,630	223,877
Strategic Education, Inc. (Diversified Consumer Svs.)			1,987	269,994
Target Hospitality Corp. (Hotels, Restaurants & Leisure)	(a	)	23,811	162,153
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)			39,907	2,095,916
TopBuild Corp. (Household Durables)	(a	)	11,995	1,156,678

				26,069,224

CONSUMER STAPLES – 4.0%
BJ’s Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a	)	5,248	135,766
Boston Beer Co., Inc. / The Class A (Beverages)	(a	)	1,415	515,173
Calavo Growers, Inc. (Food Products)			3,360	319,805
Freshpet, Inc. (Food Products)	(a	)	13,202	657,063
J&J Snack Foods Corp. (Food Products)			9,785	1,878,720
John B Sanfilippo & Son, Inc. (Food Products)			5,372	518,935
Medifast, Inc. (Personal Products)			8,259	855,880
Performance Food Group Co. (Food & Staples Retailing)	(a	)	44,341	2,040,129
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a	)	8,800	170,192
Turning Point Brands, Inc. (Tobacco)			4,762	109,812
USANA Health Sciences, Inc. (Personal Products)	(a	)	907	62,030
Vector Group Ltd. (Tobacco)			43,251	515,114

				7,778,619

ENERGY – 0.6%
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)			31,209	182,260
Liberty Oilfield Services, Inc. Class A (Energy Equip. & Svs.)			61,113	661,854
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a	)	9,977	90,691
Smart Sand, Inc. (Energy Equip. & Svs.)	(a	)	47,289	133,828

				1,068,633

FINANCIALS – 4.9%
Ares Management Corp. Class A (Capital Markets)			8,911	238,904
Artisan Partners Asset Management, Inc. Class A (Capital Markets)			11,808	333,458
BankFinancial Corp. (Banks)			5,622	66,902
Cohen & Steers, Inc. (Capital Markets)			19,941	1,095,359
eHealth, Inc. (Insurance)	(a	)	1,276	85,224
Enova International, Inc. (Consumer Finance)	(a	)	3,325	68,994
Essent Group Ltd. (Thrifts & Mortgage Finance)			26,682	1,271,931
Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)			881	71,942
First Financial Bankshares, Inc. (Banks)			3,228	107,589
First Savings Financial Group, Inc. (Banks)			2,205	139,356
FirstCash, Inc. (Consumer Finance)			4,941	452,941
Focus Financial Partners, Inc. Class A (Capital Markets)	(a	)	9,231	219,698

39	(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)			Shares	Value

FINANCIALS (continued)
Glacier Bancorp, Inc. (Banks)			1,006	$40,703
Green Dot Corp. Class A (Consumer Finance)	(a	)	13,473	340,193
Hamilton Lane, Inc. Class A (Capital Markets)			7,133	406,296
Houlihan Lokey, Inc. (Capital Markets)			1,294	58,359
Independent Bank Group, Inc. (Banks)			1,665	87,596
Kinsale Capital Group, Inc. (Insurance)			10,287	1,062,750
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a	)	184	57,119
Main Street Capital Corp. (Capital Markets)			110	4,753
Moelis & Co. Class A (Capital Markets)			11,129	365,588
NMI Holdings, Inc. Class A (Thrifts & Mortgage Finance)	(a	)	4,242	111,395
Palomar Holdings, Inc. (Insurance)	(a	)	8,985	354,189
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)			1,100	8,118
TriState Capital Holdings, Inc. (Banks)	(a	)	86,446	1,818,824
United Community Financial Corp. (Thrifts & Mortgage Finance)			9,541	102,852
West Bancorporation, Inc. (Banks)			3,649	79,329
Wintrust Financial Corp. (Banks)			8,951	578,503

				9,628,865

HEALTH CARE – 25.9%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a	)	1,320	66,528
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a	)	25,720	925,663
Acceleron Pharma, Inc. (Biotechnology)	(a	)	8,774	346,661
Accuray, Inc. (Health Care Equip. & Supplies)	(a	)	4,004	11,091
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a	)	816	25,214
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	20,787	399,526
Agenus, Inc. (Biotechnology)	(a	)	128,389	331,244
Aimmune Therapeutics, Inc. (Biotechnology)	(a	)	5,844	122,373
Akcea Therapeutics, Inc. (Biotechnology)	(a	)	2,274	34,997
Akebia Therapeutics, Inc. (Biotechnology)	(a	)	52,455	205,624
Alder Biopharmaceuticals, Inc. (Biotechnology)	(a	)	14,324	270,151
Alector, Inc. (Biotechnology)	(a	)	7,528	108,554
Allakos, Inc. (Biotechnology)	(a	)	2,517	197,912
Allogene Therapeutics, Inc. (Biotechnology)	(a	)	4,516	123,084
Amarin Corp. PLC – ADR (Biotechnology)	(a	)	20,111	304,883
Amedisys, Inc. (Health Care Providers & Svs.)	(a	)	2,591	339,447
Amicus Therapeutics, Inc. (Biotechnology)	(a	)	35,768	286,859
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a	)	34,737	1,999,462
Amneal Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	9,017	26,149
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	16,443	326,065
AnaptysBio, Inc. (Biotechnology)	(a	)	867	30,336
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	3,722	271,259
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a	)	6,871	165,522
Arcus Biosciences, Inc. (Biotechnology)	(a	)	8,261	75,175
Arena Pharmaceuticals, Inc. (Biotechnology)	(a	)	2,752	125,959
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a	)	19,362	545,621
Arvinas, Inc. (Pharmaceuticals)	(a	)	2,154	46,419
Atara Biotherapeutics, Inc. (Biotechnology)	(a	)	5,726	80,851
Athersys, Inc. (Biotechnology)	(a	)	60,257	80,142
AtriCure, Inc. (Health Care Equip. & Supplies)	(a	)	21,088	525,935
Atrion Corp. (Health Care Equip. & Supplies)			203	158,172
Audentes Therapeutics, Inc. (Biotechnology)	(a	)	14,445	405,760
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a	)	2,869	119,695
Blueprint Medicines Corp. (Biotechnology)	(a	)	6,124	449,930
Calithera Biosciences, Inc. (Biotechnology)	(a	)	9,213	28,468
Cara Therapeutics, Inc. (Pharmaceuticals)	(a	)	8,301	151,742
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a	)	6,388	303,558
Castlight Health, Inc. Class B (Health Care
Technology)	(a	)	39,467	55,648
ChemoCentryx, Inc. (Biotechnology)	(a	)	28,259	191,596
Clovis Oncology, Inc. (Biotechnology)	(a	)	10,816	42,507
Coherus Biosciences, Inc. (Biotechnology)	(a	)	21,546	436,522
CONMED Corp. (Health Care Equip. & Supplies)			3,452	331,910

Common Stocks (Continued)			Shares	Value

HEALTH CARE (continued)
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a	)	15,043	$212,633
CorVel Corp. (Health Care Providers & Svs.)	(a	)	3,837	290,461
Corvus Pharmaceuticals, Inc. (Biotechnology)	(a	)	3,100	9,331
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a	)	2,601	39,119
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a	)	12,334	418,616
Denali Therapeutics, Inc. (Biotechnology)	(a	)	8,753	134,096
Dermira, Inc. (Pharmaceuticals)	(a	)	21,384	136,644
Dynavax Technologies Corp. (Biotechnology)	(a	)	56,145	200,718
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a	)	3,486	197,203
Editas Medicine, Inc. (Biotechnology)	(a	)	8,930	203,068
Emergent BioSolutions, Inc. (Biotechnology)	(a	)	3,695	193,175
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a	)	404	24,272
Endo International PLC (Pharmaceuticals)	(a	)	35,295	113,297
Ensign Group, Inc. / The (Health Care Providers & Svs.)			6,434	305,165
Epizyme, Inc. (Biotechnology)	(a	)	5,308	54,752
Esperion Therapeutics, Inc. (Biotechnology)	(a	)	4,046	148,326
Evolent Health, Inc. Class A (Health Care Technology)	(a	)	26,979	193,979
Fate Therapeutics, Inc. (Biotechnology)	(a	)	29,022	450,712
FibroGen, Inc. (Biotechnology)	(a	)	22,360	826,873
Flexion Therapeutics, Inc. (Biotechnology)	(a	)	10,954	150,125
GenMark Diagnostics, Inc. (Health Care Equip. & Supplies)	(a	)	47,045	285,093
Genomic Health, Inc. (Biotechnology)	(a	)	5,291	358,836
Glaukos Corp. (Health Care Equip. & Supplies)	(a	)	5,421	338,867
Global Blood Therapeutics, Inc. (Biotechnology)	(a	)	18,235	884,762
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a	)	8,203	419,337
Gossamer Bio, Inc. (Biotechnology)	(a	)	4,355	73,120
Haemonetics Corp. (Health Care Equip. & Supplies)	(a	)	2,331	294,032
Halozyme Therapeutics, Inc. (Biotechnology)	(a	)	52,384	812,476
Health Catalyst, Inc. (Health Care Technology)	(a	)	768	24,300
HealthEquity, Inc. (Health Care Providers & Svs.)	(a	)	25,341	1,448,111
HealthStream, Inc. (Health Care Technology)	(a	)	8,056	208,570
HMS Holdings Corp. (Health Care Technology)	(a	)	18,296	630,572
Horizon Therapeutics PLC (Pharmaceuticals)	(a	)	9,969	271,456
Immunomedics, Inc. (Biotechnology)	(a	)	17,503	232,090
Innoviva, Inc. (Pharmaceuticals)	(a	)	12,873	135,681
Inogen, Inc. (Health Care Equip. & Supplies)	(a	)	13,713	656,990
Inovalon Holdings, Inc. Class A (Health Care Technology)	(a	)	25,733	421,764
Insmed, Inc. (Biotechnology)	(a	)	19,531	344,527
Inspire Medical Systems, Inc. (Health Care Technology)	(a	)	6,025	367,645
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a	)	5,063	382,560
Intellia Therapeutics, Inc. (Biotechnology)	(a	)	8,824	117,800
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a	)	11,138	739,118
Intersect ENT, Inc. (Pharmaceuticals)	(a	)	5,606	95,358
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a	)	40,567	303,035
Intrexon Corp. (Biotechnology)	(a	)	15,818	90,479
Invitae Corp. (Biotechnology)	(a	)	20,447	394,014
Iovance Biotherapeutics, Inc. (Biotechnology)	(a	)	8,909	162,144
iRadimed Corp. (Health Care Equip. & Supplies)	(a	)	4,808	101,064
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a	)	9,197	681,590
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a	)	73,403	630,165
Joint Corp. / The (Health Care Providers & Svs.)	(a	)	5,943	110,599
KalVista Pharmaceuticals, Inc. (Biotechnology)	(a	)	3,078	35,705
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)			5,048	172,541
LHC Group, Inc. (Health Care Providers & Svs.)	(a	)	5,017	569,731
Livongo Health, Inc. (Health Care Technology)	(a	)	5,680	99,059
MacroGenics, Inc. (Biotechnology)	(a	)	8,789	112,148

40	(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)			Shares	Value

HEALTH CARE (continued)
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a	)	569	$49,059
Medicines Co. / The (Biotechnology)	(a	)	12,684	634,200
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a	)	10,238	860,402
MeiraGTx Holdings PLC (Biotechnology)	(a	)	1,192	19,012
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a	)	10,544	321,170
Mirati Therapeutics, Inc. (Biotechnology)	(a	)	6,550	510,310
Myriad Genetics, Inc. (Biotechnology)	(a	)	2,927	83,800
NanoString Technologies, Inc. (Life Sciences Tools & Svs.)	(a	)	7,675	165,703
Natera, Inc. (Biotechnology)	(a	)	20,770	681,256
National Research Corp. (Health Care Providers & Svs.)			1,956	112,959
Neogen Corp. (Health Care Equip. & Supplies)	(a	)	12,734	867,313
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a	)	17,764	339,648
Nevro Corp. (Health Care Equip. & Supplies)	(a	)	2,320	199,450
NextGen Healthcare, Inc. (Health Care Technology)	(a	)	8,538	133,790
NGM Biopharmaceuticals, Inc. (Pharmaceuticals)	(a	)	24,645	341,333
Novocure Ltd. (Health Care Equip. & Supplies)	(a	)	23,171	1,732,727
NuVasive, Inc. (Health Care Equip. & Supplies)	(a	)	5,719	362,470
Omeros Corp. (Pharmaceuticals)	(a	)	9,141	149,273
Omnicell, Inc. (Health Care Technology)	(a	)	19,717	1,424,948
Pacira BioSciences, Inc. (Pharmaceuticals)	(a	)	12,390	471,687
PetIQ, Inc. (Health Care Providers & Svs.)	(a	)	8,300	226,258
Phibro Animal Health Corp. Class A (Pharmaceuticals)			4,888	104,261
Phreesia, Inc. (Health Care Technology)	(a	)	6,977	169,122
Portola Pharmaceuticals, Inc. (Biotechnology)	(a	)	26,827	719,500
Precision BioSciences, Inc. (Biotechnology)	(a	)	8,717	73,136
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a	)	1,373	47,629
Principia Biopharma, Inc. (Biotechnology)	(a	)	8,348	235,748
PTC Therapeutics, Inc. (Biotechnology)	(a	)	5,091	172,178
Puma Biotechnology, Inc. (Biotechnology)	(a	)	19,032	204,879
Quotient Ltd. (Health Care Equip. & Supplies)	(a	)	74,941	582,292
Ra Pharmaceuticals, Inc. (Biotechnology)	(a	)	16,033	379,180
Radius Health, Inc. (Biotechnology)	(a	)	13,550	348,912
Reata Pharmaceuticals, Inc. Class A (Pharmaceuticals)	(a	)	5,166	414,778
Recro Pharma, Inc. (Biotechnology)	(a	)	3,321	36,797
REGENXBIO, Inc. (Biotechnology)	(a	)	1,826	65,006
Repligen Corp. (Biotechnology)	(a	)	6,515	499,635
Retrophin, Inc. (Biotechnology)	(a	)	10,392	120,443
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a	)	60,790	113,677
RTI Surgical Holdings, Inc. (Health Care Equip. & Supplies)	(a	)	21,514	61,315
Sage Therapeutics, Inc. (Biotechnology)	(a	)	361	50,645
Sangamo Therapeutics, Inc. (Biotechnology)	(a	)	5,737	51,920
Select Medical Holdings Corp. (Health Care Providers & Svs.)	(a	)	14,947	247,672
Seres Therapeutics, Inc. (Biotechnology)	(a	)	22,788	91,380
SI-BONE, Inc. (Health Care Equip. & Supplies)	(a	)	8,320	147,014
SmileDirectClub, Inc. (Health Care Equip. & Supplies)	(a	)	22,871	317,449
Spark Therapeutics, Inc. (Biotechnology)	(a	)	4,018	389,666
Spectrum Pharmaceuticals, Inc. (Biotechnology)	(a	)	13,585	112,688
Stemline Therapeutics, Inc. (Biotechnology)	(a	)	6,478	67,436
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	4,569	125,556
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a	)	8,401	447,017
Tabula Rasa HealthCare, Inc. (Health Care Technology)	(a	)	3,179	174,654
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a	)	3,864	163,524
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a	)	10,523	620,647
Teladoc Health, Inc. (Health Care Technology)	(a	)	17,763	1,202,910
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a	)	11,235	248,518

Common Stocks (Continued)			Shares	Value

HEALTH CARE (continued)
Theravance Biopharma, Inc. (Pharmaceuticals)	(a	)	6,507	$126,756
Tocagen, Inc. (Biotechnology)	(a	)	5,869	3,888
Turning Point Therapeutics, Inc. (Biotechnology)	(a	)	6,325	237,820
Twist Bioscience Corp. (Biotechnology)	(a	)	4,664	111,376
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)			9,002	1,175,211
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a	)	11,038	472,206
UNITY Biotechnology, Inc. (Biotechnology)	(a	)	7,381	45,024
Vanda Pharmaceuticals, Inc. (Biotechnology)	(a	)	4,097	54,408
Veracyte, Inc. (Biotechnology)	(a	)	19,226	461,424
Vocera Communications, Inc. (Health Care Technology)	(a	)	20,173	497,264
Xencor, Inc. (Biotechnology)	(a	)	14,313	482,777
Xeris Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	6,297	61,900
Zogenix, Inc. (Pharmaceuticals)	(a	)	1,582	63,343

				50,669,467

INDUSTRIALS – 19.4%
Advanced Drainage Systems, Inc. (Building Products)			33,488	1,080,658
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a	)	11,696	590,765
Albany International Corp. Class A (Machinery)			7,216	650,595
Apogee Enterprises, Inc. (Building Products)			6,338	247,119
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)			16,923	961,226
ASGN, Inc. (Professional Svs.)	(a	)	8,767	551,094
Atkore International Group, Inc. (Electrical Equip.)	(a	)	7,274	220,766
Axon Enterprise, Inc. (Aerospace & Defense)	(a	)	2,124	120,601
BMC Stock Holdings, Inc. (Trading Companies & Distributors)	(a	)	9,917	259,627
Builders FirstSource, Inc. (Building Products)	(a	)	33,557	690,435
Comfort Systems U.S.A., Inc. (Construction & Engineering)			36,684	1,622,533
Continental Building Products, Inc. (Building Products)	(a	)	35,757	975,809
Covenant Transportation Group, Inc. Class A (Road & Rail)	(a	)	6,504	106,926
CSW Industrials, Inc. (Building Products)			2,798	193,146
Dycom Industries, Inc. (Construction & Engineering)	(a	)	14,433	736,805
EMCOR Group, Inc. (Construction & Engineering)			8,570	738,048
EnPro Industries, Inc. (Machinery)			19,299	1,324,876
ESCO Technologies, Inc. (Machinery)			12,099	962,596
Evoqua Water Technologies Corp. (Machinery)	(a	)	23,061	392,498
Federal Signal Corp. (Machinery)			9,136	299,113
Forrester Research, Inc. (Professional Svs.)			6,769	217,556
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a	)	48,833	756,423
Franklin Covey Co. (Professional Svs.)	(a	)	297	10,395
Generac Holdings, Inc. (Electrical Equip.)	(a	)	32,117	2,516,046
H&E Equipment Services, Inc. (Trading Companies & Distributors)			8,101	233,795
Herc Holdings, Inc. (Trading Companies & Distributors)	(a	)	1,775	82,555
Hillenbrand, Inc. (Machinery)			27,277	842,314
Hub Group, Inc. Class A (Air Freight & Logistics)	(a	)	1,237	57,520
Insperity, Inc. (Professional Svs.)			23,063	2,274,473
John Bean Technologies Corp. (Machinery)			10,307	1,024,825
Kforce, Inc. (Professional Svs.)			20,786	786,438
Landstar System, Inc. (Road & Rail)			4,643	522,709
Marten Transport Ltd. (Road & Rail)			45,145	938,113
MasTec, Inc. (Construction & Engineering)	(a	)	15,807	1,026,349
McGrath RentCorp (Commercial Svs. & Supplies)			14,679	1,021,512
Mercury Systems, Inc. (Aerospace & Defense)	(a	)	6,152	499,358
Meritor, Inc. (Machinery)	(a	)	8,643	159,895
Miller Industries, Inc. (Machinery)			4,975	165,667

41	(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)			Shares	Value

INDUSTRIALS (continued)
Mobile Mini, Inc. (Commercial Svs. & Supplies)			19,952	$735,431
Moog, Inc. Class A (Aerospace & Defense)			1,526	123,789
MSA Safety, Inc. (Commercial Svs. & Supplies)			1,154	125,913
MYR Group, Inc. (Construction & Engineering)	(a	)	3,819	119,497
Navistar International Corp. (Machinery)	(a	)	8,260	232,189
Parsons Corp. (Aerospace & Defense)	(a	)	13,716	452,354
PGT Innovations, Inc. (Building Products)	(a	)	5,277	91,134
Radiant Logistics, Inc. (Air Freight & Logistics)	(a	)	10,231	52,894
RBC Bearings, Inc. (Machinery)	(a	)	911	151,144
Rexnord Corp. (Machinery)	(a	)	9,238	249,888
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)			22,115	853,197
SkyWest, Inc. (Airlines)			9,666	554,828
Steelcase, Inc. Class A (Commercial Svs. & Supplies)			25,871	476,026
Sunrun, Inc. (Electrical Equip.)	(a	)	16,451	274,814
Tetra Tech, Inc. (Commercial Svs. & Supplies)			17,521	1,520,122
Trex Co., Inc. (Building Products)	(a	)	12,012	1,092,251
TriNet Group, Inc. (Professional Svs.)	(a	)	25,591	1,591,504
Triumph Group, Inc. (Aerospace & Defense)			6,103	139,637
Universal Forest Products, Inc. (Building Products)			8,430	336,188
Universal Logistics Holdings, Inc. (Road & Rail)			1,593	37,085
Viad Corp. (Commercial Svs. & Supplies)			20,909	1,404,039
Wabash National Corp. (Machinery)			6,850	99,393
Watts Water Technologies, Inc. Class A (Machinery)			7,850	735,780
Woodward, Inc. (Machinery)			6,078	655,391

				37,965,667

INFORMATION TECHNOLOGY – 17.2%
2U, Inc. (Software)	(a	)	6,390	104,029
A10 Networks, Inc. (Software)	(a	)	9,222	64,001
ACI Worldwide, Inc. (Software)	(a	)	26,554	831,804
Advanced Energy Industries, Inc. (Semiconductors & Equip.)	(a	)	28,957	1,662,421
Alarm.com Holdings, Inc. (Software)	(a	)	13,951	650,675
Ambarella, Inc. (Semiconductors & Equip.)	(a	)	5,796	364,192
Appfolio, Inc. Class A (Software)	(a	)	4,193	398,922
Avalara, Inc. (Software)	(a	)	1,757	118,228
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)			3,208	172,270
Benefitfocus, Inc. (Software)	(a	)	22,499	535,701
Blackbaud, Inc. (Software)			1,629	147,164
Blackline, Inc. (Software)	(a	)	4,928	235,608
Box, Inc. Class A (Software)	(a	)	27,812	460,567
Brooks Automation, Inc. (Semiconductors & Equip.)			2,035	75,356
Calix, Inc. (Communications Equip.)	(a	)	6,233	39,829
Ciena Corp. (Communications Equip.)	(a	)	11,916	467,465
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a	)	14,633	784,036
Cloudflare, Inc. Class A (Software)	(a	)	3,044	56,527
CommVault Systems, Inc. (Software)	(a	)	4,964	221,940
Cornerstone OnDemand, Inc. (Software)	(a	)	26,488	1,452,072
CSG Systems International, Inc. (IT Svs.)			17,243	891,118
Datadog, Inc. Class A (Software)	(a	)	2,206	74,805
Domo, Inc. Class B (Software)	(a	)	7,208	115,184
Endurance International Group Holdings, Inc. (IT Svs.)	(a	)	25,718	96,442
Enphase Energy, Inc. (Semiconductors & Equip.)	(a	)	9,791	217,654
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a	)	5,157	392,396
Everbridge, Inc. (Software)	(a	)	3,209	198,027
EVERTEC, Inc. (IT Svs.)			5,293	165,247
Extreme Networks, Inc. (Communications Equip.)	(a	)	2,100	15,277
Fitbit, Inc. Class A (Electronic Equip., Instr. & Comp.)	(a	)	74,989	285,708
Five9, Inc. (Software)	(a	)	5,799	311,638
Hackett Group, Inc. / The (IT Svs.)			8,456	139,186
Impinj, Inc. (Semiconductors & Equip.)	(a	)	3,000	92,490
Inphi Corp. (Semiconductors & Equip.)	(a	)	6,897	421,062
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a	)	7,103	395,566

Common Stocks (Continued)			Shares	Value

INFORMATION TECHNOLOGY (continued)
International Money Express, Inc. (IT Svs.)	(a	)	18,136	$249,189
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a	)	13,686	1,012,217
j2 Global, Inc. (Software)			15,400	1,398,628
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a	)	7,054	128,982
LivePerson, Inc. (Software)	(a	)	8,464	302,165
ManTech International Corp. Class A (IT Svs.)			3,070	219,229
Medallia, Inc. (Software)	(a	)	1,392	38,183
MobileIron, Inc. (Software)	(a	)	5,010	32,790
Model N, Inc. (Software)	(a	)	22,938	636,759
New Relic, Inc. (Software)	(a	)	753	46,272
NIC, Inc. (IT Svs.)			17,184	354,850
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a	)	18,916	1,921,109
Paylocity Holding Corp. (Software)	(a	)	9,003	878,513
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)			5,658	220,096
Perficient, Inc. (IT Svs.)	(a	)	1,773	68,402
Power Integrations, Inc. (Semiconductors & Equip.)			10,218	924,014
Progress Software Corp. (Software)			7,862	299,228
PROS Holdings, Inc. (Software)	(a	)	18,997	1,132,221
Q2 Holdings, Inc. (Software)	(a	)	13,133	1,035,800
Qualys, Inc. (Software)	(a	)	3,308	249,986
Radware Ltd. (Communications Equip.)	(a	)	5,120	124,211
Rapid7, Inc. (Software)	(a	)	29,154	1,323,300
RingCentral, Inc. Class A (Software)	(a	)	7,554	949,236
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a	)	20,854	669,622
Science Applications International Corp. (IT Svs.)			11,443	999,546
Semtech Corp. (Semiconductors & Equip.)	(a	)	21,195	1,030,289
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a	)	1,411	157,115
Silicon Motion Technology Corp. – ADR (Semiconductors & Equip.)			1,921	67,907
SPS Commerce, Inc. (Software)	(a	)	24,481	1,152,321
SVMK, Inc. (Software)	(a	)	16,236	277,636
Telenav, Inc. (Software)	(a	)	30,193	144,322
TESSCO Technologies, Inc. (Communications Equip.)			4,987	71,663
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a	)	36,102	694,602
TTEC Holdings, Inc. (IT Svs.)			2,775	132,867
Viavi Solutions, Inc. (Communications Equip.)	(a	)	14,313	200,454
WNS Holdings Ltd. – ADR (IT Svs.)	(a	)	11,349	666,754
Workiva, Inc. (Software)	(a	)	7,574	331,968
Yext, Inc. (Software)	(a	)	56,073	891,000

				33,688,053

MATERIALS – 2.1%
Boise Cascade Co. (Paper & Forest Products)			5,307	172,955
Compass Minerals International, Inc. (Metals & Mining)			2,101	118,686
Ingevity Corp. (Chemicals)	(a	)	7,809	662,516
Innospec, Inc. (Chemicals)			6,531	582,173
Kaiser Aluminum Corp. (Metals & Mining)			3,626	358,865
Materion Corp. (Metals & Mining)			10,271	630,229
PolyOne Corp. (Chemicals)			25,120	820,168
Silgan Holdings, Inc. (Containers & Packaging)			12,779	383,817
Venator Materials PLC (Chemicals)	(a	)	187,205	456,780

				4,186,189

REAL ESTATE – 5.5%
EastGroup Properties, Inc. (Equity REIT)			13,263	1,658,140
First Industrial Realty Trust, Inc. (Equity REIT)			49,569	1,960,950
Four Corners Property Trust, Inc. (Equity REIT)			13,453	380,451
Hersha Hospitality Trust (Equity REIT)			7,924	117,909
National Storage Affiliates Trust (Equity REIT)			58,907	1,965,726
NexPoint Residential Trust, Inc. (Equity REIT)			16,566	774,626
Plymouth Industrial REIT, Inc. (Equity REIT)			12,071	221,141
QTS Realty Trust, Inc. Class A (Equity REIT)			15,865	815,620
RLJ Lodging Trust (Equity REIT)			20,841	354,089

42	(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)	Shares	Value

REAL ESTATE (continued)
Ryman Hospitality Properties, Inc. (Equity REIT)	12,371	$1,012,071
Summit Hotel Properties, Inc. (Equity REIT)	123,654	1,434,386

		10,695,109

UTILITIES – 0.8%
American States Water Co. (Water Utilities)	7,547	678,173
California Water Service Group (Water Utilities)	2,462	130,314
Global Water Resources, Inc. (Water Utilities)	622	7,365
PNM Resources, Inc. (Electric Utilities)	13,453	700,632

		1,516,484

Total Common Stocks (Cost $188,784,668)		$188,834,736

Money Market Funds – 1.8%			Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(b	)	3,425,316	$3,425,659

Total Money Market Funds (Cost $3,425,550)				$3,425,659

Total Investments – 98.4% (Cost $192,210,218)	(c	)		$192,260,395
Other Assets in Excess of Liabilities – 1.6%	(d	)		3,180,716

Net Assets – 100.0%				$195,441,111

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $152,750 of cash pledged as collateral for the futures contracts outstanding at September 30, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	47	December 20, 2019	$3,692,569	$3,583,750	$(108,819)	$(5,085)

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 100.0%		Shares	Value

COMMUNICATION SERVICES – 2.4%
AMC Networks, Inc. Class A (Media)	(a)	11,077	$544,545
Cable One, Inc. (Media)		1,259	1,579,667
Cinemark Holdings, Inc. (Entertainment)		26,741	1,033,272
John Wiley & Sons, Inc. Class A (Media)		11,045	485,317
Live Nation Entertainment, Inc. (Entertainment)	(a)	34,883	2,314,138
Meredith Corp. (Media)		10,051	368,470
New York Times Co. / The Class A (Media)		36,053	1,026,790
TEGNA, Inc. (Media)		54,345	843,978
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		24,474	631,429
World Wrestling Entertainment, Inc. Class A (Entertainment)		11,930	848,820
Yelp, Inc. (Interactive Media & Svs.)	(a)	16,213	563,402

			10,239,828

CONSUMER DISCRETIONARY – 12.5%
Aaron’s, Inc. (Specialty Retail)		16,943	1,088,757
Adient PLC (Auto Components)		21,840	501,446
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	13,777	524,766
American Eagle Outfitters, Inc. (Specialty Retail)		39,839	646,189
AutoNation, Inc. (Specialty Retail)	(a)	14,746	747,622
Bed Bath & Beyond, Inc. (Specialty Retail)		32,050	341,012
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		20,072	480,724
Brinker International, Inc. (Hotels, Restaurants & Leisure)		9,406	401,354
Brunswick Corp. (Leisure Products)		21,503	1,120,736
Caesars Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	139,407	1,625,486
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		11,222	1,023,559
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		10,300	429,304
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		8,938	1,103,441
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		6,031	980,942
Dana, Inc. (Auto Components)		36,100	521,284
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	7,244	1,067,476
Delphi Technologies PLC (Auto Components)		21,851	292,803
Dick’s Sporting Goods, Inc. (Specialty Retail)		16,527	674,467
Dillard’s, Inc. Class A (Multiline Retail)		2,562	169,374
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		10,343	2,529,794
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		20,748	1,646,561
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	16,386	653,310
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	30,216	1,707,204
Five Below, Inc. (Specialty Retail)	(a)	13,963	1,760,734
Foot Locker, Inc. (Specialty Retail)		27,517	1,187,634
Gentex Corp. (Auto Components)		63,907	1,759,679
Goodyear Tire & Rubber Co. / The (Auto Components)		58,325	840,172
Graham Holdings Co. Class B (Diversified Consumer Svs.)		1,091	723,824
GrubHub, Inc. (Internet & Direct Marketing Retail)	(a)	22,915	1,288,052
Helen of Troy Ltd. (Household Durables)	(a)	6,298	992,943
International Speedway Corp. Class A (Hotels, Restaurants & Leisure)		5,984	269,340
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		6,478	590,275
KB Home (Household Durables)		21,451	729,334
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		9,717	1,006,778
Mattel, Inc. (Leisure Products)	(a)	86,673	987,205
Murphy U.S.A., Inc. (Specialty Retail)	(a)	7,538	642,991
Ollie’s Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	13,717	804,365

Common Stocks (Continued)		Shares	Value

CONSUMER DISCRETIONARY (continued)
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)		5,501	$287,977
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	27,320	508,835
Polaris Industries, Inc. (Leisure Products)		14,412	1,268,400
Pool Corp. (Distributors)		10,014	2,019,824
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	30,236	450,214
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	13,551	275,763
Service Corp. International (Diversified Consumer Svs.)		45,743	2,186,973
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		19,678	999,446
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	33,550	1,253,093
Sotheby’s (Diversified Consumer Svs.)	(a)	8,185	466,381
Tempur Sealy International, Inc. (Household Durables)	(a)	11,549	891,583
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		16,405	861,591
Thor Industries, Inc. (Automobiles)		13,812	782,312
Toll Brothers, Inc. (Household Durables)		32,407	1,330,307
TRI Pointe Group, Inc. (Household Durables)	(a)	35,685	536,702
Urban Outfitters, Inc. (Specialty Retail)	(a)	17,693	496,996
Visteon Corp. (Auto Components)	(a)	7,012	578,771
W.W. International, Inc. (Diversified Consumer Svs.)	(a)	11,648	440,527
Wendy’s Co. / The (Hotels, Restaurants & Leisure)		46,275	924,575
Williams-Sonoma, Inc. (Specialty Retail)		19,616	1,333,496
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		23,134	1,064,627
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		24,188	1,251,487

			54,070,817

CONSUMER STAPLES – 2.8%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	2,304	838,840
Casey’s General Stores, Inc. (Food & Staples Retailing)		9,223	1,486,379
Edgewell Personal Care Co. (Personal Products)	(a)	13,586	441,409
Energizer Holdings, Inc. (Household Products)		16,073	700,461
Flowers Foods, Inc. (Food Products)		48,280	1,116,716
Hain Celestial Group, Inc. / The (Food Products)	(a)	20,129	432,270
Ingredion, Inc. (Food Products)		16,738	1,368,164
Lancaster Colony Corp. (Food Products)		4,965	688,397
Nu Skin Enterprises, Inc. Class A (Personal Products)		13,933	592,571
Pilgrim’s Pride Corp. (Food Products)	(a)	13,132	420,815
Post Holdings, Inc. (Food Products)	(a)	17,228	1,823,412
Sanderson Farms, Inc. (Food Products)		4,946	748,478
Spectrum Brands Holdings, Inc. (Household Products)		1,587	83,640
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	29,627	572,986
Tootsie Roll Industries, Inc. (Food Products)		4,232	157,177
TreeHouse Foods, Inc. (Food Products)	(a)	14,097	781,679

			12,253,394

ENERGY – 2.2%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		64,839	479,809
Apergy Corp. (Energy Equip. & Svs.)	(a)	19,430	525,582
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	282,886	398,869
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	47,047	341,561
Core Laboratories N.V. (Energy Equip. & Svs.)		11,128	518,787
EQT Corp. (Oil, Gas & Consumable Fuels)		64,088	681,896
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		51,177	744,625

44	(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

ENERGY (continued)
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	27,504	$454,641
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		38,663	854,839
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	72,663	251,414
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	24,815	336,243
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		50,821	434,520
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		25,563	695,058
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	135,782	262,059
Transocean Ltd. (Energy Equip. & Svs.)	(a)	144,254	644,816
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		16,400	655,016
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	105,952	1,122,032

			9,401,767

FINANCIALS – 16.8%
Alleghany Corp. (Insurance)	(a)	3,620	2,887,891
American Financial Group, Inc. (Insurance)		18,725	2,019,491
Associated Banc-Corp. (Banks)		40,676	823,689
BancorpSouth Bank (Banks)		23,499	695,805
Bank of Hawaii Corp. (Banks)		10,190	875,627
Bank OZK (Banks)		30,322	826,881
Brighthouse Financial, Inc. (Insurance)	(a)	27,946	1,130,975
Brown & Brown, Inc. (Insurance)		58,560	2,111,674
Cathay General Bancorp (Banks)		19,020	660,660
CNO Financial Group, Inc. (Insurance)		39,128	619,396
Commerce Bancshares, Inc. (Banks)		24,775	1,502,604
Cullen / Frost Bankers, Inc. (Banks)		14,302	1,266,442
East West Bancorp, Inc. (Banks)		36,508	1,616,939
Eaton Vance Corp. (Capital Markets)		28,355	1,273,990
Evercore, Inc. Class A (Capital Markets)		10,001	801,080
FactSet Research Systems, Inc. (Capital Markets)		9,596	2,331,540
Federated Investors, Inc. Class B (Capital Markets)		24,113	781,502
First American Financial Corp. (Insurance)		28,118	1,659,243
First Financial Bankshares, Inc. (Banks)		34,065	1,135,386
First Horizon National Corp. (Banks)		78,380	1,269,756
FirstCash, Inc. (Consumer Finance)		10,777	987,928
FNB Corp. (Banks)		81,489	939,568
Fulton Financial Corp. (Banks)		41,705	674,787
Genworth Financial, Inc. Class A (Insurance)	(a)	126,249	555,496
Green Dot Corp. Class A (Consumer Finance)	(a)	11,958	301,940
Hancock Whitney Corp. (Banks)		22,753	871,326
Hanover Insurance Group, Inc. / The (Insurance)		9,922	1,344,828
Home BancShares, Inc. (Banks)		39,066	734,245
Interactive Brokers Group, Inc. Class A (Capital Markets)		19,251	1,035,319
International Bancshares Corp. (Banks)		14,493	559,720
Janus Henderson Group PLC (Capital Markets)		39,900	896,154
Jefferies Financial Group, Inc. (Diversified Financial Svs.)		63,300	1,164,720
Kemper Corp. (Insurance)		15,708	1,224,439
Legg Mason, Inc. (Capital Markets)		20,454	781,138
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	1,922	596,646
Mercury General Corp. (Insurance)		6,804	380,208
Navient Corp. (Consumer Finance)		50,878	651,238
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		117,231	1,471,249
Old Republic International Corp. (Insurance)		71,491	1,685,043
PacWest Bancorp (Banks)		29,650	1,077,481
Pinnacle Financial Partners, Inc. (Banks)		18,143	1,029,615
Primerica, Inc. (Insurance)		10,505	1,336,551
Prosperity Bancshares, Inc. (Banks)		17,321	1,223,382
Reinsurance Group of America, Inc. (Insurance)		15,743	2,516,991
RenaissanceRe Holdings Ltd. (Insurance)		11,077	2,142,846
SEI Investments Co. (Capital Markets)		31,821	1,885,553

Common Stocks (Continued)		Shares	Value

FINANCIALS (continued)
Selective Insurance Group, Inc. (Insurance)		14,892	$1,119,729
Signature Bank (Banks)		13,729	1,636,771
SLM Corp. (Consumer Finance)		107,005	944,319
Sterling Bancorp (Banks)		51,470	1,032,488
Stifel Financial Corp. (Capital Markets)		17,454	1,001,511
Synovus Financial Corp. (Banks)		38,709	1,384,234
TCF Financial Corp. (Banks)		38,499	1,465,657
Texas Capital Bancshares, Inc. (Banks)	(a)	12,617	689,519
Trustmark Corp. (Banks)		16,154	551,013
UMB Financial Corp. (Banks)		10,831	699,466
Umpqua Holdings Corp. (Banks)		55,233	909,135
United Bankshares, Inc. (Banks)		25,553	967,692
Valley National Bancorp (Banks)		83,225	904,656
W.R. Berkley Corp. (Insurance)		36,298	2,621,805
Washington Federal, Inc. (Thrifts & Mortgage Finance)		19,916	736,693
Webster Financial Corp. (Banks)		23,117	1,083,494
Wintrust Financial Corp. (Banks)		14,219	918,974

			73,026,138

HEALTH CARE – 9.8%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	22,205	690,131
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	41,802	458,986
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	8,071	1,057,382
Avanos Medical, Inc. (Health Care Equip. & Supplies)	(a)	11,967	448,284
Bio-Rad Laboratories, Inc. Class A (Life
Sciences Tools & Svs.)	(a)	5,391	1,793,801
Bio-Techne Corp. (Life Sciences Tools & Svs.)		9,548	1,868,257
Cantel Medical Corp. (Health Care Equip. & Supplies)		9,219	689,581
Catalent, Inc. (Pharmaceuticals)	(a)	36,628	1,745,690
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	12,243	1,620,606
Chemed Corp. (Health Care Providers & Svs.)		3,994	1,667,775
Covetrus, Inc. (Health Care Providers & Svs.)	(a)	24,437	290,556
Encompass Health Corp. (Health Care Providers & Svs.)		24,744	1,565,800
Exelixis, Inc. (Biotechnology)	(a)	75,980	1,343,706
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	19,226	982,833
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	12,735	1,606,393
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	17,714	1,012,267
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		16,760	1,763,655
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,821	769,432
Integra LifeSciences Holdings Corp. (Health
Care Equip. & Supplies)	(a)	17,808	1,069,727
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	4,769	474,706
LivaNova PLC (Health Care Equip. & Supplies)	(a)	12,138	895,663
Masimo Corp. (Health Care Equip. & Supplies)	(a)	12,306	1,831,010
Medidata Solutions, Inc. (Health Care Technology)	(a)	15,617	1,428,955
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	21,123	477,802
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	15,730	1,725,896
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	13,055	827,426
Patterson Cos., Inc. (Health Care Providers & Svs.)		21,571	384,395
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	8,029	1,079,820
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	15,751	1,562,972
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	12,602	437,163
Repligen Corp. (Biotechnology)	(a)	11,633	892,135
STERIS PLC (Health Care Equip. & Supplies)		21,243	3,069,401
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	15,575	828,746

45	(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	25,948	$573,970
United Therapeutics Corp. (Biotechnology)	(a)	10,999	877,170
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		18,499	2,623,528

			42,435,620

INDUSTRIALS – 15.9%
Acuity Brands, Inc. (Electrical Equip.)		10,008	1,348,978
AECOM (Construction & Engineering)	(a)	39,563	1,485,986
AGCO Corp. (Machinery)		15,873	1,201,586
ASGN, Inc. (Professional Svs.)	(a)	13,269	834,089
Avis Budget Group, Inc. (Road & Rail)	(a)	14,675	414,716
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	14,863	843,921
Brink’s Co. / The (Commercial Svs. & Supplies)		12,542	1,040,359
Carlisle Cos., Inc. (Industrial Conglomerates)		14,199	2,066,523
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	12,891	995,185
Colfax Corp. (Machinery)	(a)	20,956	608,981
Crane Co. (Machinery)		12,781	1,030,532
Curtiss-Wright Corp. (Aerospace & Defense)		10,718	1,386,588
Deluxe Corp. (Commercial Svs. & Supplies)		10,769	529,404
Donaldson Co., Inc. (Machinery)		31,988	1,665,935
Dycom Industries, Inc. (Construction & Engineering)	(a)	7,900	403,295
EMCOR Group, Inc. (Construction & Engineering)		14,081	1,212,656
EnerSys (Electrical Equip.)		10,656	702,657
Fluor Corp. (Construction & Engineering)		35,099	671,444
GATX Corp. (Trading Companies & Distributors)		8,955	694,281
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	14,200	1,569,242
Graco, Inc. (Machinery)		41,841	1,926,360
Granite Construction, Inc. (Construction & Engineering)		11,749	377,495
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		18,590	451,551
Herman Miller, Inc. (Commercial Svs. & Supplies)		14,813	682,731
HNI Corp. (Commercial Svs. & Supplies)		10,755	381,803
Hubbell, Inc. (Electrical Equip.)		13,648	1,793,347
Insperity, Inc. (Professional Svs.)		9,711	957,699
ITT, Inc. (Machinery)		22,074	1,350,708
JetBlue Airways Corp. (Airlines)	(a)	74,314	1,244,760
KAR Auction Services, Inc. (Commercial Svs. & Supplies)		33,480	821,934
Kennametal, Inc. (Machinery)		20,684	635,826
Kirby Corp. (Marine)	(a)	15,026	1,234,536
Knight-Swift Transportation Holdings, Inc.
(Road & Rail)		30,795	1,117,859
Landstar System, Inc. (Road & Rail)		9,941	1,119,158
Lennox International, Inc. (Building Products)		8,840	2,147,855
Lincoln Electric Holdings, Inc. (Machinery)		15,496	1,344,433
ManpowerGroup, Inc. (Professional Svs.)		15,010	1,264,442
MasTec, Inc. (Construction & Engineering)	(a)	15,122	981,871
MSA Safety, Inc. (Commercial Svs. & Supplies)		8,935	974,898
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		11,290	818,864
Nordson Corp. (Machinery)		12,834	1,877,101
NOW, Inc. (Trading Companies & Distributors)	(a)	27,290	313,016
nVent Electric PLC (Electrical Equip.)		39,026	860,133
Old Dominion Freight Line, Inc. (Road & Rail)		16,055	2,728,868
Oshkosh Corp. (Machinery)		17,156	1,300,425
Owens Corning (Building Products)		27,289	1,724,665
Regal Beloit Corp. (Electrical Equip.)		10,519	766,309
Resideo Technologies, Inc. (Building Products)	(a)	30,797	441,937
Ryder System, Inc. (Road & Rail)		13,378	692,579
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	22,856	1,164,056
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	9,125	2,938,159
Terex Corp. (Machinery)		16,431	426,713
Tetra Tech, Inc. (Commercial Svs. & Supplies)		13,708	1,189,306
Timken Co. / The (Machinery)		17,167	746,936
Toro Co. / The (Machinery)		26,740	1,960,042

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
Trex Co., Inc. (Building Products)	(a)	14,655	$1,332,579
Trinity Industries, Inc. (Machinery)		25,660	504,989
Valmont Industries, Inc. (Construction & Engineering)		5,426	751,175
Watsco, Inc. (Trading Companies & Distributors)		8,181	1,384,062
Werner Enterprises, Inc. (Road & Rail)		11,108	392,112
Woodward, Inc. (Machinery)		14,117	1,522,236
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	23,122	1,654,842

			69,006,728

INFORMATION TECHNOLOGY – 15.2%
ACI Worldwide, Inc. (Software)	(a)	29,276	917,071
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	20,854	1,555,291
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		25,992	1,156,254
Belden, Inc. (Electronic Equip., Instr. & Comp.)		9,691	516,918
Blackbaud, Inc. (Software)		12,334	1,114,254
CACI International, Inc. Class A (IT Svs.)	(a)	6,241	1,443,294
CDK Global, Inc. (Software)		30,401	1,461,984
Ciena Corp. (Communications Equip.)	(a)	38,908	1,526,361
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	14,584	781,411
Cognex Corp. (Electronic Equip., Instr. & Comp.)		42,808	2,103,157
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,016	924,780
CommVault Systems, Inc. (Software)	(a)	10,426	466,146
CoreLogic, Inc. (IT Svs.)	(a)	20,100	930,027
Cree, Inc. (Semiconductors & Equip.)	(a)	26,833	1,314,817
Cypress Semiconductor Corp. (Semiconductors & Equip.)		92,638	2,162,171
Fair Isaac Corp. (Software)	(a)	7,248	2,199,913
First Solar, Inc. (Semiconductors & Equip.)	(a)	19,035	1,104,220
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	21,700	764,057
InterDigital, Inc. (Communications Equip.)		7,808	409,686
j2 Global, Inc. (Software)		11,657	1,058,689
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		34,907	1,248,623
KBR, Inc. (IT Svs.)		35,507	871,342
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		6,168	1,093,648
LiveRamp Holdings, Inc. (IT Svs.)	(a)	16,966	728,859
LogMeIn, Inc. (Software)		12,400	879,904
Lumentum Holdings, Inc. (Communications Equip.)	(a)	19,289	1,033,119
Manhattan Associates, Inc. (Software)	(a)	16,135	1,301,610
MAXIMUS, Inc. (IT Svs.)		16,006	1,236,624
MKS Instruments, Inc. (Semiconductors & Equip.)		13,667	1,261,191
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		10,088	1,569,995
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		29,773	1,250,168
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	31,952	1,008,405
NetScout Systems, Inc. (Communications Equip.)	(a)	16,745	386,140
Perspecta, Inc. (IT Svs.)		34,603	903,830
Plantronics, Inc. (Communications Equip.)		8,140	303,785
PTC, Inc. (Software)	(a)	26,002	1,772,816
Sabre Corp. (IT Svs.)		68,648	1,537,372
Science Applications International Corp. (IT Svs.)		12,302	1,074,580
Semtech Corp. (Semiconductors & Equip.)	(a)	16,688	811,204
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	10,872	1,210,597
Synaptics, Inc. (Semiconductors & Equip.)	(a)	8,255	329,787
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		10,249	1,157,112
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,930	930,863
Teradata Corp. (Software)	(a)	28,620	887,220
Teradyne, Inc. (Semiconductors & Equip.)		42,629	2,468,645
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	63,158	2,451,162
Tyler Technologies, Inc. (Software)	(a)	9,678	2,540,475
Universal Display Corp. (Semiconductors & Equip.)		10,634	1,785,449

46	(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
Versum Materials, Inc. (Semiconductors & Equip.)		27,401	$1,450,335
ViaSat, Inc. (Communications Equip.)	(a)	14,453	1,088,600
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		33,198	562,042
WEX, Inc. (IT Svs.)	(a)	10,855	2,193,470
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	13,574	2,801,266

			66,040,739

MATERIALS – 6.1%
Allegheny Technologies, Inc. (Metals & Mining)	(a)	31,625	640,406
AptarGroup, Inc. (Containers & Packaging)		16,064	1,902,781
Ashland Global Holdings, Inc. (Chemicals)		15,181	1,169,696
Cabot Corp. (Chemicals)		14,494	656,868
Carpenter Technology Corp. (Metals & Mining)		11,956	617,647
Chemours Co. / The (Chemicals)		41,007	612,645
Commercial Metals Co. (Metals & Mining)		29,580	514,100
Compass Minerals International, Inc. (Metals & Mining)		8,499	480,108
Domtar Corp. (Paper & Forest Products)		15,698	562,145
Eagle Materials, Inc. (Construction Materials)		10,541	948,795
Greif, Inc. Class A (Containers & Packaging)		6,586	249,544
Ingevity Corp. (Chemicals)	(a)	10,499	890,735
Louisiana-Pacific Corp. (Paper & Forest Products)		31,007	762,152
Minerals Technologies, Inc. (Chemicals)		8,795	466,927
NewMarket Corp. (Chemicals)		1,852	874,311
Olin Corp. (Chemicals)		41,212	771,489
Owens-Illinois, Inc. (Containers & Packaging)		38,994	400,468
PolyOne Corp. (Chemicals)		19,282	629,557
Reliance Steel & Aluminum Co. (Metals & Mining)		16,719	1,666,216
Royal Gold, Inc. (Metals & Mining)		16,445	2,026,188
RPM International, Inc. (Chemicals)		32,526	2,238,114
Scotts Miracle-Gro Co. / The (Chemicals)		9,884	1,006,389
Sensient Technologies Corp. (Chemicals)		10,615	728,720
Silgan Holdings, Inc. (Containers & Packaging)		19,521	586,313
Sonoco Products Co. (Containers & Packaging)		25,103	1,461,246
Steel Dynamics, Inc. (Metals & Mining)		55,087	1,641,593
United States Steel Corp. (Metals & Mining)		42,829	494,675
Valvoline, Inc. (Chemicals)		47,205	1,039,926
Worthington Industries, Inc. (Metals & Mining)		9,296	335,121

			26,374,875

REAL ESTATE – 11.4%
Alexander & Baldwin, Inc. (Equity REIT)		17,033	417,479
American Campus Communities, Inc. (Equity REIT)		34,465	1,657,077
Brixmor Property Group, Inc. (Equity REIT)		74,710	1,515,866
Camden Property Trust (Equity REIT)		24,287	2,696,100
CoreCivic, Inc. (Equity REIT)		29,873	516,205
CoreSite Realty Corp. (Equity REIT)		9,254	1,127,600
Corporate Office Properties Trust (Equity REIT)		28,081	836,252
Cousins Properties, Inc. (Equity REIT)		36,813	1,383,801
CyrusOne, Inc. (Equity REIT)		28,393	2,245,886
Douglas Emmett, Inc. (Equity REIT)		41,333	1,770,292
EastGroup Properties, Inc. (Equity REIT)		9,421	1,177,813
EPR Properties (Equity REIT)		19,454	1,495,234
First Industrial Realty Trust, Inc. (Equity REIT)		31,727	1,255,120
GEO Group, Inc. / The (Equity REIT)		30,414	527,379
Healthcare Realty Trust, Inc. (Equity REIT)		32,419	1,086,037
Highwoods Properties, Inc. (Equity REIT)		26,017	1,169,204
JBG SMITH Properties (Equity REIT)		29,606	1,160,851
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		12,924	1,797,211

Common Stocks (Continued)	Shares	Value

REAL ESTATE (continued)
Kilroy Realty Corp. (Equity REIT)	23,301	$1,814,915
Lamar Advertising Co. Class A (Equity REIT)	21,561	1,766,493
Liberty Property Trust (Equity REIT)	39,575	2,031,385
Life Storage, Inc. (Equity REIT)	11,701	1,233,402
Mack-Cali Realty Corp. (Equity REIT)	22,714	491,985
Medical Properties Trust, Inc. (Equity REIT)	111,946	2,189,664
National Retail Properties, Inc. (Equity REIT)	43,052	2,428,133
Omega Healthcare Investors, Inc. (Equity REIT)	54,319	2,269,991
Park Hotels & Resorts, Inc. (Equity REIT)	60,135	1,501,571
Pebblebrook Hotel Trust (Equity REIT)	32,767	911,578
PotlatchDeltic Corp. (Equity REIT)	16,853	692,406
PS Business Parks, Inc. (Equity REIT)	5,023	913,935
Rayonier, Inc. (Equity REIT)	32,516	916,951
Sabra Health Care REIT, Inc. (Equity REIT)	47,537	1,091,450
Senior Housing Properties Trust (Equity REIT)	59,633	551,903
Service Properties Trust (Equity REIT)	41,249	1,063,812
Spirit Realty Capital, Inc. (Equity REIT)	22,602	1,081,732
Tanger Factory Outlet Centers, Inc. (Equity REIT)	23,464	363,223
Taubman Centers, Inc. (Equity REIT)	15,353	626,863
Uniti Group, Inc. (Equity REIT)	48,447	376,191
Urban Edge Properties (Equity REIT)	28,874	571,416
Weingarten Realty Investors (Equity REIT)	30,338	883,746

		49,608,152

UTILITIES – 4.9%
ALLETE, Inc. (Electric Utilities)	12,957	1,132,571
Aqua America, Inc. (Water Utilities)	54,125	2,426,424
Black Hills Corp. (Multi-Utilities)	15,317	1,175,273
Hawaiian Electric Industries, Inc. (Electric Utilities)	27,334	1,246,704
IDACORP, Inc. (Electric Utilities)	12,641	1,424,262
MDU Resources Group, Inc. (Multi-Utilities)	49,931	1,407,555
National Fuel Gas Co. (Gas Utilities)	21,651	1,015,865
New Jersey Resources Corp. (Gas Utilities)	22,570	1,020,615
NorthWestern Corp. (Multi-Utilities)	12,653	949,608
OGE Energy Corp. (Electric Utilities)	50,211	2,278,575
ONE Gas, Inc. (Gas Utilities)	13,228	1,271,343
PNM Resources, Inc. (Electric Utilities)	19,980	1,040,558
Southwest Gas Holdings, Inc. (Gas Utilities)	13,626	1,240,511
Spire, Inc. (Gas Utilities)	12,745	1,111,874
UGI Corp. (Gas Utilities)	52,415	2,634,902

		21,376,640

Total Common Stocks (Cost $429,625,325)		$433,834,698

U.S. Treasury Obligations – 0.0%	Rate	Maturity	Face Amount	Value

U.S. Treasury Bill	0.000%	12/19/2019	$100,000	$99,628
U.S. Treasury Bill	0.000%	03/19/2020	100,000	99,147

Total U.S. Treasury Obligations (Cost $198,765)				$198,775

Money Market Funds – 0.5%			Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(b	)	2,024,515	$2,024,717

Total Money Market Funds (Cost $2,024,610)				$2,024,717

Total Investments – 100.5% (Cost $431,848,700)	(c	)		$436,058,190
Liabilities in Excess of Other Assets – (0.5)%	(d	)		(2,384,795)

Net Assets – 100.0%				$433,673,395

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $100,100 of cash pledged as collateral for the futures contracts outstanding at September 30, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	13	December 20, 2019	$2,543,976	$2,519,400	$(24,576)	$(24,718)

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 97.9%			Shares	Value

COMMUNICATION SERVICES – 11.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a	)	1,834	$2,239,571
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a	)	2,310	2,815,890
AMC Networks, Inc. Class A (Media)	(a	)	3,853	189,413
Comcast Corp. Class A (Media)			2,432	109,635
Electronic Arts, Inc. (Entertainment)	(a	)	1,305	127,655
Facebook, Inc. Class A (Interactive Media & Svs.)	(a	)	19,366	3,448,697
Interpublic Group of Cos., Inc. / The (Media)			27,475	592,361
Live Nation Entertainment, Inc. (Entertainment).	(a	)	4,258	282,476
Match Group, Inc. (Interactive Media & Svs.)			688	49,151
Netflix, Inc. (Entertainment)	(a	)	2,748	735,420
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a	)	5,733	151,638
Sinclair Broadcast Group, Inc. Class A (Media)			2,485	106,209
Spotify Technology SA (Entertainment)	(a	)	1,633	186,162
Take-Two Interactive Software, Inc. (Entertainment)	(a	)	490	61,417
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)			6,134	158,257
Twitter, Inc. (Interactive Media & Svs.)	(a	)	3,294	135,713
United States Cellular Corp. (Wireless Telecom. Svs.)	(a	)	3,144	118,151
Viacom, Inc. Class A (Entertainment)			91	2,390
Viacom, Inc. Class B (Entertainment)			4,303	103,401
Yelp, Inc. (Interactive Media & Svs.)	(a	)	3,363	116,864
Zynga, Inc. Class A (Entertainment)	(a	)	32,647	190,005

				11,920,476

CONSUMER DISCRETIONARY – 13.6%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a	)	1,907	318,908
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	3,713	6,445,434
AutoZone, Inc. (Specialty Retail)	(a	)	435	471,810
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)			2,897	69,383
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a	)	968	147,620
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a	)	130	109,261
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)			1,328	118,139
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)			604	74,567
D.R. Horton, Inc. (Household Durables)			1,928	101,625
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)			6,955	822,220
Dollar General Corp. (Multiline Retail)			4,621	734,462
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)			961	235,051
Etsy, Inc. (Internet & Direct Marketing Retail)	(a	)	1,056	59,664
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)			4,138	60,580
frontdoor, Inc. (Diversified Consumer Svs.)	(a	)	1,947	94,566
Gentex Corp. (Auto Components)			2,685	73,931
H&R Block, Inc. (Diversified Consumer Svs.)			5,563	131,398
Home Depot, Inc. / The (Specialty Retail)			4,825	1,119,496
Lowe’s Cos., Inc. (Specialty Retail)			2,664	292,933
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a	)	3,336	642,280
McDonald’s Corp. (Hotels, Restaurants & Leisure)			2,421	519,813
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)			5,663	531,869
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a	)	2,273	131,538
Ross Stores, Inc. (Specialty Retail)			4,328	475,431

Common Stocks (Continued)			Shares	Value

CONSUMER DISCRETIONARY (continued)
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)			449	$22,805
Starbucks Corp. (Hotels, Restaurants & Leisure)			1,493	132,011
Target Corp. (Multiline Retail)			258	27,583
Tesla, Inc. (Automobiles)	(a	)	621	149,580
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)			1,351	70,954
Tractor Supply Co. (Specialty Retail)			1,763	159,446
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)			312	70,999
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)			2,960	335,753

				14,751,110

CONSUMER STAPLES – 4.5%
Altria Group, Inc. (Tobacco)			7,370	301,433
Church & Dwight Co., Inc. (Household Products)			6,689	503,280
Costco Wholesale Corp. (Food & Staples Retailing)			3,628	1,045,263
Estee Lauder Cos., Inc. / The Class A (Personal Products)			2,481	493,595
General Mills, Inc. (Food Products)			1,960	108,035
Hershey Co. / The (Food Products)			4,418	684,746
Monster Beverage Corp. (Beverages)	(a	)	6,142	356,605
PepsiCo, Inc. (Beverages)			8,259	1,132,309
Performance Food Group Co. (Food & Staples Retailing)	(a	)	6,997	321,932

				4,947,198

FINANCIALS – 3.6%
American Express Co. (Consumer Finance)			7,109	840,852
Arthur J. Gallagher & Co. (Insurance)			1,598	143,133
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a	)	1,946	404,807
Brown & Brown, Inc. (Insurance)			1,620	58,417
Charles Schwab Corp. / The (Capital Markets)			9,343	390,818
Cincinnati Financial Corp. (Insurance)			1,430	166,838
CME Group, Inc. (Capital Markets)			395	83,479
Credit Acceptance Corp. (Consumer Finance)	(a	)	76	35,060
Discover Financial Services (Consumer Finance)			413	33,490
Evercore, Inc. Class A (Capital Markets)			667	53,427
FactSet Research Systems, Inc. (Capital Markets)			417	101,318
First American Financial Corp. (Insurance)			3,167	186,885
Globe Life, Inc. (Insurance)			2,280	218,333
Intercontinental Exchange, Inc. (Capital Markets)			3,129	288,713
Moody’s Corp. (Capital Markets)			679	139,080
Morgan Stanley (Capital Markets)			385	16,428
Progressive Corp. / The (Insurance)			820	63,345
S&P Global, Inc. (Capital Markets)			1,175	287,851
TD Ameritrade Holding Corp. (Capital Markets)			8,330	389,011

				3,901,285

HEALTH CARE – 14.1%
AbbVie, Inc. (Biotechnology)			14,552	1,101,877
AmerisourceBergen Corp. (Health Care Providers & Svs.)			4,836	398,148
Amgen, Inc. (Biotechnology)			4,182	809,259
Anthem, Inc. (Health Care Providers & Svs.)			2,839	681,644
Biogen, Inc. (Biotechnology)	(a	)	697	162,276
Bristol-Myers Squibb Co. (Pharmaceuticals)			10,398	527,283
Celgene Corp. (Biotechnology)	(a	)	5,432	539,398
Chemed Corp. (Health Care Providers & Svs.)			465	194,170
Cigna Corp. (Health Care Providers & Svs.)			1,433	217,515
CVS Health Corp. (Health Care Providers & Svs.)			938	59,160

49	(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)			Shares	Value

HEALTH CARE (continued)
Danaher Corp. (Health Care Equip. & Supplies)			3,673	$530,491
DexCom, Inc. (Health Care Equip. & Supplies)	(a	)	105	15,670
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a	)	872	191,761
Eli Lilly & Co. (Pharmaceuticals)			2,564	286,732
Gilead Sciences, Inc. (Biotechnology)			19,473	1,234,199
Hologic, Inc. (Health Care Equip. & Supplies)	(a	)	5,541	279,765
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a	)	2,318	630,334
Incyte Corp. (Biotechnology)	(a	)	1,671	124,038
Johnson & Johnson (Pharmaceuticals)			5,636	729,186
Masimo Corp. (Health Care Equip. & Supplies)	(a	)	113	16,813
Merck & Co., Inc. (Pharmaceuticals)			14,668	1,234,752
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a	)	70	49,308
Penumbra, Inc. (Health Care Equip. & Supplies)	(a	)	496	66,707
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a	)	1,379	382,535
Stryker Corp. (Health Care Equip. & Supplies)			5,478	1,184,891
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)			478	139,227
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			6,057	1,316,307
Veeva Systems, Inc. Class A (Health Care Technology)	(a	)	5,322	812,616
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a	)	2,899	491,149
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a	)	357	92,524
Zoetis, Inc. (Pharmaceuticals)			6,258	779,684

				15,279,419

INDUSTRIALS – 10.3%
Allegion PLC (Building Products)			9,434	977,834
AMETEK, Inc. (Electrical Equip.)			3,551	326,053
Boeing Co. / The (Aerospace & Defense)			2,482	944,326
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)			5,899	500,117
Copart, Inc. (Commercial Svs. & Supplies)	(a	)	349	28,035
CoStar Group, Inc. (Professional Svs.)	(a	)	881	522,609
Expeditors International of Washington, Inc. (Air Freight & Logistics)			396	29,419
GATX Corp. (Trading Companies & Distributors)			4,138	320,819
Generac Holdings, Inc. (Electrical Equip.)	(a	)	4,063	318,295
HEICO Corp. (Aerospace & Defense)			745	93,036
HEICO Corp. Class A (Aerospace & Defense)			896	87,190
Honeywell International, Inc. (Industrial Conglomerates)			1,727	292,208
Hubbell, Inc. (Electrical Equip.)			1,995	262,143
IDEX Corp. (Machinery)			998	163,552
Ingersoll-Rand PLC (Machinery)			574	70,723
Insperity, Inc. (Professional Svs.)			1,232	121,500
Landstar System, Inc. (Road & Rail)			3,187	358,793
Lockheed Martin Corp. (Aerospace & Defense)			4,900	1,911,294
Lyft, Inc. Class A (Road & Rail)	(a	)	3,283	134,078
MasTec, Inc. (Construction & Engineering)	(a	)	2,738	177,778
Northrop Grumman Corp. (Aerospace & Defense)			1,529	573,054
Oshkosh Corp. (Machinery)			3,983	301,911
PACCAR, Inc. (Machinery)			14,835	1,038,598
Parsons Corp. (Aerospace & Defense)	(a	)	1,100	36,278
Raytheon Co. (Aerospace & Defense)			1,327	260,344
Robert Half International, Inc. (Professional Svs.)			5,430	302,234
Roper Technologies, Inc. (Industrial Conglomerates)			1,081	385,485

Common Stocks (Continued)			Shares	Value

INDUSTRIALS (continued)
Teledyne Technologies, Inc. (Aerospace & Defense)	(a	)	1,369	$440,804
TriNet Group, Inc. (Professional Svs.)	(a	)	1,163	72,327
Waste Management, Inc. (Commercial Svs. & Supplies)			1,166	134,090

				11,184,927

INFORMATION TECHNOLOGY – 37.1%
Accenture PLC Class A (IT Svs.)			2,969	571,087
ACI Worldwide, Inc. (Software)	(a	)	1,450	45,421
Adobe, Inc. (Software)	(a	)	5,862	1,619,377
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a	)	2,544	73,751
Amdocs Ltd. (IT Svs.)			4,719	311,973
Apple, Inc. (Tech. Hardware, Storage & Periph.)			34,475	7,721,366
Applied Materials, Inc. (Semiconductors & Equip.)			11,691	583,381
Automatic Data Processing, Inc. (IT Svs.)			10,607	1,712,182
Booz Allen Hamilton Holding Corp. (IT Svs.)			3,590	254,962
Broadcom, Inc. (Semiconductors & Equip.)			1,061	292,910
Cadence Design Systems, Inc. (Software)	(a	)	3,055	201,874
CDW Corp. (Electronic Equip., Instr. & Comp.)			3,789	466,956
Ciena Corp. (Communications Equip.)	(a	)	1,846	72,419
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a	)	2,569	137,647
Cisco Systems, Inc. (Communications Equip.)			39,754	1,964,245
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a	)	216	11,202
Dropbox, Inc. Class A (Software)	(a	)	2,757	55,609
Fidelity National Information Services, Inc. (IT Svs.)			3,005	398,944
GoDaddy, Inc. Class A (IT Svs.)	(a	)	5,223	344,614
HP, Inc. (Tech. Hardware, Storage & Periph.)			2,360	44,651
Intuit, Inc. (Software)			2,889	768,301
Lam Research Corp. (Semiconductors & Equip.)			1,456	336,496
Manhattan Associates, Inc. (Software)	(a	)	2,966	239,267
Mastercard, Inc. Class A (IT Svs.)			11,135	3,023,932
Microsoft Corp. (Software)			60,145	8,361,960
National Instruments Corp. (Electronic Equip., Instr. & Comp.)			7,883	331,007
NetApp, Inc. (Tech. Hardware, Storage & Periph.)			653	34,289
NVIDIA Corp. (Semiconductors & Equip.)			6,341	1,103,778
Oracle Corp. (Software)			5,611	308,773
Palo Alto Networks, Inc. (Software)	(a	)	146	29,759
Paychex, Inc. (IT Svs.)			12,651	1,047,123
Paycom Software, Inc. (Software)	(a	)	646	135,331
Paylocity Holding Corp. (Software)	(a	)	3,273	319,379
PayPal Holdings, Inc. (IT Svs.)	(a	)	2,207	228,623
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a	)	1,786	30,255
QUALCOMM, Inc. (Semiconductors & Equip.)			5,813	443,416
RingCentral, Inc. Class A (Software)	(a	)	968	121,639
salesforce.com, Inc. (Software)	(a	)	10,318	1,531,604
ServiceNow, Inc. (Software)	(a	)	3,642	924,522
Square, Inc. Class A (IT Svs.)	(a	)	4,657	288,501
Texas Instruments, Inc. (Semiconductors & Equip.)			9,473	1,224,291
VeriSign, Inc. (IT Svs.)	(a	)	70	13,204
Visa, Inc. (IT Svs.)			12,704	2,185,215
Workday, Inc. Class A (Software)	(a	)	2,252	382,750
Xilinx, Inc. (Semiconductors & Equip.)			845	81,034

				40,379,020

MATERIALS – 0.9%
Air Products & Chemicals, Inc. (Chemicals)			634	140,659

50	(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)	Shares	Value

MATERIALS (continued)
Ecolab, Inc. (Chemicals)	3,475	$688,189
Westrock Co. (Containers & Packaging)	5,309	193,513

		1,022,361

REAL ESTATE – 2.3%
American Tower Corp. (Equity REIT)	2,117	468,132
Equinix, Inc. (Equity REIT)	67	38,646
Invitation Homes, Inc. (Equity REIT)	5,845	173,070
Outfront Media, Inc. (Equity REIT)	9,383	260,660
Park Hotels & Resorts, Inc. (Equity REIT)	4,297	107,296
Prologis, Inc. (Equity REIT)	5,618	478,766
SBA Communications Corp. (Equity REIT)	1,488	358,831
Simon Property Group, Inc. (Equity REIT)	4,177	650,150

		2,535,551

UTILITIES – 0.5%
American Water Works Co., Inc. (Water Utilities)	2,398	297,904

Common Stocks (Continued)			Shares	Value

UTILITIES (continued)
DTE Energy Co. (Multi-Utilities)			96	$12,764
Xcel Energy, Inc. (Electric Utilities)			3,336	216,473

				527,141

Total Common Stocks (Cost $99,656,362)				$106,448,488

Money Market Funds – 1.5%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(b	)	1,583,612	$1,583,771

Total Money Market Funds (Cost $1,583,764)				$1,583,771

Total Investments – 99.4% (Cost $101,240,126)	(c	)		$108,032,259
Other Assets in Excess of Liabilities – 0.6%	(d	)		664,058

Net Assets – 100.0%				$108,696,317

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $69,300 of cash pledged as collateral for the futures contracts outstanding at September 30, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	11	December 20, 2019	$1,654,855	$1,638,175	$(16,680)	$(8,085)

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks – 48.7%		Shares	Value

COMMUNICATION SERVICES – 3.7%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	5,745	$7,003,155
Comcast Corp. Class A (Media)		101,746	4,586,710
Walt Disney Co. / The (Entertainment)		20,578	2,681,725

			14,271,590

CONSUMER DISCRETIONARY – 6.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,410	2,447,633
General Motors Co. (Automobiles)		37,705	1,413,184
Hasbro, Inc. (Leisure Products)		17,121	2,032,092
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		24,376	2,269,649
Home Depot, Inc. / The (Specialty Retail)		24,557	5,697,715
McDonald’s Corp. (Hotels, Restaurants & Leisure)		29,224	6,274,685
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		29,059	2,729,221
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	29,717	1,538,449
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		7,661	389,102

			24,791,730

CONSUMER STAPLES – 4.8%
Altria Group, Inc. (Tobacco)		91,277	3,733,229
Clorox Co. / The (Household Products)		8,723	1,324,762
Costco Wholesale Corp. (Food & Staples Retailing)		20,685	5,959,555
Estee Lauder Cos., Inc. / The Class A (Personal Products)		7,387	1,469,644
Hershey Co. / The (Food Products)		13,261	2,055,322
Kroger Co. / The (Food & Staples Retailing)		34,870	898,949
Sysco Corp. (Food & Staples Retailing)		43,461	3,450,804

			18,892,265

ENERGY – 0.8%
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		14,667	1,088,585
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		67,895	2,144,124

			3,232,709

FINANCIALS – 6.4%
American Express Co. (Consumer Finance)		15,412	1,822,931
Bank of America Corp. (Banks)		72,286	2,108,583
Blackstone Group, Inc. / The Class A (Capital Markets)		49,403	2,412,842
CME Group, Inc. (Capital Markets)		14,263	3,014,342
Morgan Stanley (Capital Markets)		44,994	1,919,894
Progressive Corp. / The (Insurance)		37,547	2,900,506
Synchrony Financial (Consumer Finance)		82,524	2,813,243
TD Ameritrade Holding Corp. (Capital Markets)		50,548	2,360,592
U.S. Bancorp (Banks)		103,717	5,739,699

			25,092,632

HEALTH CARE – 5.6%
Abbott Laboratories (Health Care Equip. & Supplies)		36,132	3,023,164
Bristol-Myers Squibb Co. (Pharmaceuticals)		54,453	2,761,312
Eli Lilly & Co. (Pharmaceuticals)		24,759	2,768,799
Medtronic PLC (Health Care Equip. & Supplies)		21,654	2,352,057
Merck & Co., Inc. (Pharmaceuticals)		55,144	4,642,022
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		6,167	1,796,262
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		21,284	4,625,439

			21,969,055

INDUSTRIALS – 6.2%
Boeing Co. / The (Aerospace & Defense)		17,350	6,601,155
CSX Corp. (Road & Rail)		57,377	3,974,505
Deere & Co. (Machinery)		12,283	2,071,896
Delta Air Lines, Inc. (Airlines)		32,971	1,899,130
General Dynamics Corp. (Aerospace & Defense)		23,432	4,281,729
Honeywell International, Inc. (Industrial Conglomerates)		11,428	1,933,618
Parker-Hannifin Corp. (Machinery)		5,397	974,752
Stanley Black & Decker, Inc. (Machinery)		8,906	1,286,115
United Parcel Service, Inc. Class B (Air Freight & Logistics)		11,745	1,407,286

			24,430,186

INFORMATION TECHNOLOGY – 12.4%
Accenture PLC Class A (IT Svs.)		21,064	4,051,660
Adobe, Inc. (Software)	(a)	14,843	4,100,379
Apple, Inc. (Tech. Hardware, Storage & Periph.)		27,736	6,212,032

52	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
Corning, Inc. (Electronic Equip., Instr. & Comp.)		60,044	$1,712,455
Intel Corp. (Semiconductors & Equip.)		58,765	3,028,160
Lam Research Corp. (Semiconductors & Equip.)		11,803	2,727,791
Mastercard, Inc. Class A (IT Svs.)		32,916	8,938,998
Microsoft Corp. (Software)		87,258	12,131,480
NVIDIA Corp. (Semiconductors & Equip.)		8,327	1,449,481
salesforce.com, Inc. (Software)	(a)	9,147	1,357,781
Texas Instruments, Inc. (Semiconductors & Equip.)		21,232	2,744,024

			48,454,241

MATERIALS – 1.0%
LyondellBasell Industries N.V. Class A (Chemicals)		44,056	3,941,690

REAL ESTATE – 1.5%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	36,114	1,914,403
Crown Castle International Corp. (Equity REIT)		13,171	1,830,901
MGM Growth Properties LLC Class A (Equity REIT)		39,644	1,191,302
Outfront Media, Inc. (Equity REIT)		36,013	1,000,441

			5,937,047

Total Common Stocks (Cost $140,351,589)			$191,013,145

Corporate Bonds – 14.9%		Rate	Maturity	Face Amount	Value

COMMUNICATION SERVICES – 2.2%
AT&T, Inc. (Diversified Telecom. Svs.)		3.600%	07/15/2025	$ 112,000	$ 117,943
AT&T, Inc. (Diversified Telecom. Svs.)		4.350%	03/01/2029	1,112,000	1,228,908
AT&T, Inc. (Diversified Telecom. Svs.)		5.250%	03/01/2037	74,000	87,130
AT&T, Inc. (Diversified Telecom. Svs.)		4.850%	03/01/2039	158,000	179,095
AT&T, Inc. (Diversified Telecom. Svs.)		4.750%	05/15/2046	208,000	230,810
AT&T, Inc. (Diversified Telecom. Svs.)		5.150%	11/15/2046	113,000	131,081
AT&T, Inc. (Diversified Telecom. Svs.)		4.500%	03/09/2048	142,000	152,645
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		5.250%	03/15/2021	173,000	173,139
CenturyLink, Inc. (Diversified Telecom. Svs.)		6.450%	06/15/2021	182,000	191,100
CenturyLink, Inc. (Diversified Telecom. Svs.)		5.800%	03/15/2022	102,000	107,483
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		5.050%	03/30/2029	910,000	1,018,312
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		6.484%	10/23/2045	62,000	75,547
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		5.375%	05/01/2047	49,000	53,321
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		5.750%	04/01/2048	214,000	243,871
Comcast Corp. (Media)		3.150%	03/01/2026	146,000	152,921
Comcast Corp. (Media)		4.150%	10/15/2028	123,000	138,009
Comcast Corp. (Media)		4.250%	10/15/2030	189,000	215,121
Comcast Corp. (Media)		4.600%	10/15/2038	122,000	146,188
Comcast Corp. (Media)		4.950%	10/15/2058	111,000	142,409
CSC Holdings LLC (Media)	(b)	6.500%	02/01/2029	297,000	330,108
CSC Holdings LLC (Media)	(b)	5.750%	01/15/2030	328,000	342,799
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(b)	5.375%	08/15/2026	232,000	240,700
Fox Corp. (Media)	(b)	4.030%	01/25/2024	105,000	111,704
Netflix, Inc. (Entertainment)		4.375%	11/15/2026	162,000	164,114
Netflix, Inc. (Entertainment)		5.875%	11/15/2028	31,000	33,675
Netflix, Inc. (Entertainment)	(b)	5.375%	11/15/2029	142,000	147,680
Sirius XM Radio, Inc. (Media)	(b)	5.500%	07/01/2029	238,000	254,065
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	300,000	310,788
UBM PLC (Media)	(b)	5.750%	11/03/2020	108,000	111,347
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.625%	08/15/2026	149,000	150,934
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.329%	09/21/2028	576,000	653,366
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.875%	02/08/2029	93,000	102,137
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.862%	08/21/2046	93,000	113,713
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.522%	09/15/2048	69,000	81,481
Verizon Communications, Inc. (Diversified Telecom. Svs.)		5.012%	08/21/2054	140,000	176,339
Viacom, Inc. (Entertainment)		5.850%	09/01/2043	230,000	282,867

					8,392,850

CONSUMER DISCRETIONARY – 0.9%
AutoZone, Inc. (Specialty Retail)		3.750%	04/18/2029	238,000	255,461
General Motors Co. (Automobiles)		5.000%	10/01/2028	235,000	249,831
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		3.350%	09/01/2024	45,000	45,257
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.250%	06/01/2025	88,000	96,935
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/15/2026	102,000	112,327
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		4.000%	01/15/2030	305,000	306,516
Lowe’s Cos., Inc. (Specialty Retail)		3.650%	04/05/2029	187,000	199,993

53	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
McDonald’s Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	$ 288,000	$ 286,957
McDonald’s Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	147,000	148,730
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	53,000	57,902
MGM Resorts International (Hotels, Restaurants & Leisure)		6.625%	12/15/2021	123,000	133,393
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	44,000	49,225
Newell Brands, Inc. (Household Durables)		4.200%	04/01/2026	315,000	329,058
Newell Brands, Inc. (Household Durables)		5.375%	04/01/2036	360,000	384,037
O’Reilly Automotive, Inc. (Specialty Retail)		3.600%	09/01/2027	6,000	6,387
O’Reilly Automotive, Inc. (Specialty Retail)		4.350%	06/01/2028	47,000	52,534
O’Reilly Automotive, Inc. (Specialty Retail)		3.900%	06/01/2029	275,000	301,020
Service Corp. International (Diversified Consumer Svs.)		5.125%	06/01/2029	198,000	211,612
Starbucks Corp. (Hotels, Restaurants & Leisure)		4.450%	08/15/2049	180,000	208,956

					3,436,131

CONSUMER STAPLES – 1.3%
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.150%	01/23/2025	512,000	559,381
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.750%	01/23/2029	242,000	281,811
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	119,804
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	221,000	238,019
Campbell Soup Co. (Food Products)		4.800%	03/15/2048	238,000	268,464
General Mills, Inc. (Food Products)		4.200%	04/17/2028	281,000	313,344
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. (Food Products)	(b)	5.875%	07/15/2024	70,000	72,103
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. (Food Products)	(b)	5.750%	06/15/2025	124,000	129,186
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. (Food Products)	(b)	6.750%	02/15/2028	38,000	42,085
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. (Food Products)	(b)	6.500%	04/15/2029	55,000	61,050
Keurig Dr Pepper, Inc. (Beverages)		4.597%	05/25/2028	277,000	311,109
Keurig Dr Pepper, Inc. (Beverages)		5.085%	05/25/2048	111,000	131,054
Kraft Heinz Foods Co. (Food Products)		3.000%	06/01/2026	518,000	512,516
Kraft Heinz Foods Co. (Food Products)		4.625%	01/30/2029	98,000	106,102
Kraft Heinz Foods Co. (Food Products)	(b)	3.750%	04/01/2030	143,000	144,372
Kraft Heinz Foods Co. (Food Products)	(b)	4.625%	10/01/2039	73,000	73,416
Kraft Heinz Foods Co. (Food Products)		5.000%	06/04/2042	82,000	84,587
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	217,000	206,014
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	10/01/2049	146,000	147,348
Mars, Inc. (Food Products)	(b)	2.700%	04/01/2025	113,000	115,962
Mars, Inc. (Food Products)	(b)	3.200%	04/01/2030	139,000	147,088
Mars, Inc. (Food Products)	(b)	3.950%	04/01/2049	186,000	212,171
Mars, Inc. (Food Products)	(b)	4.200%	04/01/2059	118,000	136,232
Mondelez International Holdings Netherlands BV (Food Products)	(b)	2.250%	09/19/2024	249,000	248,068
Reckson Operating Partnership LP (Household Products)		7.750%	03/15/2020	237,000	242,522
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	73,000	73,457

					4,977,265

ENERGY – 1.5%
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	98,000	102,182
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		5.625%	10/01/2026	163,000	172,967
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		5.000%	09/15/2022	245,000	247,159
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.500%	04/15/2023	295,000	306,444
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.250%	03/15/2023	146,000	152,547
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	127,000	141,204
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		5.500%	06/01/2027	98,000	110,686
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	25,000	27,481
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		6.125%	12/15/2045	504,000	590,968
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		6.000%	06/15/2048	252,000	297,901
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.150%	06/01/2025	209,000	193,848
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	234,000	234,076
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		2.440%	08/16/2029	382,000	385,509
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		3.095%	08/16/2049	390,000	392,502
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	605,000	632,197
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/01/2026	242,000	270,984
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	73,000	76,347
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	69,000	74,990
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.550%	06/01/2045	66,000	77,885
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.200%	03/01/2048	44,000	50,701
NGPL PipeCo LLC (Oil, Gas & Consumable Fuels)	(b)	4.375%	08/15/2022	189,000	195,925
NGPL PipeCo LLC (Oil, Gas & Consumable Fuels)	(b)	4.875%	08/15/2027	287,000	307,695
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	147,000	155,269
Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	(b)	6.840%	01/23/2030	61,000	63,086
Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	(b)	7.690%	01/23/2050	56,000	58,397
Plains All American Pipeline LP (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	241,000	257,846

54	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

ENERGY (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	4.750%	10/01/2023	$242,000	$242,605
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	09/15/2024	90,000	89,550

					5,908,951

FINANCIALS – 2.6%
Bank of America Corp. (Rate is fixed until 04/24/2027, at which point, the rate becomes QL + 151) (Banks)	(c)	3.705%	04/24/2028	838,000	892,506
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes QL + 107) (Banks)	(c)	3.970%	03/05/2029	232,000	252,618
Bank of America Corp. (Rate is fixed until 02/07/2029, at which point, the rate becomes QL + 121) (Banks)	(c)	3.974%	02/07/2030	283,000	309,816
Bank of Montreal (Banks)		3.300%	02/05/2024	312,000	324,696
Brown & Brown, Inc. (Insurance)		4.500%	03/15/2029	140,000	152,524
CBOE Global Markets, Inc. (Capital Markets)		3.650%	01/12/2027	267,000	284,025
CIT Bank NA (Rate is fixed until 09/27/2024, at which point, the rate becomes SOFR + 172) (Banks)	(c)	2.969%	09/27/2025	458,000	458,572
Citigroup, Inc. (Rate is fixed until 01/10/2027, at which point, the rate becomes QL + 156) (Banks)	(c)	3.887%	01/10/2028	1,056,000	1,130,063
Citizens Financial Group, Inc. (Banks)		3.750%	07/01/2024	47,000	48,483
Citizens Financial Group, Inc. (Banks)		4.350%	08/01/2025	41,000	43,861
Citizens Financial Group, Inc. (Banks)		4.300%	12/03/2025	114,000	121,911
First Republic Bank (Banks)		4.625%	02/13/2047	100,000	115,054
Ford Motor Credit Co. LLC (Consumer Finance)		3.815%	11/02/2027	648,000	614,520
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	879,000	885,342
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	04/09/2025	177,000	184,567
General Motors Financial Co., Inc. (Consumer Finance)		4.300%	07/13/2025	54,000	56,189
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	107,000	110,059
JPMorgan Chase & Co. (Rate is fixed until 01/29/2026, at which point, the rate becomes QL + 125) (Banks)	(c)	3.960%	01/29/2027	508,000	549,791
JPMorgan Chase & Co. (Rate is fixed until 02/01/2027, at which point, the rate becomes QL + 134) (Banks)	(c)	3.782%	02/01/2028	302,000	323,502
JPMorgan Chase & Co. (Rate is fixed until 12/05/2028, at which point, the rate becomes QL + 133) (Banks)	(c)	4.452%	12/05/2029	829,000	937,729
JPMorgan Chase & Co. (Rate is fixed until 05/06/2029, at which point, the rate becomes QL + 116) (Banks)	(c)	3.702%	05/06/2030	275,000	294,990
Morgan Stanley (Capital Markets)		4.350%	09/08/2026	251,000	272,116
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	396,000	418,472
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(c)	4.431%	01/23/2030	534,000	600,029
Raymond James Financial, Inc. (Capital Markets)		4.950%	07/15/2046	236,000	282,155
Synchrony Financial (Consumer Finance)		2.850%	07/25/2022	35,000	35,309
Synchrony Financial (Consumer Finance)		4.375%	03/19/2024	61,000	64,735
Synchrony Financial (Consumer Finance)		3.950%	12/01/2027	254,000	260,431
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	236,000	261,782

					10,285,847

HEALTH CARE – 1.7%
Allergan Finance LLC (Pharmaceuticals)		3.250%	10/01/2022	175,000	178,791
Allergan Funding SCS (Pharmaceuticals)		3.450%	03/15/2022	327,000	335,142
Allergan Funding SCS (Pharmaceuticals)		3.800%	03/15/2025	210,000	219,922
Allergan, Inc. (Pharmaceuticals)		2.800%	03/15/2023	14,000	14,130
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	7.000%	03/15/2024	221,000	232,262
Boston Scientific Corp. (Health Care Equip. & Supplies)		3.750%	03/01/2026	137,000	146,480
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.000%	03/01/2029	71,000	78,495
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.700%	03/01/2049	114,000	139,590
Bristol-Myers Squibb Co. (Pharmaceuticals)	(b)	3.400%	07/26/2029	125,000	133,652
Bristol-Myers Squibb Co. (Pharmaceuticals)	(b)	4.125%	06/15/2039	90,000	102,051
Bristol-Myers Squibb Co. (Pharmaceuticals)	(b)	4.250%	10/26/2049	155,000	180,493
Centene Corp. (Health Care Providers & Svs.)		4.750%	05/15/2022	15,000	15,303
Centene Corp. (Health Care Providers & Svs.)		6.125%	02/15/2024	113,000	117,825
Centene Corp. (Health Care Providers & Svs.)	(b)	5.375%	06/01/2026	428,000	448,330
Cigna Corp. (Health Care Providers & Svs.)		3.400%	09/17/2021	47,000	48,066
Cigna Corp. (Health Care Providers & Svs.)		3.750%	07/15/2023	189,000	197,654
CVS Health Corp. (Health Care Providers & Svs.)		4.750%	12/01/2022	63,000	67,191
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	297,000	317,135
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	33,158
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	116,000	125,467
CVS Health Corp. (Health Care Providers & Svs.)		3.250%	08/15/2029	53,000	53,290
CVS Health Corp. (Health Care Providers & Svs.)		5.050%	03/25/2048	535,000	608,419
Elanco Animal Health, Inc. (Pharmaceuticals)		4.272%	08/28/2023	112,000	117,586
Elanco Animal Health, Inc. (Pharmaceuticals)		4.900%	08/28/2028	81,000	88,375
Eli Lilly & Co. (Pharmaceuticals)		3.375%	03/15/2029	526,000	569,572

55	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

HEALTH CARE (continued)
GlaxoSmithKline Capital PLC (Pharmaceuticals)		3.375%	06/01/2029	$299,000	$320,981
HCA, Inc. (Health Care Providers & Svs.)		4.500%	02/15/2027	285,000	305,627
HCA, Inc. (Health Care Providers & Svs.)		4.125%	06/15/2029	697,000	729,803
HCA, Inc. (Health Care Providers & Svs.)		5.125%	06/15/2039	124,000	135,610
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2049	180,000	197,635
Humana, Inc. (Health Care Providers & Svs.)		3.125%	08/15/2029	58,000	57,961
IQVIA, Inc. (Life Sciences Tools & Svs.)	(b)	5.000%	05/15/2027	300,000	314,250
Mylan, Inc. (Pharmaceuticals)		4.550%	04/15/2028	94,000	100,133

					6,730,379

INDUSTRIALS – 0.8%
Boeing Co. / The (Aerospace & Defense)		2.250%	06/15/2026	35,000	34,919
Boeing Co. / The (Aerospace & Defense)		3.250%	03/01/2028	44,000	46,260
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	250,000	262,522
Boeing Co. / The (Aerospace & Defense)		3.600%	05/01/2034	290,000	314,623
GE Capital International Funding Co. Unlimited Co. (Industrial Conglomerates)		4.418%	11/15/2035	292,000	306,282
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(b)	5.000%	11/15/2025	429,000	449,378
IHS Markit Ltd. (Professional Svs.)	(b)	5.000%	11/01/2022	26,000	27,694
IHS Markit Ltd. (Professional Svs.)	(b)	4.750%	02/15/2025	215,000	233,275
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	101,000	125,235
Wabtec Corp. (Machinery)		4.400%	03/15/2024	247,000	263,087
Wabtec Corp. (Machinery)		3.450%	11/15/2026	66,000	66,714
Wabtec Corp. (Machinery)		4.950%	09/15/2028	970,000	1,070,467

					3,200,456

INFORMATION TECHNOLOGY – 1.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.875%	01/15/2027	134,000	134,693
Broadcom, Inc. (Semiconductors & Equip.)	(b)	4.250%	04/15/2026	177,000	182,862
Broadcom, Inc. (Semiconductors & Equip.)	(b)	4.750%	04/15/2029	240,000	253,677
CommScope, Inc. (Communications Equip.)	(b)	5.500%	03/01/2024	112,000	115,220
CommScope, Inc. (Communications Equip.)	(b)	6.000%	03/01/2026	244,000	252,491
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)	(b)	5.875%	06/15/2021	516,000	524,256
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)	(b)	5.300%	10/01/2029	148,000	161,037
Entegris, Inc. (Semiconductors & Equip.)	(b)	4.625%	02/10/2026	155,000	160,425
Fidelity National Information Services, Inc. (IT Svs.)		5.000%	10/15/2025	113,000	128,453
Fidelity National Information Services, Inc. (IT Svs.)		3.750%	05/21/2029	83,000	90,059
Global Payments, Inc. (IT Svs.)		3.200%	08/15/2029	75,000	75,966
Global Payments, Inc. (IT Svs.)		4.150%	08/15/2049	56,000	58,718
Juniper Networks, Inc. (Communications Equip.)		3.750%	08/15/2029	129,000	129,545
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	51,000	56,255
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.200%	06/22/2023	108,000	113,207
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.875%	06/22/2028	358,000	397,684
Micron Technology, Inc. (Semiconductors & Equip.)		5.500%	02/01/2025	88,000	90,436
Micron Technology, Inc. (Semiconductors & Equip.)		4.975%	02/06/2026	114,000	122,795
Micron Technology, Inc. (Semiconductors & Equip.)		5.327%	02/06/2029	293,000	322,072
PayPal Holdings, Inc. (IT Svs.)		2.400%	10/01/2024	139,000	139,462
PayPal Holdings, Inc. (IT Svs.)		2.650%	10/01/2026	416,000	417,800
PayPal Holdings, Inc. (IT Svs.)		2.850%	10/01/2029	490,000	491,576
Qorvo, Inc. (Semiconductors & Equip.)		5.500%	07/15/2026	194,000	204,912
Qorvo, Inc. (Semiconductors & Equip.)	(b)	4.375%	10/15/2029	97,000	97,667
Total System Services, Inc. (IT Svs.)		4.800%	04/01/2026	185,000	205,578
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	270,000	289,828
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.900%	06/15/2028	544,000	590,355

					5,807,029

MATERIALS – 1.0%
Allegheny Technologies, Inc. (Metals & Mining)		5.950%	01/15/2021	223,000	227,878
Ball Corp. (Containers & Packaging)		4.375%	12/15/2020	120,000	122,461
CF Industries, Inc. (Chemicals)	(b)	4.500%	12/01/2026	116,000	126,569
Constellium SE (Metals & Mining)	(b)	5.750%	05/15/2024	281,000	288,728
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	348,000	348,870
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	341,000	343,557
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	202,000	201,243
Freeport-McMoRan, Inc. (Metals & Mining)		5.250%	09/01/2029	191,000	190,482
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	99,000	100,636
Hudbay Minerals, Inc. (Metals & Mining)	(b)	7.250%	01/15/2023	307,000	316,977
Novelis Corp. (Metals & Mining)	(b)	5.875%	09/30/2026	429,000	449,914
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	55,000	60,562
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	116,000	122,553
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	286,000	293,522

56	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

MATERIALS (continued)
WRKCo, Inc. (Containers & Packaging)		3.750%	03/15/2025	$18,000	$ 18,950
WRKCo, Inc. (Containers & Packaging)		4.650%	03/15/2026	110,000	120,754
WRKCo, Inc. (Containers & Packaging)		3.375%	09/15/2027	20,000	20,349
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	66,000	70,307
WRKCo, Inc. (Containers & Packaging)		4.900%	03/15/2029	460,000	520,240

					3,944,552

REAL ESTATE – 0.4%
Crown Castle International Corp. (Equity REIT)		3.650%	09/01/2027	133,000	140,900
Crown Castle International Corp. (Equity REIT)		4.300%	02/15/2029	154,000	170,070
Crown Castle International Corp. (Equity REIT)		3.100%	11/15/2029	338,000	341,151
Crown Castle International Corp. (Equity REIT)		5.200%	02/15/2049	324,000	402,260
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	197,000	205,006
Ventas Realty LP (Equity REIT)		3.500%	04/15/2024	282,000	295,396

					1,554,783

UTILITIES – 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.625%	05/20/2024	10,000	10,706
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	393,000	421,984
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	(b)	3.750%	06/15/2024	308,000	316,968
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.250%	05/15/2026	273,000	299,003
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	01/15/2027	329,000	356,422
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		5.750%	01/15/2028	60,000	64,500
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	(b)	4.450%	06/15/2029	273,000	284,496
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	(b)	5.250%	06/15/2029	118,000	126,885
Oncor Electric Delivery Co. LLC (Electric Utilities)	(b)	2.750%	06/01/2024	242,000	248,509
Oncor Electric Delivery Co. LLC (Electric Utilities)	(b)	3.700%	11/15/2028	194,000	213,667
Oncor Electric Delivery Co. LLC (Electric Utilities)	(b)	3.800%	06/01/2049	257,000	288,347
PPL WEM Ltd. / Western Power Distribution Ltd. (Electric Utilities)	(b)	5.375%	05/01/2021	203,000	209,470
Southern Co. / The (Electric Utilities)		2.950%	07/01/2023	121,000	123,504
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	114,000	119,267
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.625%	02/15/2027	552,000	580,803
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	07/31/2027	398,000	409,813

					4,074,344

Total Corporate Bonds (Cost $55,197,600)					$ 58,312,587

U.S. Government Agency Mortgage-Backed Securities – 8.3%		Rate	Maturity	Face Amount	Value

Fannie Mae or Freddie Mac UMBS TBA	(d)	3.000%	10/15/2034	$485,000	$ 495,816
Fannie Mae or Freddie Mac UMBS TBA	(d)	4.000%	10/15/2049	3,477,426	3,608,907
Fannie Mae or Freddie Mac UMBS TBA	(d)	4.500%	10/15/2049	766,000	806,638
Fannie Mae Pool FN AB6548		3.500%	10/01/2042	96,842	100,271
Fannie Mae Pool FN AB8407		3.500%	02/01/2043	24,516	25,697
Fannie Mae Pool FN AL3083		3.500%	12/01/2042	222,719	233,438
Fannie Mae Pool FN AL5310		3.500%	04/01/2044	4,175	4,405
Fannie Mae Pool FN AL5439		3.500%	11/01/2043	23,083	24,193
Fannie Mae Pool FN AL5887		4.500%	10/01/2044	25,856	28,412
Fannie Mae Pool FN AL5942		5.000%	07/01/2044	143,808	157,507
Fannie Mae Pool FN AL6348		3.500%	02/01/2045	33,088	34,681
Fannie Mae Pool FN AL6535		3.500%	02/01/2045	6,071	6,364
Fannie Mae Pool FN AL6542		4.500%	03/01/2045	40,531	44,537
Fannie Mae Pool FN AL6620		4.500%	08/01/2042	265,903	291,967
Fannie Mae Pool FN AL6997		4.500%	11/01/2042	19,884	21,595
Fannie Mae Pool FN AL7381		4.500%	06/01/2045	107,021	115,438
Fannie Mae Pool FN AL8855		3.500%	07/01/2046	17,455	18,271
Fannie Mae Pool FN AR2624		3.500%	02/01/2043	38,211	40,050
Fannie Mae Pool FN AS7168		3.500%	05/01/2046	45,318	47,244
Fannie Mae Pool FN AS7587		3.500%	07/01/2046	195,878	206,270
Fannie Mae Pool FN AS7822		3.500%	08/01/2046	560,999	584,901
Fannie Mae Pool FN AS9751		4.000%	05/01/2047	48,178	50,592
Fannie Mae Pool FN AT2957		3.000%	05/01/2043	30,108	31,016
Fannie Mae Pool FN AZ9203		3.000%	10/01/2045	70,102	71,492
Fannie Mae Pool FN BA2885		3.000%	10/01/2045	115,606	117,892
Fannie Mae Pool FN BA4752		3.000%	01/01/2046	15,322	15,697
Fannie Mae Pool FN BC1520		3.500%	08/01/2046	343,855	358,493
Fannie Mae Pool FN BC2468		3.000%	03/01/2046	310,339	317,913
Fannie Mae Pool FN BC2488		3.000%	03/01/2046	459,887	471,110
Fannie Mae Pool FN BC9077		3.500%	12/01/2046	23,227	24,218
Fannie Mae Pool FN BD0667		4.500%	06/01/2047	17,525	18,769
Fannie Mae Pool FN BD6435		4.000%	10/01/2046	7,476	7,895

57	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value

Fannie Mae Pool FN BD8952	3.000%	11/01/2046	$ 36,859	$ 37,772
Fannie Mae Pool FN BD8980	3.000%	11/01/2046	35,823	36,710
Fannie Mae Pool FN BE0637	4.000%	07/01/2047	6,156	6,460
Fannie Mae Pool FN BE0640	4.500%	08/01/2047	12,934	13,678
Fannie Mae Pool FN BE2717	4.500%	07/01/2047	10,166	10,846
Fannie Mae Pool FN BE2732	4.000%	07/01/2047	22,723	23,857
Fannie Mae Pool FN BE2733	4.500%	07/01/2047	13,017	13,942
Fannie Mae Pool FN BE2774	4.000%	10/01/2047	56,980	59,830
Fannie Mae Pool FN BE2784	4.000%	11/01/2047	71,399	74,889
Fannie Mae Pool FN BE2786	4.500%	11/01/2047	56,459	59,913
Fannie Mae Pool FN BF0130	3.500%	08/01/2056	329,148	346,534
Fannie Mae Pool FN BF0167	3.000%	02/01/2057	290,309	296,894
Fannie Mae Pool FN BF0168	3.500%	02/01/2057	470,829	495,698
Fannie Mae Pool FN BH1596	4.000%	01/01/2048	37,688	40,466
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	19,742	20,980
Fannie Mae Pool FN BH3305	4.500%	05/01/2047	27,274	29,538
Fannie Mae Pool FN BH3306	4.500%	05/01/2047	21,674	23,264
Fannie Mae Pool FN BH3307	4.500%	05/01/2047	22,976	24,586
Fannie Mae Pool FN BH3336	4.500%	05/01/2047	16,190	17,533
Fannie Mae Pool FN BH3337	4.500%	05/01/2047	12,824	13,765
Fannie Mae Pool FN BH3338	4.500%	05/01/2047	16,693	17,864
Fannie Mae Pool FN BH3540	4.000%	06/01/2047	6,805	7,149
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	71,720	74,233
Fannie Mae Pool FN BH4380	4.000%	06/01/2047	13,359	13,998
Fannie Mae Pool FN BH4639	4.500%	06/01/2047	9,440	10,223
Fannie Mae Pool FN BH4640	4.500%	05/01/2047	8,183	8,783
Fannie Mae Pool FN BH4667	4.500%	05/01/2047	4,810	5,209
Fannie Mae Pool FN BH4706	4.500%	05/01/2047	5,517	5,975
Fannie Mae Pool FN BH5672	4.000%	06/01/2047	13,489	14,166
Fannie Mae Pool FN BH5673	4.000%	07/01/2047	9,416	9,866
Fannie Mae Pool FN BH6165	4.000%	07/01/2047	20,046	21,068
Fannie Mae Pool FN BH6168	4.000%	06/01/2047	27,357	28,734
Fannie Mae Pool FN BH6170	4.500%	07/01/2047	55,734	59,373
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	48,400	50,450
Fannie Mae Pool FN BH8168	4.000%	08/01/2047	26,517	27,857
Fannie Mae Pool FN BH8170	4.000%	08/01/2047	41,802	43,916
Fannie Mae Pool FN BH8171	4.500%	08/01/2047	82,020	87,502
Fannie Mae Pool FN BH8224	4.000%	08/01/2047	121,454	127,339
Fannie Mae Pool FN BH8655	4.000%	08/01/2047	11,555	12,105
Fannie Mae Pool FN BJ0241	4.000%	09/01/2047	11,603	12,186
Fannie Mae Pool FN BJ1588	4.000%	10/01/2047	24,298	25,499
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	117,160	122,509
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	21,764	22,611
Fannie Mae Pool FN BJ1735	4.000%	10/01/2047	49,880	52,290
Fannie Mae Pool FN BJ1747	4.000%	10/01/2047	31,791	33,398
Fannie Mae Pool FN BJ1758	4.000%	10/01/2047	49,225	51,566
Fannie Mae Pool FN BJ3260	4.500%	10/01/2047	4,850	5,129
Fannie Mae Pool FN BJ3265	4.000%	11/01/2047	22,087	23,167
Fannie Mae Pool FN BJ3443	4.000%	03/01/2048	32,686	35,052
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	84,489	88,394
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	30,722	32,089
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	283,825	298,875
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	495,330	520,439
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	17,584	18,637
Fannie Mae Pool FN BJ5796	4.500%	03/01/2048	99,868	106,832
Fannie Mae Pool FN BJ5834	4.500%	05/01/2048	58,652	62,653
Fannie Mae Pool FN BJ5844	4.500%	04/01/2048	80,584	86,290
Fannie Mae Pool FN BJ7349	4.000%	10/01/2048	22,873	24,137
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	118,477	124,760
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	52,699	55,135
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	127,377	134,605
Fannie Mae Pool FN BK3986	4.500%	05/01/2048	63,040	66,920
Fannie Mae Pool FN BK4039	4.500%	06/01/2048	65,579	69,468
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	321,427	335,804
Fannie Mae Pool FN BK5358	4.000%	05/01/2048	81,458	84,935
Fannie Mae Pool FN BK5378	4.000%	06/01/2048	135,078	140,826
Fannie Mae Pool FN BK8767	4.000%	09/01/2049	494,000	527,593
Fannie Mae Pool FN BM1660	4.000%	08/01/2047	236,227	249,399
Fannie Mae Pool FN BM3032	3.000%	02/01/2047	605,657	624,362
Fannie Mae Pool FN BM3144	4.000%	11/01/2047	137,435	144,860
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	9,993	10,634

58	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value

Fannie Mae Pool FN BM3511	4.500%	02/01/2046	$ 180,802	$ 195,691
Fannie Mae Pool FN BM3557	4.000%	09/01/2047	278,598	299,830
Fannie Mae Pool FN BM3878	4.000%	04/01/2048	68,783	73,830
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	238,078	244,356
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	175,335	182,793
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	172,703	182,259
Fannie Mae Pool FN BM5058	4.000%	01/01/2048	24,965	26,772
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	284,644	301,870
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	105,627	110,049
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	115,334	121,624
Fannie Mae Pool FN BN4541	4.000%	02/01/2049	121,121	125,925
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	36,129	38,446
Fannie Mae Pool FN CA4249	3.000%	10/01/2049	728,426	739,702
Fannie Mae Pool FN FM1439	4.000%	05/01/2049	461,023	492,018
Fannie Mae Pool FN MA1363	3.000%	02/01/2043	7,869	8,106
Fannie Mae Pool FN MA1404	3.500%	04/01/2043	126,322	132,402
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	31,652	33,119
Fannie Mae Pool FN MA3525	4.500%	11/01/2038	140,696	149,193
Freddie Mac Gold Pool FG C92007	4.500%	05/01/2038	207,918	220,482
Freddie Mac Gold Pool FG C92015	4.500%	07/01/2038	159,672	169,482
Freddie Mac Gold Pool FG C92020	4.500%	09/01/2038	101,653	107,798
Freddie Mac Gold Pool FG G08622	3.000%	01/01/2045	56,812	58,267
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	373,570	395,048
Freddie Mac Gold Pool FG G60726	3.500%	10/01/2046	470,761	491,087
Freddie Mac Gold Pool FG G60989	3.000%	12/01/2046	627,123	642,853
Freddie Mac Gold Pool FG G61315	3.500%	02/01/2047	287,524	299,919
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	86,331	90,212
Freddie Mac Gold Pool FG G61392	3.500%	12/01/2044	46,005	48,345
Freddie Mac Gold Pool FG G61596	3.500%	08/01/2048	330,311	345,143
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	419,788	438,631
Freddie Mac Gold Pool FG G67709	3.500%	03/01/2048	323,863	340,565
Freddie Mac Gold Pool FG J33776	3.000%	02/01/2031	99,169	101,910
Freddie Mac Gold Pool FG J35708	2.500%	11/01/2031	25,419	25,737
Freddie Mac Gold Pool FG J35922	2.500%	12/01/2031	30,308	30,687
Freddie Mac Gold Pool FG Q41917	3.500%	07/01/2046	72,036	75,378
Freddie Mac Gold Pool FG Q52307	3.500%	11/01/2047	56,029	59,032
Freddie Mac Gold Pool FG Q52419	3.500%	11/01/2047	100,236	104,705
Freddie Mac Gold Pool FG Q52875	3.500%	12/01/2047	130,019	136,728
Freddie Mac Gold Pool FG Q53205	3.500%	12/01/2047	70,605	73,971
Freddie Mac Gold Pool FG Q54450	3.500%	02/01/2048	30,654	32,052
Freddie Mac Gold Pool FG Q54453	3.500%	02/01/2048	29,534	30,815
Freddie Mac Gold Pool FG Q54737	4.500%	03/01/2048	77,181	81,597
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	116,765	123,257
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	29,510	30,833
Freddie Mac Gold Pool FG Q58012	4.500%	08/01/2048	87,190	92,061
Freddie Mac Gold Pool FG Q58159	5.000%	09/01/2048	25,153	27,033
Freddie Mac Gold Pool FG Q58441	4.500%	09/01/2048	355,381	375,704
Freddie Mac Gold Pool FG Q60519	4.500%	12/01/2048	125,300	134,900
Freddie Mac Gold Pool FG Q60839	4.000%	01/01/2049	122,840	132,221
Freddie Mac Gold Pool FG U91030	3.500%	02/01/2043	88,538	92,856
Freddie Mac Gold Pool FG U99096	4.500%	05/01/2044	108,076	116,686
Freddie Mac Gold Pool FG U99114	3.500%	02/01/2044	11,866	12,445
Freddie Mac Gold Pool FG V82645	3.000%	10/01/2046	312,142	319,974
Freddie Mac Pool FR QA2215	3.500%	08/01/2049	233,687	240,554
Freddie Mac Pool FR QA2276	3.500%	09/01/2049	100,037	104,093
Freddie Mac Pool FR QA2550	3.500%	09/01/2049	157,000	161,967
Freddie Mac Pool FR QA3092	3.000%	09/01/2049	31,541	32,064
Freddie Mac Pool FR QA3225	3.000%	10/01/2049	44,329	45,015
Freddie Mac Pool FR QA3370	3.000%	10/01/2049	21,697	22,057
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	513,885	518,935
Freddie Mac Pool FR ZM1073	4.000%	05/01/2046	57,734	60,967
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	79,365	83,573
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	119,054	124,099
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	132,921	139,659
Freddie Mac Pool FR ZM6410	4.000%	05/01/2048	58,100	60,623
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	373,280	389,806
Freddie Mac Pool FR ZM6780	4.000%	06/01/2048	96,716	100,809
Freddie Mac Pool FR ZM7661	4.000%	08/01/2048	425,954	457,053
Freddie Mac Pool FR ZS4785	4.000%	08/01/2048	1,741,078	1,806,523
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	24,751	26,136
Freddie Mac Pool FR ZT2104	2.500%	12/01/2033	304,997	307,979

59	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value

Ginnie Mae I Pool GN 784059		4.000%	01/15/2045	$ 239,554	$ 257,867
Ginnie Mae I Pool GN 784182		4.500%	08/15/2046	398,312	436,538
Ginnie Mae I Pool GN BB4357		4.000%	07/15/2047	319,649	340,512
Ginnie Mae I Pool GN BC7161		4.000%	08/15/2047	56,679	59,567
Ginnie Mae I Pool GN BD7109		4.000%	11/15/2047	62,720	66,119
Ginnie Mae I Pool GN BD7135		4.000%	12/15/2047	85,092	89,694
Ginnie Mae II Jumbo TBA	(d)	4.500%	10/15/2049	302,000	315,638
Ginnie Mae II Jumbo TBA	(d)	5.000%	10/15/2049	1,284,768	1,354,428
Ginnie Mae II Pool G2 BB9817		4.000%	08/20/2047	28,309	29,647
Ginnie Mae II Pool G2 BH3672		4.500%	05/20/2048	44,926	47,593
Ginnie Mae II Pool G2 BH3673		4.500%	05/20/2048	181,166	191,867
Ginnie Mae II Pool G2 MA5921		3.500%	05/20/2049	394,373	403,254
Ginnie Mae II Pool G2 MA5976		3.500%	06/20/2049	154,583	158,073

Total U.S. Government Agency Mortgage-Backed Securities (Cost $32,020,153)					$ 32,594,816

Purchased Options – 6.2%	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value

S&P 500 Index Call Option	29,767,400	December 2021	$2,800	100	$ 4,030,000
S&P 500 Index Call Option	13,395,330	December 2021	$2,850	45	1,675,350
S&P 500 Index Call Option	25,302,290	December 2021	$2,900	85	2,912,100
S&P 500 Index Call Option	13,395,330	December 2021	$3,000	45	1,282,500
S&P 500 Index Call Option	10,418,590	December 2021	$3,050	35	908,250
S&P 500 Index Call Option	7,441,850	December 2021	$3,100	25	585,250
S&P 500 Index Put Option	29,767,400	December 2021	$2,800	100	2,386,000
S&P 500 Index Put Option	13,395,330	December 2021	$2,850	45	1,151,550
S&P 500 Index Put Option	25,302,290	December 2021	$2,900	85	2,330,700
S&P 500 Index Put Option	13,395,330	December 2021	$3,000	45	1,425,780
S&P 500 Index Put Option	10,418,590	December 2021	$3,050	35	1,173,550
S&P 500 Index Put Option	7,441,850	December 2021	$3,100	25	894,750
SPDR S&P 500 ETF Trust Call Option	890,310	December 2020	$305	30	54,840
SPDR S&P 500 ETF Trust Call Option	3,264,470	December 2020	$310	110	170,940
SPDR S&P 500 ETF Trust Call Option	1,483,850	December 2021	$280	50	202,300
SPDR S&P 500 ETF Trust Call Option	2,225,775	December 2021	$285	75	283,575
SPDR S&P 500 ETF Trust Call Option	2,522,545	December 2021	$290	85	296,480
SPDR S&P 500 ETF Trust Call Option	2,196,098	December 2021	$295	74	233,100
SPDR S&P 500 ETF Trust Call Option	6,707,002	December 2021	$300	226	663,084
SPDR S&P 500 ETF Trust Put Option	890,310	December 2020	$305	30	75,090
SPDR S&P 500 ETF Trust Put Option	3,264,470	December 2020	$310	110	298,980
SPDR S&P 500 ETF Trust Put Option	1,483,850	December 2021	$280	50	119,000
SPDR S&P 500 ETF Trust Put Option	2,225,775	December 2021	$285	75	195,075
SPDR S&P 500 ETF Trust Put Option	2,522,545	December 2021	$290	85	231,710
SPDR S&P 500 ETF Trust Put Option	2,196,098	December 2021	$295	74	220,668
SPDR S&P 500 ETF Trust Put Option	6,707,002	December 2021	$300	226	718,002

Total Purchased Options (Cost $23,439,242)					$ 24,518,624

U.S. Treasury Obligations – 4.2%		Rate	Maturity	Face Amount	Value

U.S. Treasury Bill	(f)	0.000%	11/07/2019	$300,000	$ 299,418
U.S. Treasury Bill	(f)	0.000%	12/05/2019	300,000	299,035
U.S. Treasury Bill	(f)	0.000%	01/30/2020	300,000	298,204
U.S. Treasury Bill	(f)	0.000%	02/27/2020	250,000	248,155
U.S. Treasury Bill	(f)	0.000%	03/26/2020	300,000	297,382
U.S. Treasury Note		1.750%	07/31/2021	1,521,000	1,523,080
U.S. Treasury Note		2.875%	11/30/2023	291,000	306,255
U.S. Treasury Note		2.000%	05/31/2024	2,183,700	2,227,630
U.S. Treasury Note		1.750%	06/30/2024	657,000	662,672
U.S. Treasury Note		1.750%	07/31/2024	1,037,000	1,046,357
U.S. Treasury Note	(f)	2.250%	11/15/2024	1,865,000	1,926,487
U.S. Treasury Note		1.625%	02/15/2026	308,000	308,132
U.S. Treasury Note		1.375%	08/31/2026	93,000	91,507
U.S. Treasury Note		2.375%	05/15/2029	2,400,300	2,549,662
U.S. Treasury Note		1.625%	08/15/2029	491,000	488,871
U.S. Treasury Note		3.000%	02/15/2049	69,000	82,336
U.S. Treasury Note		2.875%	05/15/2049	560,000	653,669
U.S. Treasury Note		2.250%	08/15/2049	2,911,000	2,996,852

Total U.S. Treasury Obligations (Cost $16,164,925)					$ 16,305,704

60	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Asset-Backed / Mortgage-Backed Securities – 1.8%		Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY – 0.5%
Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I	(b)	4.194%	06/07/2049	$195,000	$ 199,458
Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I	(b)	4.723%	06/07/2049	99,000	102,623
DB Master Finance LLC 2019-1A A23	(b)	4.352%	05/20/2049	90,773	95,897
DB Master Finance LLC 2019-1A A2I	(b)	3.787%	05/20/2049	113,715	117,104
DB Master Finance LLC 2019-1A A2II	(b)	4.021%	05/20/2049	49,875	51,706
Domino’s Pizza Master Issuer LLC 2017-1A A2II	(b)	3.082%	07/25/2047	49,000	49,166
Domino’s Pizza Master Issuer LLC 2018-1A A2I	(b)	4.116%	07/25/2048	229,100	237,833
Domino’s Pizza Master Issuer LLC 2018-1A A2II	(b)	4.328%	07/25/2048	34,563	36,432
Jack In The Box Funding LLC 2019-1A A23	(b)	4.970%	08/25/2049	240,000	248,774
Jack In The Box Funding LLC 2019-1A A2I	(b)	3.982%	08/25/2049	240,000	244,056
Jack In The Box Funding LLC 2019-1A A2II	(b)	4.476%	08/25/2049	240,000	246,391
Wendy’s Funding LLC 2018-1A A2I	(b)	3.573%	03/15/2048	73,688	74,855
Wendy’s Funding LLC 2018-1A A2II	(b)	3.884%	03/15/2048	53,055	54,568

					1,758,863

FINANCIALS – 1.3%
AmeriCredit Automobile Receivables Trust 2015-3 D		3.340%	08/08/2021	383,000	384,216
Angel Oak Mortgage Trust I LLC 2018-2 A1	(b)	3.674%	07/27/2048	44,570	44,981
Arroyo Mortgage Trust 2018-1 A1	(b)	3.763%	04/25/2048	80,739	82,200
BAMLL Commercial Mortgage Securities Trust 2018-DSNY A	(b)	ML + 85	09/15/2034	144,000	143,639
BBCMS Mortgage Trust 2018-TALL A	(b)	ML + 72	03/15/2037	355,000	354,117
BBCMS Trust 2015-SRCH A2	(b)	4.197%	08/10/2035	210,000	236,191
BX Commercial Mortgage Trust 2018-IND A	(b)	ML + 75	11/15/2035	304,688	304,688
BXP Trust 2017-GM A	(b)	3.379%	06/13/2039	96,000	102,753
Chase Home Lending Mortgage Trust 2019-ATR2 A11	(b)	ML + 90	07/25/2049	52,753	52,960
Connecticut Avenue Securities Trust 2019-R03 1M2	(b)	ML + 215	09/25/2031	202,166	203,131
Connecticut Avenue Securities Trust 2019-R04 2M2	(b)	ML + 210	06/25/2039	75,000	75,276
Connecticut Avenue Securities Trust 2019-R05 1M2	(b)	ML + 200	07/25/2039	40,000	40,096
Drive Auto Receivables Trust 2017-AA D	(b)	4.160%	05/15/2024	101,000	102,627
Drive Auto Receivables Trust 2019-1 D		4.090%	06/15/2026	42,000	43,493
Fannie Mae Connecticut Avenue Securities 2014-C03 1M2		ML + 300	07/25/2024	153,022	160,663
Fannie Mae Connecticut Avenue Securities 2017-C02 2M1		ML + 115	09/25/2029	18,407	18,436
Fannie Mae Connecticut Avenue Securities 2017-C03 1M1		ML + 95	10/25/2029	15,843	15,868
Fannie Mae Connecticut Avenue Securities 2017-C06 1M1		ML + 75	02/25/2030	12,572	12,572
Fannie Mae Connecticut Avenue Securities 2017-C06 2M1		ML + 75	02/25/2030	7,736	7,736
Fannie Mae Connecticut Avenue Securities 2018-C01 1M1		ML + 60	07/25/2030	60,966	60,942
Fannie Mae Connecticut Avenue Securities 2018-C05 1M1		ML + 72	01/25/2031	11,320	11,325
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		ML + 200	03/25/2031	228,516	229,348
Fannie Mae REMICS FNR 2018-27 EA		3.000%	05/25/2048	294,321	302,617
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2		ML + 180	07/25/2030	133,563	133,563
JP Morgan Mortgage Trust 2019-5 A11	(b)	ML + 90	11/25/2049	39,227	39,281
JP Morgan Mortgage Trust 2019-6 A11	(b)	ML + 90	12/25/2049	93,368	93,622
JP Morgan Mortgage Trust 2019-7 A11	(b)	ML + 90	02/25/2050	101,000	100,804
JP Morgan Mortgage Trust 2019-LTV2 A11	(b)	ML + 90	12/25/2049	143,792	143,615
Mello Warehouse Securitization Trust 2018-W1 A	(b)	ML + 85	11/25/2051	500,000	500,227
New Residential Mortgage Loan Trust 2018-2A A1	(b)	4.500%	02/25/2058	94,722	99,040
OneMain Direct Auto Receivables Trust 2018-1A C	(b)	3.850%	10/14/2025	100,000	102,862
OneMain Direct Auto Receivables Trust 2018-1A D	(b)	4.400%	01/14/2028	100,000	103,524
Station Place Securitization Trust Series 2019-10 NT	(b)	2.944%	10/24/2020	482,000	482,000
Station Place Securitization Trust Series 2019-WL1 D	(b)	ML + 120	08/25/2052	36,000	36,030
Station Place Securitization Trust Series 2019-WL1 E	(b)	ML + 140	08/25/2052	72,000	72,059
Towd Point HE Trust 2019-HE1 A1	(b)	ML + 90	04/25/2048	128,126	128,140
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AJ		6.286%	05/15/2046	5,695	5,744
Wells Fargo Mortgage Backed Securities 2018-1 A17	(b)	3.500%	07/25/2047	91,103	92,103

					5,122,489

Total Asset-Backed / Mortgage-Backed Securities (Cost $6,797,522)					$ 6,881,352

Preferred Securities – 0.2%		Rate	Quantity	Value

INDUSTRIALS – 0.1%
General Electric Co. (Rate is fixed until 01/21/2021, at which point, the rate becomes QL + 333) (Industrial Conglomerates)	(c)	5.000%	575,000	$ 545,531

INFORMATION TECHNOLOGY – 0.1%
Broadcom, Inc. (Semiconductors & Equip.)		8.000%	339	347,606

Total Preferred Securities (Cost $880,149)				$ 893,137

61	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

Money Market Funds – 17.1%		Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.027%	(g)	58,809,932	$58,815,813
State Street Institutional U.S. Government Money Market Fund		8,172,130	8,172,130

Total Money Market Funds (Cost $66,989,308)			$66,987,943

Total Investments – 101.4% (Cost $341,840,488)	(h)		$397,507,308
Total TBA Sales Commitments – (0.5)% (see the following Schedule of TBA Sales Commitments)			(1,837,808)
Liabilities in Excess of Other Assets – (0.9)%	(f)		(3,474,268)

Net Assets – 100.0%			$392,195,232

Percentages are stated as a percent of net assets.

Abbreviations:

ML:	Monthly U.S. LIBOR Rate, 2.016% at 09/30/2019
QL:	Quarterly U.S. LIBOR Rate, 2.085% at 09/30/2019
SOFR:	Secured Overnight Financing Rate, 2.350% at 09/30/2019
TBA:	To Be Announced
UMBS:	Uniform Mortgage-Backed Security; the securities actually delivered on settlement of the TBA could be issued by Fannie Mae, Freddie Mac, or any combination thereof

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2019, the value of these securities totaled $16,987,640, or 4.3% of the Portfolio’s net assets.

(c)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2019.

(d)

To Be Announced (TBA) purchase commitment. At September 30, 2019, the value of these TBA purchase commitments totaled $6,581,427, or 1.7% of the Potfolio’s net assets. See also the following Schedule of TBA Sales Commitments for corresponding sales commitments and Note 2 of the Notes to Schedules of Investments for description of TBA transactions.

(e)	100 shares per contract.
(f)

Security is fully or partially pledged, in addition to $387,405 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2019. See also the following Schedule of Open Futures Contracts.

(g)	Rate represents the seven-day yield at September 30, 2019.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
10-Year U.S. Treasury Note - Long	1,684	December 19, 2019	$220,955,676	$219,446,250	$(1,509,426)	$(131,571)
U.S. Treasury Long Bond - Long	59	December 19, 2019	9,669,229	9,576,438	(92,791)	(1,844)
CME E-mini S&P 500 Index - Long	394	December 20, 2019	59,143,813	58,676,450	(467,363)	313,620

			$289,768,718	$287,699,138	$(2,069,580)	$180,205

The accompanying notes are an integral part of these financial statements.

Schedule of TBA Sales Commitments	September 30, 2019 (Unaudited)

Description	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA Sale Commitment	4.000%	10/15/2049	$1,770,852	$(1,837,808)

Total TBA Sales Commitments (Proceeds $1,834,929)				$(1,837,808)

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2019 (Unaudited)

Open-End Mutual Funds – 67.1%		Shares	Value

DFA International Core Equity Portfolio Institutional		120,821	$1,536,839
PIMCO Low Duration Institutional		856,002	8,423,063
PIMCO Real Return Institutional		1,026,473	11,475,972
PIMCO Total Return Institutional		1,238,736	13,019,111
Western Asset Core Plus Bond IS		1,393,765	16,850,625

Total Open-End Mutual Funds			$51,305,610

Total Investments in Securities of Unaffiliated Issuers – 67.1% (Cost $49,928,822)	(a)		$51,305,610
Total Investments in Affiliates – 32.9% (Cost $23,267,359) (see schedule below)	(a)		25,209,869
Liabilities in Excess of Other Assets – 0.0%			(31,765)

Net Assets – 100.0%			$76,483,714

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Transfers	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2019	Value at September 30, 2019
Open-End Mutual Funds – 32.9%
ON Bond Portfolio	(a)(b)	$5,557,747	$ 429,101	$ —	$1,314,652	$ 33,269	$ 642,083	$ —	$ —	276,788	$ 5,347,548
ON Federated High Income Bond Portfolio	(a)(b)	5,470,926	524,699	—	1,254,684	333,866	272,741	—	—	255,253	5,347,548
ON Federated Strategic Value Dividend Portfolio	(a)(b)	2,307,819	376,494	—	700,125	44,497	263,121	—	—	122,819	2,291,806
ON International Equity Portfolio	(a)(b)	1,572,159	236,877	—	484,926	(34,628)	238,389	—	—	102,749	1,527,871
ON Janus Henderson Venture Portfolio	(a)(b)	767,825	187,868	—	333,429	6,323	135,348	—	—	20,788	763,935
ON S&P 500® Index Portfolio	(a)(b)	8,441,448	1,616,495	—	3,252,259	286,626	1,310,980	—	—	248,765	8,403,290
ON S&P MidCap 400® Index Portfolio	(a)(b)	1,525,495	361,865	—	620,376	1,310	259,577	—	—	84,180	1,527,871

Total Open-End Mutual Funds						$671,263	$3,122,239	$ —	$ —		$25,209,869

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2019.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2019 (Unaudited)

Open-End Mutual Funds – 52.6%		Shares	Value

DFA Emerging Markets Portfolio Institutional		130,731	$ 3,464,378
DFA International Core Equity Portfolio Institutional		540,256	6,872,049
PIMCO Low Duration Institutional		1,855,865	18,261,714
PIMCO Real Return Institutional		1,836,007	20,526,561
PIMCO Total Return Institutional		2,823,891	29,679,094
Vanguard International Growth Fund Admiral Class		24,988	2,277,370
Western Asset Core Plus Bond IS		3,210,634	38,816,566

Total Open-End Mutual Funds			$119,897,732

Total Investments in Securities of Unaffiliated Issuers – 52.6% (Cost $117,162,014)	(a)		$119,897,732
Total Investments in Affiliates – 47.4% (Cost $102,562,967) (see schedule below)	(a)		108,175,075
Liabilities in Excess of Other Assets – 0.0%			(100,043)

Net Assets – 100.0%			$227,972,764

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Transfers	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2019	Value at September 30, 2019
Open-End Mutual Funds –47.4%
Fidelity Advisor® Mid Cap II Class I	(a)	$4,511,453	$640,692	$—	$5,578,659	$(576,078)	$1,002,592	$—	$136,771	—	$—
Fidelity Advisor® Real Estate I	(b)	2,260,163	340,523	—	848,961	(23,253)	548,898	19,161	—	94,028	2,277,370
ON BlackRock Advantage Large Cap Core Portfolio	(b)(c)	—	12,686	5,670,303	93,947	(155,799)	(878,503)	—	—	148,994	4,554,740
ON Bond Portfolio	(b)(c)	14,429,925	417,448	—	2,940,362	82,666	1,674,543	—	—	707,258	13,664,220
ON Equity Portfolio	(a)	6,856,092	892,543	(5,670,303)	3,387,858	659,120	650,406	39,495	576,600	—	—
ON Federated High Income Bond Portfolio	(b)(c)	14,266,409	242,765	—	2,417,831	1,013,983	558,894	—	—	652,230	13,664,220
ON Federated Strategic Value Dividend Portfolio	(b)(c)	11,658,209	739,859	—	2,552,574	1,900,584	(359,228)	—	—	610,228	11,386,850
ON International Equity Portfolio	(b)(c)	14,354,319	653,345	—	6,083,760	(813,953)	2,138,214	—	—	689,184	10,248,165
ON Janus Henderson Enterprise Portfolio	(b)(c)	2,315,876	212,904	—	852,467	20,187	580,870	—	—	47,445	2,277,370
ON Janus Henderson Forty Portfolio	(b)(c)	2,315,481	212,849	—	783,297	21,569	510,768	—	—	87,022	2,277,370
ON Janus Henderson Venture Portfolio	(b)(c)	2,264,567	339,586	—	757,803	10,037	420,983	—	—	61,969	2,277,370
ON Nasdaq-100® Index Portfolio	(b)(c)	4,605,428	518,721	—	1,569,959	9,552	990,998	—	—	222,944	4,554,740
ON S&P 500® Index Portfolio	(b)(c)	27,742,673	4,581,054	—	8,477,404	1,271,972	4,487,515	—	—	876,430	29,605,810
ON S&P MidCap 400® Index Portfolio	(b)(c)	6,777,920	5,454,857	—	2,139,997	(178,445)	1,472,515	—	—	627,375	11,386,850

Total Open-End Mutual Funds						$3,242,142	$13,799,465	$58,656	$713,371		$108,175,075

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” during the nine-month period ended September 30, 2019, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2019.

(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2019 (Unaudited)

Open-End Mutual Funds – 42.6%		Shares	Value

DFA Emerging Markets Portfolio Institutional		1,250,134	$33,128,561
DFA International Core Equity Portfolio Institutional		3,443,811	43,805,281
Lazard Emerging Markets Equity Class R6		966,293	16,330,345
PIMCO Low Duration Institutional		7,762,858	76,386,522
PIMCO Real Return Institutional		6,826,465	76,319,874
PIMCO Total Return Institutional		10,384,099	109,136,886
Vanguard International Growth Fund Admiral Class		358,357	32,660,689
Western Asset Core Plus Bond IS		6,319,827	76,406,712

Total Open-End Mutual Funds			$464,174,870

Total Investments in Securities of Unaffiliated Issuers – 42.6% (Cost $460,971,651)	(a)		$464,174,870
Total Investments in Affiliates – 57.4% (Cost $595,567,198) (see schedule below)	(a)		625,996,534
Liabilities in Excess of Other Assets – 0.0%			(336,177)

Net Assets – 100.0%			$1,089,835,227

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Transfers	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2019	Value at September 30, 2019
Open-End Mutual Funds – 57.4%
Fidelity Advisor® Mid Cap II Class I	(a)	$33,130,964	$2,340,389	$—	$38,552,582	$(3,608,766)	$6,689,995	$—	$996,841	—	$—
Fidelity Advisor® Real Estate I	(b)	11,117,605	1,070,717	—	3,842,038	34,664	2,505,948	92,624	—	449,500	10,886,896
ON BlackRock Advantage Large Cap Core Portfolio	(b)(c)	32,873,140	9,757	29,007,430	37,838,345	2,916,577	(5,194,766)	—	—	712,260	21,773,793
ON BlackRock Advantage Large Cap Growth Portfolio	(b)(c)	—	22,796,515	—	1,090,120	17,536	49,862	—	—	839,067	21,773,793
ON BlackRock Advantage Small Cap Growth Portfolio	(b)(c)	—	12,121,096	11,367,808	742,125	(1,718)	(971,268)	—	—	779,584	21,773,793
ON Bond Portfolio	(b)(c)	46,653,347	751,081	—	9,580,203	681,518	5,041,843	—	—	2,254,016	43,547,586
ON ClearBridge Small Cap Portfolio	(a)	21,582,749	2,671,685	(11,367,808)	16,553,780	3,598,966	68,188	24,745	631,636	—	—
ON Equity Portfolio	(a)	33,632,658	3,144,033	(29,007,412)	16,116,116	6,068,564	2,278,273	189,305	2,763,696	—	—
ON Federated High Income Bond Portfolio	(b)(c)	46,073,588	101,595	—	7,719,146	4,136,074	955,475	—	—	2,078,644	43,547,586
ON Federated Strategic Value Dividend Portfolio	(b)(c)	68,460,865	1,584,327	—	13,681,359	6,513,318	2,444,227	—	—	3,500,610	65,321,378
ON International Equity Portfolio	(b)(c)	104,680,132	1,910,423	—	35,837,455	(4,411,930)	15,310,553	—	—	5,491,037	81,651,723
ON Janus Henderson Enterprise Portfolio	(b)(c)	11,370,364	377,565	—	3,779,928	96,438	2,822,457	—	—	226,810	10,886,896
ON Janus Henderson Forty Portfolio	(b)(c)	11,381,204	11,915,126	—	7,050,601	214,209	5,313,855	—	—	832,014	21,773,793
ON Nasdaq-100® Index Portfolio	(b)(c)	22,571,601	1,107,902	—	6,765,274	495,276	4,364,288	—	—	1,065,776	21,773,793
ON S&P 500® Index Portfolio	(b)(c)	147,536,690	15,311,164	—	40,480,023	6,945,940	23,102,778	—	—	4,512,035	152,416,540
ON S&P MidCap 400® Index Portfolio	(b)(c)	77,497,515	37,836,209	—	20,533,787	(887,525)	14,956,552	—	—	5,998,290	108,868,964

Total Open-End Mutual Funds						$22,809,141	$79,738,260	$306,674	$4,392,173		$625,996,534

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” during the nine-month period ended September 30, 2019, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2019.

(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2019 (Unaudited)

Open-End Mutual Funds – 28.4%		Shares	Value

DFA Emerging Markets Portfolio Institutional		2,160,166	$57,244,408
DFA International Core Equity Portfolio Institutional		8,926,126	113,540,324
Lazard Emerging Markets Equity Class R6		2,226,300	37,624,472
PIMCO Low Duration Institutional		4,407,386	43,368,679
PIMCO Real Return Institutional		1,685,115	18,839,583
Vanguard International Growth Fund Admiral Class		825,641	75,248,945
Western Asset Core Plus Bond IS		15,600,432	188,609,218

Total Open-End Mutual Funds			$534,475,629

Total Investments in Securities of Unaffiliated Issuers – 28.4% (Cost $548,299,516)	(a)		$534,475,629
Total Investments in Affiliates – 71.7% (Cost $1,300,992,756) (see schedule below)	(a)		1,348,837,336
Liabilities in Excess of Other Assets – (0.1)%			(948,328)

Net Assets – 100.0%			$1,882,364,637

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Transfers	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2019	Value at September 30, 2019
Open-End Mutual Funds – 71.7%
Fidelity Advisor® Mid Cap II Class I	(a)	$76,368,521	$3,353,646	$—	$86,639,233	$(8,928,633)	$15,845,699	$—	$2,308,521	—	$—
Fidelity Advisor® Real Estate I	(b)	19,006,606	1,764,275	—	6,314,865	(40,049)	4,396,269	159,720	—	776,723	18,812,236
ON BlackRock Advantage Large Cap Core Portfolio	(b)(c)	56,954,349	11,906	54,241,941	27,898,146	11,228,803	(19,289,908)	—	—	2,461,529	75,248,945
ON BlackRock Advantage Large Cap Growth Portfolio	(b)(c)	57,212,499	1,690,884	—	16,419,589	14,327,765	(374,850)	—	—	2,174,825	56,436,709
ON BlackRock Advantage Small Cap Growth Portfolio	(b)(c)	—	41,662,205	23,727,075	2,747,822	19,242	(6,223,991)	—	—	2,020,648	56,436,709
ON Bond Portfolio	(b)(c)	49,026,543	2,130,744	—	10,294,087	665,100	5,502,291	—	—	2,434,296	47,030,591
ON ClearBridge Small Cap Portfolio	(a)	18,657,039	2,739,250	(23,727,075)	4,317,105	6,220,751	427,140	42,744	1,091,049	—	—
ON Equity Portfolio	(a)	58,042,295	5,120,948	(54,241,941)	27,374,633	14,433,358	4,019,973	327,003	4,773,981	—	—
ON Federated High Income Bond Portfolio	(b)(c)	38,972,697	482,436	—	6,191,005	3,963,751	396,593	—	—	1,795,917	37,624,472
ON Federated Strategic Value Dividend Portfolio	(b)(c)	136,023,700	4,916,395	—	27,152,913	14,440,862	3,457,609	—	—	7,057,109	131,685,653
ON International Equity Portfolio	(b)(c)	216,202,907	1,763,129	—	55,068,833	(5,881,195)	31,106,354	—	—	12,651,134	188,122,362
ON Janus Henderson Enterprise Portfolio	(b)(c)	19,601,630	180,734	—	5,985,217	203,980	4,811,109	—	—	391,922	18,812,236
ON Janus Henderson Forty Portfolio	(b)(c)	58,733,759	20,349,200	—	22,215,222	875,650	17,505,558	—	—	2,875,390	75,248,945
ON Janus Henderson Venture Portfolio	(b)(c)	80,707,688	3,027,506	—	57,500,470	13,745,122	1,407,074	—	—	1,126,175	41,386,920
ON Nasdaq-100® Index Portfolio	(b)(c)	77,556,500	1,571,041	—	20,585,507	1,873,780	14,833,131	—	—	3,683,257	75,248,945
ON S&P 500® Index Portfolio	(b)(c)	312,123,952	20,866,731	—	75,723,627	17,286,773	45,254,186	—	—	9,467,378	319,808,015
ON S&P MidCap 400® Index Portfolio	(b)(c)	134,046,140	78,927,069	—	30,528,495	(2,406,962)	26,896,846	—	—	11,401,355	206,934,598

Total Open-End Mutual Funds						$82,028,098	$149,971,083	$529,467	$8,173,551		$1,348,837,336

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio (Continued)

Schedule of Investments in Affiliates	September 30, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” during the nine-month period ended September 30, 2019, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2019.

(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2019 (Unaudited)

Open-End Mutual Funds – 19.6%		Shares	Value

DFA Emerging Markets Portfolio Institutional.		556,022	$14,734,574
DFA International Core Equity Portfolio Institutional		2,297,697	29,226,714
Lazard Emerging Markets Equity Class R6		614,037	10,377,226
Vanguard International Growth Fund Admiral Class		227,721	20,754,453
Western Asset Core Plus Bond IS		516,334	6,242,482

Total Open-End Mutual Funds			$81,335,449

Total Investments in Securities of Unaffiliated Issuers – 19.6% (Cost $87,467,265)	(a)		$81,335,449
Total Investments in Affiliates – 80.5% (Cost $319,141,793) (see schedule below)	(a)		334,146,682
Liabilities in Excess of Other Assets – (0.1)%			(280,615)

Net Assets – 100.0%			$415,201,516

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Transfers	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2019	Value at September 30, 2019
Open-End Mutual Funds –80.5%
Fidelity Advisor® Mid Cap II Class I	(a)	$16,756,248	$576,019	$—	$18,821,752	$(2,082,836)	$3,572,321	$—	$511,082	—	$—
Fidelity Advisor® Real Estate I	(b)	4,171,062	383,880	—	1,358,791	(16,921)	971,661	35,393	—	171,383	4,150,891
ON BlackRock Advantage Large Cap Core Portfolio	(b)(c)	16,684,342	9,848	11,120,471	7,049,146	3,036,212	(3,047,275)	—	—	678,916	20,754,452
ON BlackRock Advantage Large Cap Growth Portfolio	(b)(c)	12,570,572	202,198	—	3,372,666	2,872,326	180,241	—	—	479,872	12,452,671
ON BlackRock Advantage Small Cap Growth Portfolio	(b)(c)	—	9,276,057	12,049,590	582,535	2,870	(2,066,975)	—	—	668,779	18,679,007
ON Bond Portfolio	(b)(c)	4,275,363	312,205	—	980,764	40,452	503,634	—	—	214,849	4,150,890
ON ClearBridge Small Cap Portfolio	(a)	10,226,333	1,337,670	(12,049,590)	2,091,598	2,100,957	476,228	23,620	602,905	—	—
ON Equity Portfolio	(a)	8,457,091	1,153,705	(11,120,471)	1,687,154	2,369,235	827,594	72,293	1,055,423	—	—
ON Federated High Income Bond Portfolio	(b)(c)	4,246,399	106,881	—	679,932	332,859	144,684	—	—	198,133	4,150,891
ON Federated Strategic Value Dividend Portfolio	(b)(c)	29,630,978	1,482,020	—	5,969,453	2,266,459	1,646,229	—	—	1,557,140	29,056,233
ON International Equity Portfolio	(b)(c)	55,656,074	327,143	—	12,821,406	(1,323,867)	7,972,742	—	—	3,349,743	49,810,686
ON Janus Henderson Enterprise Portfolio	(b)(c)	4,289,634	13,588	—	1,251,822	47,418	1,052,072	—	—	86,477	4,150,890
ON Janus Henderson Forty Portfolio	(b)(c)	17,129,289	4,329,510	—	5,708,092	243,947	4,759,798	—	—	793,063	20,754,452
ON Janus Henderson Venture Portfolio	(b)(c)	25,305,964	700,594	—	14,108,474	3,458,804	1,246,674	—	—	451,798	16,603,562
ON Nasdaq-100® Index Portfolio	(b)(c)	29,738,185	376,442	—	7,469,334	417,252	5,993,688	—	—	1,422,234	29,056,233
ON S&P 500® Index Portfolio	(b)(c)	72,479,169	674	—	15,528,855	3,465,073	10,149,077	—	—	2,088,962	70,565,138
ON S&P MidCap 400® Index Portfolio	(b)(c)	33,609,521	17,191,003	—	7,050,768	100,348	5,960,582	—	—	2,744,390	49,810,686

Total Open-End Mutual Funds						$17,330,588	$40,342,975	$131,306	$2,169,410		$334,146,682

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” during the nine-month period ended September 30, 2019, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2019.

(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “40 Act”). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-one separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

∎

ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.

∎	ON BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

∎	ON International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of foreign companies.

∎	ON Foreign Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in foreign securities.

∎	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

∎	ON Janus Henderson Venture Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies.

∎

ON Janus Henderson Enterprise Portfolio – Long-term total return by investing, under normal circumstances, at least 50% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

∎

ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor’s 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in securities included in the S&P 500® Index.

∎	ON Federated Strategic Value Dividend Portfolio – Growth of capital and income by investing primarily in high dividend paying common stocks with dividend growth potential.

∎

ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as “junk bonds”. The Portfolio’s investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody’s.

∎

ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.

∎

ON BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

∎

ON BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000 Index for the previous 12 months.

∎

ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the securities included in the S&P MidCap 400® Index.

∎

ON BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000 Growth Index for the previous 12 months.

∎

ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

∎

ON Conservative Model Portfolio* – Current income and preservation of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 0-25%, International Equity 0-10%, and Fixed Income 65-90%.

69	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

∎

ON Moderately Conservative Model Portfolio* – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

∎

ON Balanced Model Portfolio* – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

∎

ON Moderate Growth Model Portfolio* – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

∎

ON Growth Model Portfolio* – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

*	Collectively, the “ON Model Portfolios”.

The names presented above reflect the current Portfolio names. Effective May 1, 2019, several Portfolios of the Fund underwent name changes. The changes, approved by the Fund’s Board of Directors (the “Board”), are detailed below:

Portfolio Name Prior to May 1, 2019	Current Portfolio Name
ON Omni Portfolio	ON BlackRock Balanced Allocation Portfolio
ON Bristol Portfolio	ON BlackRock Advantage Large Cap Core Portfolio
ON Bryton Growth Portfolio	ON BlackRock Advantage Small Cap Growth Portfolio
ON Bristol Growth Portfolio	ON BlackRock Advantage Large Cap Growth Portfolio

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Effective September 15, 2018 and March 16, 2018, respectively, ONLIC and NSLA no longer market, nor issue, variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 1.55 billion of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares

ON Bond	40,000,000
ON BlackRock Balanced Allocation	95,000,000
ON International Equity	90,000,000
ON Foreign	22,000,000
ON Janus Henderson Forty	24,000,000
ON Janus Henderson Venture	30,000,000
ON Janus Henderson Enterprise	21,000,000
ON S&P 500® Index	90,000,000
ON Federated Strategic Value Dividend	75,000,000
ON Federated High Income Bond	45,000,000
ON Nasdaq-100® Index	50,000,000

Portfolio	Authorized Shares

ON BlackRock Advantage Large Cap Core	73,000,000
ON BlackRock Advantage Small Cap Growth	30,000,000
ON S&P MidCap 400® Index	50,000,000
ON BlackRock Advantage Large Cap Growth	30,000,000
ON Risk Managed Balanced	85,000,000
ON Conservative Model	30,000,000
ON Moderately Conservative Model	70,000,000
ON Balanced Model	200,000,000
ON Moderate Growth Model	300,000,000
ON Growth Model	100,000,000

70	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

The Board periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).

Over-the-counter traded American Depositary Receipts (“ADRs”) may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, bank loans, and other asset-backed instruments are not actively traded on a daily basis. As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations that the holders of securities would receive in an orderly transaction under current market conditions. The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news. Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche. The last trade or last evaluated bid may be used if an evaluated bid price is not available.

U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price will generally be used for valuation purposes.

Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).

71	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2019:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds	$—	$238,673,511	$—
	Asset-Backed Securities	—	7,951,258	—
	Sovereign Issues	—	3,090,000	—
	Money Market Funds	810,323	—	—

		$810,323	$249,714,769	$—

ON BlackRock Balanced Allocation	Common Stocks	$373,119,228	$—	$—
	Corporate Bonds	—	138,576,943	—
	U.S. Treasury Obligations	—	6,075,469	—
	Asset-Backed Securities	—	1,303,475	—
	Money Market Funds	25,932,321	—	—

		$399,051,549	$145,955,887	$—

	Futures Contracts	$(56,388)	$—	$—

ON International Equity	Common Stocks	$62,077,674	$377,735,876	$—
	Preferred Securities	—	10,049,486	—
	Money Market Funds	10,688,616	—	—

		$72,766,290	$387,785,362	$—

ON Foreign	Common Stocks	$5,015,485	$41,077,091	$—
	Money Market Funds	1,420,207	—	—

		$6,435,692	$41,077,091	$—

72	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Janus Henderson Forty	Common Stocks	$181,548,388	$—	$—
	Money Market Funds	3,908,480	—	—

		$185,456,868	$—	$—

ON Janus Henderson Venture	Common Stocks	$154,911,952	$931,142	$—
	Master Limited Partnerships	3,409,023	—	—
	Money Market Funds	1,242,230	—	—

		$159,563,205	$931,142	$—

ON Janus Henderson Enterprise	Common Stocks	$102,528,807	$1,445,129	$—
	Money Market Funds	1,868,472	—	—

		$104,397,279	$1,445,129	$—

ON S&P 500® Index	Common Stocks	$1,145,576,352	$—	$—
	U.S. Treasury Obligations	—	397,533	—
	Money Market Funds	5,119,680	—	—

		$1,150,696,032	$397,533	$—

	Futures Contracts	$(71,988)	$—	$—

ON Federated Strategic Value Dividend	Common Stocks	$262,868,270	$46,204,322	$—
	Money Market Funds	4,248,646	—	—

		$267,116,916	$46,204,322	$—

ON Federated High Income Bond	Corporate Bonds	$—	$188,869,654	$—
	Common Stocks	233,295	—	—
	Money Market Funds	5,806,761	—	—

		$6,040,056	$188,869,654	$—

ON Nasdaq-100® Index	Common Stocks	$327,876,295	$—	$—
	U.S. Treasury Obligations	—	159,013	—
	Money Market Funds	1,864,162	—	—

		$329,740,457	$159,013	$—

	Futures Contracts	$(32,355)	$—	$—

ON BlackRock Advantage Large Cap Core	Common Stocks	$411,884,766	$—	$—
	Money Market Funds	5,461,163	—	—

		$417,345,929	$—	$—

	Futures Contracts	$(57,352)	$—	$—

ON BlackRock Advantage Small Cap Growth	Common Stocks	$188,834,736	$—	$—
	Money Market Funds	3,425,659	—	—

		$192,260,395	$—	$—

	Futures Contracts	$(108,819)	$—	$—

ON S&P MidCap 400® Index	Common Stocks	$433,834,698	$—	$—
	U.S. Treasury Obligations	—	198,775	—
	Money Market Funds	2,024,717	—	—

		$435,859,415	$198,775	$—

	Futures Contracts	$(24,576)	$—	$—

ON BlackRock Advantage Large Cap Growth	Common Stocks	$106,448,488	$—	$—
	Money Market Funds	1,583,771	—	—

		$108,032,259	$—	$—

	Futures Contracts	$(16,680)	$—	$—

73	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Risk Managed Balanced	Common Stocks	$191,013,145	$—	$—
	Corporate Bonds	—	58,312,587	—
	U.S. Government Agency Mortgage-Backed Securities	—	32,594,816	—
	Purchased Options	5,085,164	19,433,460	—
	U.S. Treasury Obligations	—	16,305,704	—
	Asset-Backed / Mortgage-Backed
	Securities	—	6,881,352	—
	Preferred Securities	347,606	545,531	—
	Money Market Funds	66,987,943	—	—

		$263,433,858	$134,073,450	$—

	Futures Contracts	$(2,069,580)	$—	$—

	TBA Sales Commitments	$—	$(1,837,808)	$—

ON Conservative Model	Open-End Mutual Funds	$76,515,479	$—	$—

ON Moderately Conservative Model	Open-End Mutual Funds	$228,072,807	$—	$—

ON Balanced Model	Open-End Mutual Funds	$1,090,171,404	$—	$—

ON Moderate Growth Model	Open-End Mutual Funds	$1,883,312,965	$—	$—

ON Growth Model	Open-End Mutual Funds	$415,482,131	$—	$—

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. The ON International Equity and ON Foreign Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

74	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

The Fund satisfies its distribution requirements, as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, by using consent dividends and/or cash distributions. The consent dividends, when authorized, become taxable to the Fund’s shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or recognized. The Board’s intent is that the Fund will not distribute any realized gain distributions (consent or otherwise) until any applicable capital loss carryforwards have been offset or expired.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland. The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

TBA Commitments

To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

75	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

Mortgage Dollar Rolls

A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.

Bank Loans

A Portfolio may invest in bank loans, which represent an interest in amounts owned by a borrower to a syndicate of lenders. Bank loans are generally non-investment grade and often involve borrowers whose financial condition is highly leveraged. Transactions in bank loans may settle on a delayed basis, which could result in proceeds from the sale not being readily available for a Portfolio to make additional investments or meet its redemption obligations. Bank loans are typically senior in the corporate capital structure of the borrower. Bank loans generally pay interest at variable rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”). Bank loans may involve foreign borrowers, and investments may be denominated in foreign currencies. While the Portfolios expect to invest in fully funded term loans, certain of the loans in which the Portfolios invest may include revolving loans, bridge loans, and delayed draw term loans. These investments are treated as fixed income securities for valuation purposes.

Bank loans may be acquired through either an assignment or a participation. In a participation, a Portfolio would have a contractual relationship with the lender, not with the borrower, and the lender would remain the official holder of the loan, with the participant owning the rights to the amount purchased. As such, the Portfolio would not only assume the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Portfolio and the borrower. In contrast, in an assignment, a Portfolio would become a direct signatory to the loan and receive interest and principal payments directly from the administrative agent. The ON Risk Managed Balanced Portfolio and the ON Federated High Income Bond Portfolio were the only Portfolios to hold bank loans during the nine-month period ended September 30, 2019, and all bank loans were held via assignment.

New Accounting Pronouncements and Regulations

In March 2017, the Financial Accounting Standards Board (the “FASB”) issued ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. This ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s management has evaluated the impact of the amendment and has concluded that there is no significant impact on the Fund’s financial statements.

In August 2018, the FASB issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Fund has early-adopted the removal of the disclosure of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, as well as the policy for timing of transfers between levels. The Fund’s management is currently evaluating the impact of the other modifications of this ASU on the Fund’s financial statements.

Subsequent Events

At a meeting held on November 14, 2019, the Board, including a majority of the Directors who are not “interested persons” of the Fund (the “Independent Directors”), approved a sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) to become the sub-adviser for the ON International Equity, ON Foreign and ON Federated Strategic Value Dividend Portfolios, effective December 6, 2019. The investment objectives for the ON International Equity and ON Foreign Portfolios will remain unchanged. The investment objective for the ON Federated Strategic Value Dividend Portfolio will be changed and, therefore, the Portfolio will be renamed to the ON BlackRock Advantage Large Cap Value Portfolio.

In connection with the change in sub-adviser to the three Portfolios, the Board approved revisions of the annualized advisory and sub-advisory fee schedules, also effective December 6, 2019. The revised advisory fee breakpoints for the ON BlackRock Advantage Large Cap Value Portfolio, based on the Portfolio’s daily net assets, will be 0.67% of the first $500 million in net assets and 0.65% on all net assets over $500 million. The revised advisory fee breakpoints for the ON International Equity and ON Foreign Portfolios, based on each Portfolio’s daily net assets, will be 0.72% of the first $200 million in net assets and 0.70% on all net assets over $200 million.

76	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

The Board also approved, in this meeting, the addition of five Portfolios that are planned to commence operations in 2020.

Management of the Fund has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. When a Portfolio writes an option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases an option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500 Index during the nine-month period ended September 30, 2019. These instruments were used by the Risk Management Component of the Risk Managed Balanced Portfolio to provide for that Portfolio’s stated risk management strategy.

Written and purchased options are non-income producing securities.

77	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio’s operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party’s position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

Portions of certain Portfolios’ cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2019 as collateral for the Portfolios’ futures contracts. The futures contracts, except those held by the ON Risk Managed Balanced Portfolio, were used by the Portfolios for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the ON Risk Managed Balanced Portfolio, these futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. There were other futures contracts that were executed and closed in those Portfolios during the nine-month period ended September 30, 2019. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2019.

78	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

(4)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at September 30, 2019 for federal income tax purposes.

	ON Bond	ON BlackRock Balanced Allocation	ON International Equity	ON Foreign	ON Janus Henderson Forty	ON Janus Henderson Venture
Gross unrealized:
Appreciation	$13,492,088	$30,177,974	$51,090,831	$2,042,702	$31,248,479	$45,269,424
Depreciation	(385,175)	(6,516,356)	(51,148,450)	(8,463,725)	(3,805,653)	(10,931,853)

Net unrealized appreciation (depreciation)	$13,106,913	$23,661,618	$(57,619)	$(6,421,023)	$27,442,826	$34,337,571

Aggregate cost of investments:	$237,418,179	$521,289,430	$460,609,271	$53,933,806	$158,014,042	$126,156,776

	ON Janus Henderson Enterprise	ON S&P 500® Index	ON Federated Strategic Value Dividend	ON Federated High Income Bond	ON Nasdaq-100® Index	ON BlackRock Advantage Large Cap Core
Gross unrealized:
Appreciation	$16,955,435	$261,111,578	$22,514,518	$5,803,218	$78,007,270	$22,051,358
Depreciation	(3,660,493)	(52,414,850)	(27,420,988)	(8,680,608)	(9,698,396)	(7,991,515)

Net unrealized appreciation (depreciation)	$13,294,942	$208,696,728	$(4,906,470)	$(2,877,390)	$68,308,874	$14,059,843

Aggregate cost of investments:	$92,547,466	$942,324,850	$318,227,708	$197,787,100	$261,558,241	$403,228,734

	ON BlackRock Advantage Small Cap Growth	ON S&P MidCap 400® Index	ON BlackRock Advantage Large Cap Growth	ON Risk Managed Balanced	ON Conservative Model	ON Moderately Conservative Model
Gross unrealized:
Appreciation	$13,085,553	$30,137,782	$8,946,194	$60,099,146	$3,405,534	$10,579,574
Depreciation	(13,961,746)	(27,472,826)	(3,231,393)	(7,996,368)	(2,933,506)	(15,086,948)

Net unrealized appreciation (depreciation)	$(876,193)	$2,664,956	$5,714,801	$52,102,778	$472,028	$(4,507,374)

Aggregate cost of investments:	$193,027,769	$433,368,658	$102,300,777	$343,334,949	$76,043,451	$232,580,181

	ON Balanced Model	ON Moderate Growth Model	ON Growth Model
Gross unrealized:
Appreciation	$50,715,918	$90,095,339	$22,476,718
Depreciation	(103,497,574)	(253,680,792)	(63,406,318)

Net unrealized appreciation (depreciation)	$(52,781,656)	$(163,585,453)	$(40,929,600)

Aggregate cost of investments:	$1,142,953,060	$2,046,898,418	$456,411,731

(5)	Portfolio Reorganizations

At meetings held on May 16, 2019 and June 19, 2019, the Board approved reorganizations pursuant to which the assets of each of the ON Equity and ON Capital Appreciation Portfolios, ON ICON Balanced Portfolio, and ON ClearBridge Small Cap Portfolio (the “Target Portfolios”) would be acquired, and each of the Portfolio’s liabilities would be assumed, by the Portfolio (the “Survivor Portfolio”) listed opposite the Target Portfolio(s) in the chart below in exchange for shares of the Survivor Portfolio. The reorganizations were consummated effective as of the end of business on August 23, 2019.

Target Portfolios	To be reorganized into	Survivor Portfolios
ON Equity, ON Capital Appreciation	->	ON BlackRock Advantage Large Cap Core
ON ICON Balanced	->	ON BlackRock Balanced Allocation
ON ClearBridge Small Cap	->	ON BlackRock Advantage Small Cap Growth

79	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

The combination of assets for each reorganization presented opportunities for operational efficiencies, which should translate to a decrease in the rate of future expenses borne by the shareholders of the Survivor Portfolios. It is anticipated that no gain or loss for federal income tax purposes will be recognized by Portfolio shareholders as a result of the reorganizations. All fees and expenses incurred directly as a result of the reorganizations were borne by ONI.

Pursuant to the reorganizations, the shares of each Target Portfolio were liquidated, and shares of each Survivor Portfolio were distributed to the Target Portfolio shareholders at the same aggregate dollar value as those of the Target Portfolio. For financial reporting purposes, assets received and shares issued by the Survivor Portfolios were recorded at fair value; however, the cost basis of the investments received from the Target Portfolios were carried forward to align with ongoing reporting of the Survivor Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The liquidation of Target Portfolio shares and distribution of Survivor Portfolio shares resulting from the reorganizations are summarized below:

Target Portfolios prior to the reorganizations:

	ON Equity	ON Capital Appreciation	ON ICON Balanced	ON ClearBridge Small Cap

Investment portfolio fair value	$223,035,288	$89,148,174	$460,592,643	$113,322,189
Investment portfolio cost	$224,887,233	$91,889,534	$431,725,518	$112,226,496
Net assets	$223,245,270	$89,333,028	$462,055,756	$113,327,536
Net asset value (per share, extended)	$35.7255	$39.8373	$21.4979	$54.6402
Shares	6,248,906	2,242,446	21,493,028	2,074,069

Survivor Portfolios prior to the reorganizations:

	ON BlackRock Advantage Large Cap Core	ON BlackRock Balanced Allocation	ON BlackRock Advantage Small Cap Growth

Investment portfolio fair value	$94,021,654	$55,607,905	$ 78,723,068
Investment portfolio cost	$92,769,119	$53,682,160	$ 81,346,417
Net assets	$94,156,983	$55,776,643	$ 78,924,045
Net asset value (per share, extended)	$29.3958	$32.9692	$ 27.6742
Shares	3,203,074	1,691,779	2,851,900

Survivor Portfolios subsequent to the reorganizations:

	ON BlackRock Advantage Large Cap Core	ON BlackRock Balanced Allocation	ON BlackRock Advantage Small Cap Growth

Investment portfolio fair value	$406,205,116	$516,200,548	$192,045,257
Investment portfolio cost	$409,545,886	$485,407,678	$193,572,913
Net assets	$406,735,281	$517,832,399	$192,251,581
Net asset value (per share, extended)	$29.3958	$32.9692	$ 27.6742
Shares	13,836,508	15,706,525	6,946,962

(6)	Legal Matters

In December 2007, the ON S&P 500® Index and ON Federated Strategic Value Dividend Portfolios, shareholders of the Tribune Company, participated in a cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the ON S&P 500® Index and ON Federated Strategic Value Dividend Portfolios was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy, and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. district courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the ON Federated Strategic Value Dividend Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation (“MDL”) in the U.S. District Court, Southern District of New York (“District Court”).

80	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2019 (Unaudited)

Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. The District Court dismissed the creditor actions on September 23, 2013, holding that the plaintiffs could not pursue their claims so long as the Trustee pursued essentially the same claims in his action. On December 20, 2013, the plaintiffs appealed the dismissal to the Second Circuit Court of Appeals. On March 29, 2016, the Court of Appeals affirmed the dismissal and rejected the plaintiffs’ appeal. On September 9, 2016, plaintiffs filed a petition for writ of certiorari in the Supreme Court and the defendants opposed it. The Supreme Court has not yet decided whether to grant certiorari. On April 3, 2018, the Supreme Court issued a “Statement” from two justices announcing that consideration of the petition for certiorari would be deferred for an undetermined period of time to “allow” the Court of Appeals or the District Court to consider, among other things, whether the Court of Appeals’s decision should be vacated as a result of the Supreme Court’s recent decision in Merit Management Group, LP v. FTI Consulting, Inc. On May 15, 2018, the Second Circuit recalled the mandate on its earlier decision for further panel review. The Second Circuit has not yet provided any specific timing for, or guidance on, next steps.

In 2014, various shareholder defendants filed a motion to dismiss the intentional fraudulent transfer claims. On January 9, 2017, the District Court granted the motion to dismiss the Trustee’s actual fraudulent conveyance claim. The plaintiff will almost certainly appeal to the Second Circuit Court of Appeals. Because of a procedural issue, however, the plaintiff cannot automatically appeal the decision, but must first obtain permission from the District Court. On January 14, 2019, the District Court held a status conference during which it indicated that the plaintiff would be allowed to file a motion seeking reconsideration of the prior dismissal of the intentional fraudulent transfer claims. On April 23, 2019, the District Court denied the Trustee’s motion to amend and add federal constructive fraudulent transfer claims. The judge accepted the defendants’ “alternative safe harbor” argument. Procedurally, this cuts off any chance of discovery in the short term. We will now almost certainly see an appeal of both the Trustee’s intentional claims and this new issue.

The outcome of these proceedings cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

81